UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09721
Fixed Income SHares

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: October 31, 2009
Date of reporting period: April 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

Fixed Income SHares – Series C, H, M, R

Semi-Annual Report
April 30, 2009

Contents

Letter to Shareholders	1
Important Information	2
Fund Insights/Performance & Statistics	3-6
Schedules of Investments	7-63
Statements of Assets and Liabilities	64
Statements of Operations	65
Statements of Changes in Net Assets	66-69
Statement of Cash Flows	70
Financial Highlights	71-74
Notes to Financial Statements	75-102

Fixed Income SHares — Series C, Series H, Series M and Series R
Letter to Shareholders
June 12, 2009
Dear Shareholder:

Please find enclosed the semi-annual report for Fixed Income SHares — Series C, Series H, Series M and Series R (the “Portfolios”) for the fiscal six-month period ended April 30, 2009. Series C and Series M, Series H, Series R are used in conjunction with other assets to create PIMCO Total Return, PIMCO High Yield Municipal and PIMCO Real Return investment strategies, respectively, for managed accounts.

The U.S. bond market provided positive returns during the six-month reporting period as economic growth slowed, inflationary pressures receded and liquidity infusions improved credit market conditions and bolstered investor sentiment. In this environment, corporate bonds showed marked improvement. The Barclays Capital U.S. Aggregate Index returned 7.74% and the Merrill Lynch High Yield BB — B Index returned 14.88% during the reporting period, outperforming the Barclays Capital Government Bond Index, which returned 5.85%. The Federal Reserve (“the Fed”) and U.S. Treasury Department moved aggressively during the period to stave off bank failures and to inject liquidity into the banking system. The Fed reduced the Federal Funds rate during the reporting period, lowering the benchmark rate on loans between member banks from 1.00% to a target of 0% to 0.25%. In addition, the Fed pursued a policy of quantitative easing, purchasing securities from banks in order to add to the supply of cash available for lending.

For specific information regarding the Portfolios, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Portfolios’ shareholder servicing agent at (800) 628-1237. In addition, a wide range of information and resources are available on our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Portfolios’ investment manager and Pacific Investment Management Company LLC (“PIMCO”), the Portfolios’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 1

Fixed Income SHares – Series C, H, M, R Important Information
April 30, 2009 (unaudited)

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Portfolios may be subject to various risks as described in the prospectus. Some of these risks may include, but are not limited to, the following: derivative risk, foreign (non-US) investment risk, high yield security risk, counterparty risk and issuer non-diversification. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments: this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Portfolios have adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Portfolios will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Portfolios may consider in determining how to vote proxies for each portfolio, and information about how each portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios at (800) 628-1237, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com and on the SEC’s website at http://www.sec.gov.

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Total return is calculated by subtracting the value of an investment in the Portfolio at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of less than one year is not annualized.

An investment in the Portfolios involve risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

2 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Fund Insights/Performance & Statistics
April 30, 2009 (unaudited)

Symbol:	Primary Investments:	Inception Date:

FXICX	Intermediate maturity fixed income securities.	3/17/00
Net Assets:
$2,216.9 million

Portfolio Manager:
Mark R. Kiesel

•	For the fiscal six-months ended April 30, 2009, Series C returned 16.74% prior to the deduction of fees, outperforming its benchmark, the Barclays Capital Intermediate U.S. Credit Index, which returned 10.01% during the period.

•	At April 30, 2009, Series C’s duration was 11.80 years, compared to 9.62 years at October 31, 2008, prior fiscal year-end.

•	Series C’s duration positioning above the index contributed positively to performance, as 10-year Treasury yields touched record lows on signs of continued economic contraction.

•	Series C’s allocation to European duration modestly detracted from performance, as the European Central Bank cut interest rates by less than economists had forecast.

•	Series C’s overweight position in investment-grade corporate debt provided a slightly positive contribution to performance, as high-grade corporate bonds experienced their best monthly performance in April 2009 relative to Treasuries on record. However, Series C’s allocation to high-grade financials within the corporate sector detracted from returns, as this sector underperformed like-duration Treasuries.

•	Series C’s overweight position in mortgage-backed securities (“MBS”) significantly detracted from performance in November 2008. However, this impact was mitigated as MBS outperformed Treasury securities since the announcement of the Treasury’s MBS purchase program in January of 2009.

•	Series C’s negative exposure to both the Brazilian real and British pound sterling detracted from performance, as these currencies rose compared to the dollar on a rebound in the stock markets and improving economic data.

Total Returns (Six Months ended 4/30/09)

FISH: Series C	16.74%

Barclays Capital Intermediate U.S. Credit Index	10.01%

Change in Value of $10,000 Investments in the
Series C and the Barclays Capital Intermediate U.S. Credit Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 3

Fixed Income SHares — Series H Fund Insights/Performance & Statistics
April 30, 2009 (unaudited)

Symbol:	Primary Investments:	Inception Date:

FXIHX	High yield municipal securities.	4/2/07
Net Assets:
$2.1 million

Portfolio Manager:
John Cummings

•	For the fiscal six-months ended April 30, 2009, Series H declined 3.37% prior to the deduction of fees, outperforming its benchmark, the Barclays Capital High Yield Muni Index, which declined 4.20% during the period.

•	Municipal money market holdings served to add liquidity to Series H, while adding incremental yield during the six-month period.

•	Series H’s duration positioning below the benchmark contributed positively to performance, as lower quality rates increased during the period.

•	Series H’s holdings in the tobacco sector detracted from performance during the period, as this sector experienced significant underperformance at the end of 2008.

•	Series H’s exposure to the higher-quality healthcare and education sectors contributed positively to performance, as these sectors outperformed during the period. However exposure to lower-quality credits within healthcare detracted from performance.

•	Series H’s exposure to the leasing sector detracted from performance, as this sector underperformed during the period.

•	Series H’s duration hedging strategies detracted from performance, as longer-maturity swap rates moved lower during the six-month period.

Total Returns (Six Months ended 4/30/09)

FISH: Series H	(3.37)%

Barclays Capital High Yield Muni Index	(4.20)%

Change in Value of $10,000 Investments in the
Series H and the Barclays Capital High
Yield Muni Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

4 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Fund Insights/Performance & Statistics
April 30, 2009 (unaudited)

Symbol:	Primary Investments:	Inception Date:

FXIMX	Intermediate maturity mortgage-backed securities.	3/17/00
Net Assets:
$2,193.5 million

Portfolio Manager:
Scott Simon

•	For the fiscal six-months ended April 30, 2009, Series M returned 13.35% prior to the deduction of fees, outperforming its benchmark, the Barclays Capital Fixed Rate Mortgage Backed Securities Index, which returned 8.59% during the reporting period.

•	At April 30, 2009, Series M’s duration was 8.77 years, compared to 13.09 years at October 31, 2008, prior fiscal year-end.

•	Series M’s duration positioning above the index contributed positively to performance, as 10-year Treasury yields touched record lows on signs of continued economic contraction.

•	Series M’s overweight position in mortgage-backed securities (“MBS”) detracted from performance in November 2008. However, this impact was mitigated as MBS outperformed Treasury securities since the announcement of the Treasury’s MBS purchase program in January of 2009.

•	Series M’s exposure to non-agency mortgage-backed securities contributed positively to performance, as prices rose across residential mortgage-backed securities (“RMBS”) sectors including Alt-A, Prime, and even 2007 subprime due to the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and Public-Private Investment Program (“PPIP”).

•	Series M’s curve-steepening position in the United States using Eurodollar futures contributed positively to performance, as longer-maturity bonds sold off in January of 2009 and the yield curve steepened significantly in 2009.

Total Returns (Six Months ended 4/30/09)

FISH: Series M	13.35%

Barclays Capital Fixed Rate Mortgage Backed Securities Index	8.59%

Change in Value of $10,000 Investments in the
Series M and the Barclays Capital Fixed Rate
Mortgage Backed Securities Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 5

Fixed Income SHares — Series R Fund Insights/Performance & Statistics
April 30, 2009 (unaudited)

Symbol:	Primary Investments:	Inception Date:

FXIRX	Intermediate maturity inflation-indexed fixed income securities.	4/15/04
Net Assets:
$192.2 million

Portfolio Manager:
Mihir Worah

•	For the fiscal six-months ended April 30, 2009, Series R returned 9.64% prior to the deduction of fees, outperforming its benchmark, the Barclays Capital U.S. TIPS Index, which returned 9.45% during the reporting period.

•	At April 30, 2009, Series R’s duration was 10.54 years, compared to 9.13 years at October 31, 2008, prior fiscal year-end.

•	Series R’s overweight position in U.S. treasury inflation protected securities (“TIPS”) detracted from performance, as real interest rates rose.

•	Series R’s underweight position in inflation-linked bonds (“ILBs”) compared to nominal bonds in Europe and the United Kingdom detracted from performance, as ILBs outperformed nominal bonds and breakeven inflation widened.

•	Series R’s duration positional above the index contributed positively to performance, as 10-year Treasury yields touched record lows on signs of continued economic contraction.

•	Series R’s curve-steepening position in the United States using Eurodollar futures contributed positively to performance, as longer-maturity bonds sold off in January of 2009 and the yield curve steepened significantly in 2009.

•	Series R’s allocation to high-grade financials within the corporate sector detracted from returns, as this sector underperformed like-duration Treasuries.

Total Returns (Six Months ended 4/30/09)

FISH: Series R	9.64%

Barclays Capital U.S. TIPS Index	9.45%

Change in Value of $10,000 Investments in the
Series R and the Barclays Capital U.S. TIPS Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

6 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

CORPORATE BONDS & NOTES–67.0%
		Airlines–1.9%
		Continental Airlines, Inc.,
	$2,100	6.503%, 12/15/12	Baa2/BBB+	$1,900,500
	900	7.918%, 11/1/11	Baa2/BBB	859,500
		Northwest Airlines, Inc.,
	1,636	7.041%, 10/1/23	NR/BBB−	1,128,825
	51,085	7.15%, 4/1/21 (MBIA)	NR/BBB+	37,292,029
	76	United Air Lines, Inc., 10.125%, 3/22/15 (b)(f)	NR/NR	33,957

				41,214,811

		Automotive–0.0%
	200	Daimler Finance North America LLC, 7.30%, 1/15/12	A3/A−	202,433

		Banking–18.5%
	12,000	American Express Bank FSB, 5.55%, 10/17/12	A2/A+	11,471,592
	500	Bank of America NA, 5.30%, 3/15/17	A1/A	375,553
		Barclays Bank PLC,
	€10,180	4.875%, 12/15/14, FRN (i)	Baa2/BBB+	4,991,122
	$59,000	6.05%, 12/4/17 (a)(d)	Baa1/A+	47,334,756
	1,300	7.434%, 12/15/17, FRN (a)(d)(i)	Baa2/BBB+	637,156
	9,400	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(i)	Aa3/A	4,889,222
		Commonwealth Bank of Australia,
AUD	2,600	4.50%, 2/20/14	Aaa/AAA	1,867,547
	$6,600	6.024%, 3/15/16, FRN (a)(d)(i)	Aa3/A+	3,403,013
		Credit Agricole S.A., FRN (i),
	16,300	6.637%, 5/31/17 (a)(d)	Aa3/A−	7,825,386
	17,500	6.637%, 5/31/17 (b)	Aa3/A−	8,799,000
	28,000	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/A+	27,685,644
	5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(i)	Baa2/BB−	1,600,300
		HBOS PLC (a)(d),
	3,400	5.375%, 11/1/13, FRN (i)	Baa1/BB−	1,498,074
	30,600	6.75%, 5/21/18	Baa1/A−	22,569,795
		HSBC Bank USA NA,
	3,500	5.625%, 8/15/35	A1/AA−	2,969,855
	35,400	6.00%, 8/9/17	A1/AA−	33,419,760
		HSBC Capital Funding L.P., FRN (a)(d)(i),
	13,900	4.61%, 6/27/13	A3/A−	7,402,681
	1,350	10.176%, 6/30/30	A3/A−	1,188,008

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 7

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Banking (continued)
	HSBC Holdings PLC,
$800	6.50%, 9/15/37	A1/A+	$684,594
400	7.625%, 5/17/32	A1/A+	341,282
27,200	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa2/A+	25,417,720
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, FRN (a)(d)(i)	A2/BB+	175,007
600	Korea Development Bank, 8.00%, 1/23/14	A2/A	630,981
	Lloyds Banking Group PLC (a)(d)(i),
400	5.92%, 10/1/15	Baa2/B+	112,000
21,800	6.657%, 5/21/37, FRN	Baa2/B+	6,656,804
38,200	Macquarie Bank Ltd., 4.10%, 12/17/13 (a)(d)	Aaa/AAA	38,726,320
	Mizuho Financial Group, Inc. (g),
¥100,000	1.534%, 11/24/49	NR/NR	1,012,508
¥100,000	2.383%, 12/31/49, FRN	NR/NR	1,008,877
$1,700	Mizuho Financial Group Cayman Ltd., 8.375%, 7/27/09 (i)	A1/NR	1,572,500
4,700	National City Bank, 1.383%, 6/18/10, FRN	Aa3/A+	4,521,179
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(d)(i)	Aa2/AA−	2,201,988
	Rabobank Capital Funding Trust, FRN (i),
5,600	5.254%, 10/21/16 (b)	Aa2/AA−	3,136,000
5,800	5.254%, 10/21/16 (a)(d)	Aa2/AA−	3,194,257
2,400	RBS Capital Trust I, 4.709%, 7/1/13, FRN (i)	Ba3/BB−	864,650
3,600	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(d)(i)	A2/BBB	2,006,222
	Royal Bank of Scotland Group PLC (i),
22,200	6.99%, 10/5/17, FRN (a)(d)	Ba2/BB−	9,001,479
10,000	7.64%, 9/29/17, FRN	Ba3/B+	2,902,690
5,000	7.648%, 9/30/31, FRN	Ba2/BB−	2,077,905
2,710	9.118%, 3/31/10	Ba3/BB−	1,992,205
	Sumitomo Mitsui Banking Corp., FRN,
¥200,000	1.544%, 6/2/49	NR/NR	1,923,873
€10,260	4.375%, 10/15/15 (i)	Aa3/A−	8,229,372
$2,600	5.625%, 10/15/15 (a)(d)(i)	Aa3/A−	2,069,930
3,300	Swedbank AB, 2.80%, 2/10/12 (a)(d)	Aaa/AAA	3,294,169
5,000	UBS AG, 2.219%, 6/19/10, FRN	Aa2/A+	4,917,300
6,700	USB Capital IX, 6.189%, 4/15/11, FRN (i)	A2/A	3,719,907
	Wachovia Bank N.A.,
1,700	1.65%, 3/15/16, FRN	Aa3/AA	1,065,875
€5,000	6.00%, 5/23/13	Aa2/AA+	6,547,598

8 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Banking (continued)
		Wachovia Corp.,
	$2,200	1.59%, 6/15/17, FRN	A1/AA	$1,264,965
	3,900	5.25%, 8/1/14	A2/AA−	3,471,940
	2,700	5.50%, 5/1/13	A1/AA	2,650,298
	2,000	5.625%, 10/15/16	A2/AA−	1,631,836
	101,900	Wells Fargo & Co., 7.98%, 3/15/18, FRN (i)	B2/A	57,137,572
AUD	20,000	Westpac Banking Corp., 4.75%, 3/5/14	Aaa/AAA	14,520,814

				410,611,081

		Commercial Services–0.1%
	$700	President and Fellows of Harvard College, 6.50%, 1/15/39 (a)(d)	Aaa/AAA	745,634
	900	Princeton University, 5.70%, 3/1/39	Aaa/AAA	869,286

				1,614,920

		Computer Services–0.2%
	800	International Business Machines Corp., 5.70%, 9/14/17	A1/A+	849,323
	5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa3/BBB−	4,524,070

				5,373,393

		Diversified Manufacturing–0.5%
	15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB−	11,568,030

		Drugs & Medical Products–1.1%
	22,000	Pfizer, Inc., 6.20%, 3/15/19	Aa2/AAA	23,688,280

		Electronics–0.0%
	400	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/CCC	204,000

		Energy–2.9%
	2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB	2,352,335
	2,800	El Paso Corp., 7.00%, 6/15/17	Ba3/BB−	2,530,970
	4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,206,437
		Energy Transfer Partners L.P.,
	3,000	6.00%, 7/1/13	Baa3/BBB−	2,977,479
	2,100	6.125%, 2/15/17	Baa3/BBB−	1,931,868
	2,600	6.625%, 10/15/36	Baa3/BBB−	2,047,380
		Kinder Morgan Energy Partners L.P.,
	5,800	6.00%, 2/1/17	Baa2/BBB	5,479,063
	3,800	6.95%, 1/15/38	Baa2/BBB	3,317,024
	5,500	7.30%, 8/15/33	Baa2/BBB	4,868,726
	3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB−	3,362,906

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 9

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Energy (continued)
	Northwest Pipeline Corp.,
$3,900	5.95%, 4/15/17	Baa2/BBB−	$3,655,724
1,700	7.00%, 6/15/16	Baa2/BBB−	1,724,480
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB−	5,183,740
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB−	1,935,528
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB−	24,878
	Southern Natural Gas Co.,
4,400	5.90%, 4/1/17 (a)(d)	Baa3/BB	4,028,218
400	8.00%, 3/1/32	Baa3/BB	380,305
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,946,404
	Williams Cos., Inc.,
11,500	6.375%, 10/1/10 (a)(d)	Baa3/BBB−	11,393,510
2,000	7.625%, 7/15/19	Baa3/BB+	1,973,438

			65,320,413

	Financial Services–26.6%
6,700	American Express Co., 6.15%, 8/28/17	A3/A	5,990,336
	Bear Stearns Cos., Inc.,
1,500	5.30%, 10/30/15	Aa3/A+	1,392,464
12,400	6.40%, 10/2/17	Aa3/A+	12,089,169
23,500	6.95%, 8/10/12	Aa3/A+	24,763,125
11,000	7.25%, 2/1/18	Aa3/A+	11,251,471
€3,200	BTMU Curacao Holdings NV, 3.50%, 4/19/15, FRN	Aa3/A	3,922,296
$10,000	Caelus Re Ltd., 7.511%, 6/7/11, FRN (a)(b)(d)	NR/BB+	9,168,000
4,200	CIT Group, Inc., 1.353%, 7/28/11, FRN	Ba2/BBB−	2,476,769
	Citigroup, Inc.,
18,500	5.50%, 8/27/12	A3/A	16,521,277
15,830	5.85%, 7/2/13	A3/A	14,185,833
7,840	6.00%, 8/15/17	A3/A	6,595,392
5,200	6.125%, 11/21/17	A3/A	4,294,004
8,500	6.125%, 8/25/36	Baa1/A−	5,043,832
5,000	6.625%, 6/15/32	Baa1/A−	2,822,505
£11,970	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	Baa3/CC	5,764,572
$32,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/CC	19,582,926
	Ford Motor Credit Co. LLC,
12,200	7.00%, 10/1/13	Caa1/CCC+	9,102,786
1,000	8.00%, 12/15/16	Caa1/CCC+	763,969

10 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services (continued)
	General Electric Capital Corp.,
$1,000	1.356%, 10/6/15, FRN	Aa2/AA+	$713,813
4,000	1.451%, 6/12/12, FRN	Aa2/AA+	3,391,408
€10,000	4.625%, 9/15/66, FRN (a)(d)	Aa3/AA+	6,095,460
€25,700	5.50%, 9/15/67, FRN	Aa3/A+	15,495,057
$20,000	5.625%, 5/1/18	Aa2/AA+	17,478,260
5,000	6.375%, 11/15/67, FRN	Aa3/A+	2,875,410
£1,400	6.50%, 9/15/67, FRN	Aa3/A+	1,006,142
	General Motors Acceptance Corp. LLC,
$15,330	6.00%, 12/15/11	C/CCC	9,897,155
3,000	6.75%, 12/1/14	C/CCC	1,923,960
15,370	8.00%, 11/1/31	C/CCC	9,093,199
	Goldman Sachs Group, Inc.,
5,100	1.639%, 1/12/15, FRN	A1/A	4,023,390
4,100	1.677%, 3/22/16, FRN	A1/A	3,091,039
11,900	5.25%, 10/15/13	A1/A	11,831,182
32,459	5.35%, 1/15/16	A1/A	29,978,159
700	5.75%, 10/1/16	A1/A	654,494
19,800	5.95%, 1/18/18	A1/A	18,406,139
15,200	6.15%, 4/1/18	A1/A	14,361,082
24,400	6.25%, 9/1/17	A1/A	23,112,412
7,700	6.75%, 10/1/37	A2/A−	5,891,193
624	Isles CBO Ltd., 2.389%, 10/27/10, FRN (a)(d)(g)	Baa3/NR	483,107
	JPMorgan Chase & Co.,
8,000	0.528%, 5/7/10, FRN	Aa3/A+	7,933,920
3,600	2.076%, 6/13/11, FRN	Aa3/A+	3,454,596
29,000	6.00%, 1/15/18	Aa3/A+	28,241,737
2,400	6.625%, 3/15/12	A1/A	2,501,616
8,800	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66, (converts to FRN on 8/18/36)	A1/BBB+	6,290,997
2,700	JPMorgan Chase Capital XX, 6.55%, 9/15/66, (converts to FRN on 9/30/36)	A1/BBB+	1,931,661
¥1,200,000	Lehman Brothers Holdings, Inc., 1.15%, 10/26/10 (f)	NR/NR	1,006,251
$2,000	Longpoint Re Ltd., 6.57%, 11/8/11, FRN (a)(b)(d)	NR/BB+	1,929,000
	Merrill Lynch & Co., Inc.,
5,000	1.591%, 1/15/15, FRN	A2/A	3,253,995
23,300	3.472%, 5/12/10, FRN	A2/A	22,452,859
800	6.05%, 8/15/12	A2/A	736,482
18,800	6.40%, 8/28/17	A2/A	15,317,112
55,100	6.875%, 4/25/18	A2/A	46,508,092

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 11

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services (continued)
	Morgan Stanley,
$500	1.399%, 1/9/12, FRN	A2/A	$437,380
€10,000	1.843%, 1/16/17, FRN	A2/A	8,456,961
$1,000	4.75%, 4/1/14	A3/A−	846,553
500	5.30%, 3/1/13	A2/A	487,170
2,800	5.375%, 10/15/15	A2/A	2,525,639
25,000	6.00%, 4/28/15	A2/A	23,667,500
29,700	6.25%, 8/28/17	A2/A	27,188,746
18,300	6.625%, 4/1/18	A2/A	17,443,981
£550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17, FRN (i)	A2/BBB+	476,365
$700	Mystic Re Ltd., 11.261%, 6/7/11, FRN (a)(b)(d)	NR/BB−	663,061
659	Preferred Term Securities XIII, 1.866%, 3/24/34, FRN (a)(b)(d)	A1/BB	224,042
	SLM Corp.,
2,800	1.322%, 10/25/11, FRN	Baa2/BBB−	1,895,494
9,255	8.45%, 6/15/18	Baa2/BBB−	5,647,179
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BB+	807,102
2,000	6.75%, 5/1/15	Baa3/BB+	1,733,200
1,000	UBS AG, 5.875%, 12/20/17	Aa2/A+	878,543
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (i)	A1/BBB−	2,421,667
17,600	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (i)	B2/A	11,272,378
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB	5,553,989

			589,718,055

	Food & Beverage–0.7%
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	6,961,461
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB−	419,506
7,000	Sara Lee Corp., 3.875%, 6/15/13	Baa1/BBB+	6,714,694
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	Baa2/BBB−	934,466

			15,030,127

	Healthcare & Hospitals–0.1%
100	Biomet, Inc., 11.625%, 10/15/17	Caa1/B−	97,500
1,000	HCA, Inc., 7.19%, 11/15/15	Caa1/B−	730,365
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,525,911

			2,353,776

12 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Insurance–2.8%
		American International Group, Inc.,
	$7,900	1.217%, 10/18/11, FRN	A3/A−	$3,866,710
	€1,500	4.00%, 9/20/11	A3/A−	689,232
	$500	4.70%, 10/1/10	A3/A−	292,532
	€7,800	4.875%, 3/15/67, FRN	Ba2/BBB	361,752
	$100	4.95%, 3/20/12	A3/A−	40,045
	7,400	5.05%, 10/1/15	A3/A−	2,694,865
	16,200	5.85%, 1/16/18	A3/A−	5,473,316
	4,500	6.25%, 5/1/36	A3/A−	1,540,462
	€24,050	8.00%, 5/22/68, FRN	Ba2/BBB	1,434,090
	$800	8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(d)	Ba2/BBB	92,088
	65,200	8.25%, 8/15/18 (a)(d)	A3/A−	22,947,727
	£3,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Ba2/BBB	211,156
	$5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(d)	Aa2/AA−	4,862,775
		Residential Reins Ltd., FRN (a)(b)(d),
	14,300	7.261%, 6/7/10	NR/BB+	13,736,580
	4,000	8.511%, 6/7/10	NR/BB	3,887,600

				62,130,930

		Multi-Media–2.4%
	1,000	Comcast Cable Communications Holdings, Inc., 7.125%, 6/15/13	Baa1/BBB+	1,064,615
		Comcast Corp.,
	10,600	5.875%, 2/15/18	Baa1/BBB+	10,516,578
	1,700	5.90%, 3/15/16	Baa1/BBB+	1,700,802
	15,000	6.45%, 3/15/37	Baa1/BBB+	13,963,710
	810	CSC Holdings, Inc., 7.875%, 2/15/18	B1/BB	789,750
	7,700	Echostar DBS Corp., 7.00%, 10/1/13	Ba3/BB−	7,392,000
CAD	800	Rogers Cable, Inc., 7.25%, 12/15/11	Baa3/BBB−	719,415
		Time Warner Cable, Inc.,
	$6,940	5.85%, 5/1/17	Baa2/BBB	6,687,308
	8,390	6.55%, 5/1/37	Baa2/BBB	7,768,251
	1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB	1,643,881

				52,246,310

		Oil & Gas–2.7%
	4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB−	4,743,046
	300	Anadarko Petroleum Corp., 5.95%, 9/15/16	Baa3/BBB−	271,914
	2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa2/BBB	2,208,127
	5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	5,498,655

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 13

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Oil & Gas (continued)
	Devon Financing Corp.,
$2,900	6.875%, 9/30/11	Baa1/BBB+	$3,085,029
1,300	7.875%, 9/30/31	Baa1/BBB+	1,417,443
	EnCana Corp.,
2,000	5.90%, 12/1/17	Baa2/A−	1,974,804
4,700	6.50%, 8/15/34	Baa2/A−	4,413,629
	Gaz Capital S.A. (a)(d),
5,700	7.343%, 4/11/13	Baa1/BBB	5,130,000
14,000	8.146%, 4/11/18	Baa1/BBB	11,480,000
4,500	Gazprom AG, 9.625%, 3/1/13 (a)(d)	Baa1/BBB	4,353,750
3,004	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	2,752,620
1,248	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A−	1,228,393
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB	1,038,000
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	3,038,700
	XTO Energy, Inc.,
3,000	5.50%, 6/15/18	Baa2/BBB	2,856,264
1,700	6.10%, 4/1/36	Baa2/BBB	1,476,161
3,000	7.50%, 4/15/12	Baa2/BBB	3,140,034

			60,106,569

	Paper/Paper Products–0.3%
	Georgia-Pacific LLC,
2,900	7.00%, 1/15/15 (a)(d)	Ba3/BB−	2,769,500
2,900	7.125%, 1/15/17 (a)(d)	Ba3/BB−	2,755,000
1,400	7.25%, 6/1/28	B2/B+	1,050,000
1,000	7.375%, 12/1/25	B2/B+	760,000

			7,334,500

	Software–0.0%
500	Oracle Corp., 5.75%, 4/15/18	A2/A	530,650

	Telecommunications–2.0%
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,575,826
1,500	8.00%, 11/15/31	A2/A	1,702,755
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa2/BBB	104,554
	Deutsche Telekom International Finance BV,
4,500	6.75%, 8/20/18	Baa1/BBB+	4,691,632
€1,280	8.125%, 5/29/12	Baa1/BBB+	1,909,386
$2,500	8.50%, 6/15/10	Baa1/BBB+	2,628,928
2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	1,940,625

14 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Telecommunications (continued)
		Qwest Communications International, Inc.,
	$1,597	7.25%, 2/15/11	Ba3/B+	$1,581,030
	10,353	7.50%, 2/15/14	Ba3/B+	9,654,172
	2,000	Qwest Corp., 4.57%, 6/15/13, FRN	Ba1/BBB−	1,820,000
CAD	400	Rogers Communications, Inc., 7.625%, 12/15/11	Baa3/BBB−	351,869
	$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	3,672,000
	3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/A−	3,647,766
	6,900	Verizon Communications, Inc., 5.55%, 2/15/16	A3/A	6,922,529
	900	Verizon New England, Inc., 6.50%, 9/15/11	Baa2/A	945,142

				44,148,214

		Tobacco–0.8%
	10,000	Altria Group, Inc., 10.20%, 2/6/39	Baa1/BBB	11,047,940
	8,030	Reynolds American, Inc., 7.75%, 6/1/18	Baa3/BBB	7,302,562

				18,350,502

		Transportation–0.2%
	4,000	Ryder System, Inc., 7.20%, 9/1/15	Baa1/BBB+	3,551,316

		Utilities–3.2%
	2,700	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	1,928,523
	400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	405,448
	6,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa3/BBB	6,340,194
		Consumers Energy Co.,
	2,050	5.00%, 2/15/12	Baa1/BBB	2,057,698
	850	5.00%, 3/15/15	Baa1/BBB	823,108
	2,000	5.15%, 2/15/17	Baa1/BBB	1,926,622
	1,100	5.375%, 4/15/13	Baa1/BBB	1,118,460
	1,400	Dayton Power & Light Co., 5.125%, 10/1/13	A2/A	1,437,313
	4,000	Dominion Resources, Inc., 6.00%, 11/30/17	Baa2/A−	4,055,916
	5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB−	4,307,870
		Electricite De France S.A. (a)(d),
	14,200	6.50%, 1/26/19	Aa3/A+	15,323,632
	5,000	6.95%, 1/26/39	Aa3/A+	5,295,820
	2,400	Enel Finance International S.A., 6.25%, 9/15/17 (a)(d)	A2/A−	2,217,249
	1,600	Energy East Corp., 6.75%, 7/15/36	A3/A−	1,288,021
	2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A−	1,981,606
		Entergy Louisiana LLC,
	3,300	4.67%, 6/1/10	Baa1/A−	3,264,334
	84	8.09%, 1/2/17	Baa2/BBB	83,341
	200	Idaho Power Co., 6.60%, 3/2/11	A3/A−	210,204
	1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,034,908

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 15

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Utilities (continued)
	Nevada Power Co.,
$1,600	5.95%, 3/15/16	Baa3/BBB	$1,535,541
3,000	6.50%, 5/15/18	Baa3/BBB	2,941,905
1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB	1,565,833
500	PSE&G Power LLC, 7.75%, 4/15/11	Baa1/BBB	529,988
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,723,915
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BBB	1,635,034
380	System Energy Resources, Inc., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	350,099
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa2/BBB+	3,555,261

			69,937,843

	Total Corporate Bonds & Notes (cost–$1,782,405,089)		1,485,236,153

U.S. GOVERNMENT AGENCY SECURITIES–53.5%
	Fannie Mae–30.8%
6	3.253%, 8/25/18, CMO, FRN	Aaa/AAA	6,453
9	3.763%, 2/1/18, FRN, MBS	Aaa/AAA	9,105
3,222	4.50%, 4/25/16, CMO	Aaa/AAA	3,272,318
4,464	4.50%, 1/25/17, CMO	Aaa/AAA	4,582,860
4,665	4.929%, 5/1/35, FRN, MBS	Aaa/AAA	4,782,323
1,177	5.00%, 1/25/17, CMO	Aaa/AAA	1,201,966
100	5.00%, 4/1/22, MBS	Aaa/AAA	103,574
4,700	5.00%, MBS, TBA (e)	Aaa/AAA	4,834,392
7,115	5.025%, 11/1/35, FRN, MBS	Aaa/AAA	7,327,265
5,800	5.29%, 11/25/33, CMO	Aaa/AAA	6,055,537
38	5.50%, 3/1/38, MBS	Aaa/AAA	39,430
111,000	5.50%, MBS, TBA (e)	Aaa/AAA	114,728,934
13,141	6.00%, 10/1/36, MBS (k)	Aaa/AAA	13,764,014
3,807	6.00%, 4/1/37, MBS	Aaa/AAA	3,984,689
8,070	6.00%, 9/1/37, MBS	Aaa/AAA	8,446,031
83	6.00%, 10/1/37, MBS	Aaa/AAA	87,180
5,524	6.00%, 11/1/37, MBS (k)	Aaa/AAA	5,781,906
1,231	6.00%, 12/1/37, MBS	Aaa/AAA	1,288,627
32	6.00%, 5/1/38, MBS	Aaa/AAA	33,542
847	6.00%, 8/1/38, MBS	Aaa/AAA	886,159
4,557	6.00%, 9/1/38, MBS (k)	Aaa/AAA	4,769,888
25	6.00%, 10/1/38, MBS	Aaa/AAA	26,536
700	6.00%, 11/1/38, MBS	Aaa/AAA	733,082
761	6.00%, 2/1/39, MBS	Aaa/AAA	796,045

16 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$475,100	6.00%, MBS, TBA (e)	Aaa/AAA	$496,169,072
8	6.365%, 4/1/17, FRN, MBS	Aaa/AAA	8,305

			683,719,233

	Freddie Mac–2.1%
2,070	0.851%, 11/15/16, CMO, FRN	Aaa/AAA	2,055,608
11	4.375%, 12/1/18, FRN, MBS	Aaa/AAA	10,922
915	4.50%, 12/15/10, CMO	Aaa/AAA	918,732
110	4.50%, 10/15/19, CMO	Aaa/AAA	112,284
4,505	4.50%, 2/15/20, CMO	Aaa/AAA	4,602,645
1,350	5.00%, 1/15/18, CMO	Aaa/AAA	1,384,900
7,513	5.00%, 7/15/24, CMO	Aaa/AAA	7,663,409
3,143	5.00%, 5/15/27, CMO	Aaa/AAA	3,206,170
18,520	5.00%, 7/15/33, CMO, MBS	Aaa/AAA	18,082,584
6	5.575%, 6/1/30, FRN, MBS	Aaa/AAA	5,779
6,549	6.00%, 5/15/36, CMO	Aaa/AAA	6,576,629
2,000	6.00%, MBS, TBA (e)	Aaa/AAA	2,087,812
1,000	6.50%, MBS, TBA (e)	Aaa/AAA	1,059,219

			47,766,693

	Ginnie Mae–17.5%
19	5.375%, 1/20/22, FRN, MBS	Aaa/AAA	19,640
42	6.00%, 12/15/37, MBS	Aaa/AAA	43,583
339	6.00%, 10/15/38, MBS	Aaa/AAA	353,741
370,700	6.00%, MBS, TBA (e)	Aaa/AAA	386,744,267

			387,161,231

	Small Business Administration Participation Certificates–3.1%
5,405	4.77%, 4/1/24	Aaa/AAA	5,588,158
786	4.504%, 2/1/14	Aaa/AAA	785,291
33,475	5.32%, 1/1/27	Aaa/AAA	35,419,883
24,364	5.70%, 8/1/26	Aaa/AAA	26,112,862

			67,906,194

	Total U.S. Government Agency Securities (cost–$1,180,540,084)		1,186,553,351

MORTGAGE-BACKED SECURITIES–4.1%
€5,400	Arena BV, 2.033%, 2/17/63, CMO, FRN	Aaa/NR	6,753,085
$4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/AAA	3,278,947
310	Banc of America Funding Corp., 6.105%, 1/20/47, CMO, VRN	NR/B	153,563
2,335	Banc of America Large Loan, Inc., 0.961%, 8/15/29, CMO, FRN (b)	Aaa/AAA	1,696,946

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 17

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
$897	2.472%, 3/25/35, FRN	Aaa/AAA	$726,756
3,192	2.94%, 3/25/35, FRN	Aaa/AAA	2,592,539
2,766	4.55%, 8/25/35, FRN	Aaa/AAA	2,160,701
183	4.630%, 5/25/34, FRN	Aaa/AAA	132,286
290	4.657%, 10/25/33, VRN	Aaa/AAA	261,627
	Bear Stearns Alt-A Trust, CMO, VRN,
5,466	5.709%, 11/25/36	B3/AAA	2,729,953
7,029	5.716%, 11/25/36	B3/AAA	3,535,450
1,855	5.772%, 2/25/36	Caa2/B	884,895
	Bear Stearns Commercial Mortgage Securities, CMO,
796	0.561%, 3/15/19, FRN (a)(d)	Aaa/AAA	672,014
1,600	5.54%, 9/11/41	NR/AAA	1,348,777
3,000	Chase Commercial Mortgage Securities Corp., 6.484%, 2/12/16, CMO, VRN (a)(d)	Aaa/NR	3,038,853
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
1,025	4.248%, 8/25/35	Aaa/AAA	743,737
899	4.748%, 8/25/35	Aaa/AAA	662,104
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%, 12/11/49	Aaa/AAA	3,291,376
8,000	5.545%, 1/15/46, VRN	Aaa/AAA	6,827,644
€481	Cordusio RMBS SRL, 1.671%, 6/30/35, CMO, FRN	Aaa/AAA	562,443
	Countrywide Alternative Loan Trust, CMO,
$2,830	0.628%, 11/25/46, FRN	B3/AAA	966,280
819	0.638%, 5/25/36, FRN	B1/AAA	297,313
13,748	6.25%, 8/25/37	Caa1/B	6,795,796
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
389	0.758%, 3/25/35, FRN	B1/AAA	157,176
117	4.743%, 8/25/34, VRN	A1/AAA	68,075
32	Credit Suisse First Boston Mortgage Securities Corp., 4.364%, 7/25/33, CMO, VRN	Aaa/AAA	27,504
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%, 12/15/39	Aaa/AAA	1,853,489
7,300	5.912%, 6/15/39, VRN	Aaa/AAA	5,182,777
1,135	Deutsche Alt-A Securities, Inc., 0.518%, 2/25/37, CMO, FRN	Baa3/AAA	1,038,879

18 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
$3,166	0.707%, 8/19/45	Baa3/AAA	$1,310,713
2,085	3.675%, 7/19/44	Aa3/AAA	1,469,230
225	First Horizon Asset Securities, Inc., 4.739%, 12/25/33, CMO, FRN	Aaa/NR	175,125
5,020	Greenpoint Mortgage Funding Trust, 0.668%, 6/25/45, CMO, FRN	Baa2/AAA	2,020,895
23	Greenpoint Mortgage Pass-Through Certificates, 4.823%, 10/25/33, CMO, FRN	NR/AAA	16,060
1,000	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	786,407
229	GSR Mortgage Loan Trust, 4.516%, 3/25/33, CMO, FRN	Aaa/NR	204,692
	Harborview Mortgage Loan Trust, CMO,
816	0.787%, 6/20/35, FRN	Aaa/AAA	332,621
402	4.572%, 5/19/33, VRN	NR/AAA	322,829
34,403	Hilton Hotel Pool Trust, 0.857%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	338,215
521	Homebanc Mortgage Trust, 5.765%, 4/25/37, CMO, VRN	Ba1/AAA	368,332
€468	IntesaBci Sec 2 SRL, 2.115%, 8/28/23, CMO, FRN	Aaa/AAA	594,192
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$1,000	5.336%, 5/15/47	Aaa/AAA	775,482
6,600	5.42%, 1/15/49	Aaa/NR	5,029,242
2,200	5.44%, 6/12/47	Aaa/AAA	1,675,887
	JPMorgan Mortgage Trust, CMO, FRN,
276	4.377%, 11/25/33	NR/AAA	241,504
3,116	4.771%, 7/25/35	Aaa/AAA	2,451,313
574	5.016%, 2/25/35	Aaa/AAA	485,831
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	Aaa/AAA	820,858
1,600	6.156%, 8/12/49	NR/AAA	1,212,024
	Morgan Stanley Dean Witter Capital I, CMO,
600	4.74%, 11/13/36	NR/AAA	569,032
278	6.66%, 2/15/33	NR/AAA	282,364
1,701	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)	B3/NR	199,917
2,194	Residential Accredit Loans, Inc., 0.648%, 4/25/46, CMO, FRN	Baa2/AAA	843,802
201	Structured Adjustable Rate Mortgage Loan Trust, 4.918%, 2/25/34, CMO, VRN	Aa2/AAA	145,325
5,304	Structured Asset Mortgage Investments, Inc., 0.658%, 5/25/36, CMO, FRN	B3/AAA	1,886,723
2,219	Thornburg Mortgage Securities Trust, 0.548%, 11/25/46, CMO, FRN	Aaa/AAA	1,913,646

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 19

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Wachovia Bank Commercial Mortgage Trust, CMO,
$450	0.531%, 6/15/20, FRN (a)(d)	Aaa/AAA	$308,929
700	5.416%, 1/15/45, VRN	Aaa/AAA	571,466
1,300	5.678%, 5/15/46	Aaa/AAA	1,051,513
	Washington Mutual, Inc., CMO, FRN,
334	0.748%, 1/25/45	Aa2/AAA	158,112
3,565	0.933%, 11/25/34	Aa2/AAA	1,813,710
1,754	2.514%, 2/25/46	A2/AAA	645,484
930	Wells Fargo Mortgage-Backed Securities Trust, 4.405%, 3/25/36, CMO, VRN	Aa3/NR	566,592

	Total Mortgage-Backed Securities (cost–$110,831,237)		90,029,052

SENIOR LOANS (a)(c)–3.6%
	Automotive–0.2%
	Ford Motor Corp., Term B,
6,730	3.46%, 12/16/13		4,262,823
1,963	4.14%, 12/16/13		1,243,591

			5,506,414

	Financial Services–2.7%
80,159	Chrysler Financial Corp., 4.46%, 8/3/12		59,546,879

	Healthcare & Hospitals–0.1%
1,678	HCA, Inc., 3.47%, 11/18/13, Term B		1,518,564

	Paper/Paper Products–0.6%
	Georgia-Pacific Corp.,
1,993	2.428%, 12/20/12		1,863,661
354	2.428%, 12/20/12, Term B		331,252
895	2.518%, 12/20/12		837,105
268	2.518%, 12/20/12, Term B		250,922
1,508	3.293%, 12/20/12		1,410,020
8,966	3.293%, 12/20/12, Term B		8,386,391

			13,079,351

	Total Senior Loans (cost–$101,167,477)		79,651,208

MUNICIPAL BONDS–3.0%
	Arizona–0.1%
2,700	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/38, Ser. A	Aa1/AA	2,730,078

	California–0.3%
1,800	Educational Facs. Auth. Rev., Claremont McKenna College, 5.00%, 1/1/38	Aa2/NR	1,813,716
2,400	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	Baa3/BBB	1,382,040

20 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	California (continued)
$600	Los Angeles Community College Dist., GO, 5.00%, 8/1/33, Ser. F-1	Aa2/AA	$589,200
2,500	Univ. of California Rev., 4.75%, 5/15/33, Ser. L	Aa1/AA	2,369,600

			6,154,556

	Florida–0.1%
2,650	State Board of Education, GO, 5.00%, 6/1/31, Ser. B	Aa1/AAA	2,618,492

	Illinois–0.2%
1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	A1/AA−	1,511,160
	Finance Auth. Rev., Univ. of Chicago,
1,240	5.00%, 7/1/27, Ser. A	Aa1/AA	1,279,680
1,600	5.50%, 7/1/37, Ser. B	Aa1/AA	1,672,432

			4,463,272

	Iowa–0.0%
920	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	Baa3/BBB	660,560

	Michigan–0.3%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa3/AA	6,889,256

	Nevada–0.2%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,232,884

	New Jersey–0.0%
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	128,598

	New York–0.4%
	New York City Municipal Water Finance Auth. Rev.,
1,300	5.00%, 6/15/37, Ser. DD	Aa3/AA+	1,288,300
1,000	5.75%, 6/15/40, Ser. A	Aa2/AAA	1,078,580
1,300	New York City Transitional Finance Auth. Rev., 5.00%, 1/15/25, Ser. S-1	A1/AA−	1,305,369
5,000	Port Auth. of New York & New Jersey Rev., 5.125%, 5/1/34 (NPFGC) (n)	Aa3/AA−	4,594,500

			8,266,749

	Ohio–0.4%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
14,700	5.75%, 6/1/34	Baa3/BBB	8,739,738
900	5.875%, 6/1/47	Baa3/BBB	504,063

			9,243,801

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 21

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Washington–0.6%
	$13,180	State Motor Vehicle Rev., GO, 5.00%, 1/1/33, Ser. D	Aa1/AA+	$13,392,066
	600	State, GO, zero coupon, 12/1/20, Ser. F (NPFGC)	Aa1/AA+	360,138

				13,752,204

		Wisconsin–0.4%
	8,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA−	8,423,600

		Total Municipal Bonds (cost–$72,614,928)		67,564,050

SOVEREIGN DEBT OBLIGATIONS–2.4%
		Australia–0.2%
AUD	5,400	Queensland Treasury Corp., 6.00%, 9/14/17	Aaa/AA+	4,082,160

		Brazil–0.3%
		Federal Republic of Brazil,
BRL	7,650	10.25%, 1/10/28	Ba1/BBB−	3,195,657
BRL	6,300	12.50%, 1/5/22	Ba1/BBB−	2,999,170

				6,194,827

		Canada–1.9%
		Province of Ontario Canada,
CAD	17,150	4.70%, 6/2/37 (e)	Aa1/AA	13,877,459
CAD	11,600	5.60%, 6/2/35	Aa1/AA	10,609,266
CAD	17,800	6.50%, 3/8/29	Aa1/AA	17,698,591

				42,185,316

		Total Sovereign Debt Obligations (cost–$52,510,277)		52,462,303

ASSET-BACKED SECURITIES–0.7%
	$744	ACE Securities Corp., 0.488%, 12/25/36, FRN	Baa3/AAA	571,336
	212	Asset-Backed Funding Certificates, 0.498%, 1/25/37, FRN	Aaa/AAA	176,829
	820	Bear Stearns Asset Backed Securities Trust, 1.438%, 10/25/37, FRN	A1/AAA	485,965
	655	BNC Mortgage Loan Trust, 0.538%, 5/25/37, FRN	A1/BBB	492,127
		Green Tree Financial Corp.,
	423	6.22%, 3/1/30	NR/BBB	308,130
	5,454	6.53%, 2/1/31, VRN	NR/B−	2,844,235
	1,925	HSI Asset Securitization Corp. Trust, 0.548%, 4/25/37, FRN	A1/AAA	1,499,825
	583	Indymac Mortgage Loan Trust, 0.518%, 7/25/37, FRN	A2/AAA	503,179
	731	JPMorgan Mortgage Acquisition Corp., 0.518%, 3/25/37, FRN	Aaa/AAA	597,459
		Keystone Owner Trust (a)(d),
	17	8.35%, 12/25/24	Ba2/NR	16,490
	5	9.00%, 1/25/29	Ba2/NR	5,007

22 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	MASTR Asset-Backed Securities Trust, FRN,
$2,354	0.518%, 5/25/37	Baa2/AAA	$1,848,464
921	0.548%, 2/25/36	Aaa/AAA	887,151
	Merrill Lynch Mortgage Investors, Inc., FRN,
1,601	0.508%, 8/25/36	Aaa/AAA	1,525,674
748	0.558%, 2/25/37	Caa1/AA	381,631
722	Morgan Stanley ABS Capital I, 0.488%, 10/25/36, FRN	Aaa/AAA	629,602
300	Morgan Stanley Mortgage Loan Trust, 0.798%, 4/25/37, FRN	Caa3/BB	114,908
544	Nationstar Home Equity Loan Trust, 0.498%, 6/25/37, FRN	Aa2/AAA	453,886
624	Popular ABS Mortgage Pass-Through Trust, 0.528%, 6/25/47, FRN	Ba2/AAA	477,969
70	Residential Asset Mortgage Products, Inc., 0.538%, 8/25/46, FRN	Aaa/AAA	66,139
	Wells Fargo Home Equity Trust, FRN,
573	0.668%, 10/25/35	Aaa/AAA	515,331
242	0.678%, 11/25/35	Aaa/AAA	236,022

	Total Asset-Backed Securities (cost–$17,400,221)		14,637,359

Shares

CONVERTIBLE PREFERRED STOCK–0.2%
	Banking–0.2%
6,589	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/BB−	3,801,853
700	Wells Fargo & Co., 7.50%, 12/31/49, Class A, Ser. L	B2/A	432,600

			4,234,453

	Insurance–0.0%
9,050	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	46,246

	Total Convertible Preferred Stock (cost–$3,810,221)		4,280,699

PREFERRED STOCK–0.0%
	Financial Services–0.0%
56,000	Goldman Sachs Group, Inc., 3.75%, Ser. A, FRN (cost–$1,400,000)	A3/BBB	775,600

Principal
Amount
(000)

SHORT-TERM INVESTMENTS–10.5%
Corporate Notes–2.4%
	Airlines–0.1%
$2,500	United Air Lines, Pass Through Trust, Ser. 2001-1, 6.831%, 3/1/10, Class C (b)(f)	B2/CCC−	$2,500,000

	Banking–0.7%
3,500	American Express Bank FSB, 0.507%, 10/20/09, FRN	NR/A	3,403,018

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 23

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Banking (continued)
	American Express Centurion Bank, FRN,
$4,500	0.503%, 9/22/09	A2/A	$4,437,923
1,350	0.608%, 12/17/09	A2/A	1,306,425
1,000	Export-Import Bank of Korea, 1.351%, 6/1/09, FRN	A2/A	999,475
500	Korea Development Bank, 1.317%, 4/3/10, FRN	A2/A	487,488
2,500	National City Bank, 1.414%, 9/9/09, FRN	Aa3/A+	2,481,645
2,000	UBS AG, 1.09%, 7/23/09, FRN	Aa2/AA+	1,992,854

			15,108,828

	Financial Services–1.1%
€4,300	Atlas Reinsurance PLC, 5.52%, 1/10/10, FRN (a)(b)(d)	NR/BB+	5,669,607
$3,950	Calabash Re Ltd., 12.22%, 1/8/10, FRN (a)(d)	NR/BB	3,866,049
2,000	CIT Group, Inc., 1.394%, 6/8/09, FRN	Ba2/BBB−	1,927,820
	Ford Motor Credit Co. LLC,
1,400	5.70%, 1/15/10	Caa1/CCC+	1,316,256
7,700	7.375%, 10/28/09	Caa1/CCC+	7,394,764
9,754	Lehman Brothers Holdings, Inc., 2.907%, 11/16/09 (f)	NR/NR	1,414,330
3,800	Merrill Lynch & Co., Inc., 1.328%, 8/14/09, FRN	A2/A	3,737,319

			25,326,145

	Industrial–0.0%
400	Siemens Financieringsmaatschappij NV, 1.288%, 8/14/09, FRN (a)(d)	A1/AA−	398,740

	Multi-Media–0.1%
1,530	British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa1/BBB	1,548,372

	Oil & Gas–0.1%
2,675	Enterprise Products Operating L.P., 4.625%, 10/15/09	Baa3/BBB−	2,673,612

	Telecommunications–0.2%
3,300	AT&T, Inc., 4.125%, 9/15/09	A2/A	3,331,228
810	Sprint Capital Corp., 6.375%, 5/1/09	Ba2/BB	810,000
100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A−	103,742

			4,244,970

	Utilities–0.1%
1,600	Ohio Edison Co., 5.647%, 6/15/09 (a)(d)	Baa2/BBB−	1,604,658

	Total Corporate Notes (cost–$52,430,430)		53,405,325

U.S. Treasury Bills (k)–1.8%
39,741	0.15%-1.25%, 5/7/09-7/23/09 (cost–$39,737,127)		39,737,442

24 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

Mortgage-Backed Securities–0.0%
$358	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO (cost–$360,998)	Aaa/NR	$360,510

Repurchase Agreements–6.3%
20,000	Deutsche Bank, dated 4/30/09, 0.17%, due 5/1/09,
	proceeds $20,000,094; collateralized by U.S. Treasury Inflation Index Notes, 3.875%, due 4/15/29, valued at $20,331,621 including accrued interest		20,000,000
113,300	JPMorgan Chase Bank, dated 4/30/09, 0.18%, due 5/1/09,
	proceeds $113,300,567; collateralized by Fannie Mae, 3.875%, due 7/12/13, valued at $115,949,200 including accrued interest		113,300,000
6,117	State Street Bank & Trust Co., dated 4/30/09, 0.01%, due
	5/1/09, proceeds $6,117,002; collateralized by U.S. Treasury Bills, 0.081%, due 8/13/09, valued at $6,243,127 including accrued interest		6,117,000

	Total Repurchase Agreements (cost–$139,417,000)		139,417,000

	Total Short-Term Investments (cost–$231,945,555)		232,920,277

Contracts/
Notional
Amount

OPTIONS PURCHASED (l)–0.7%
	Call Options–0.3%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
14,900,000	strike rate 5.00%, expires 8/28/09		956,325
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10		284,421
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10		1,526,942
19,000,000	strike price $1.38, expires 6/3/10		1,033,638
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10		213,313
5,000,000	strike price $105.20, expires 3/31/10		87,545
20,000,000	strike price $105.40, expires 3/31/10		338,560
109,900,000	strike price $106, expires 3/31/10		1,695,647

			6,136,391

	Put Options–0.4%
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10		2,019,198
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10		3,012,312
19,000,000	strike price $1.38, expires 6/3/10		2,017,677

4.30.09   Fixed Income SHares – Series C Semi-Annual Report 25

Fixed Income SHares — Series C Schedule of Investments
April 30, 2009 (unaudited)

Contracts/
Notional
Amount			Value

	Put Options (continued)
	Fannie Mae (OTC),
100,000,000	strike price $90, expires 6/4/09		$1
	Ginnie Mae (OTC),
150,000,000	strike price $93, expires 6/11/09		1
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10		836,084
5,000,000	strike price $105.20, expires 3/31/10		454,890
20,000,000	strike price $105.40, expires 3/31/10		1,848,400

			10,188,563

	Total Options Purchased (cost–$10,446,405)		16,324,954

	Total Investments before options written (cost–$3,565,071,494)–145.7%		3,230,435,006

OPTIONS WRITTEN (l)–(0.1)%
	Call Options–(0.0)%
	Citigroup, Inc. (CBOE),
4,560	strike price $3, expires 9/19/09		(310,080)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
390	strike price $126, expires 5/22/09		(26,228)

			(336,308)

	Put Options–(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
355,000,000	strike rate 2.75%, expires 5/22/09		(977,989)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
127,000,000	strike rate 3.10%, expires 5/22/09		(542,620)
1,100,000	strike rate 3.50%, expires 6/22/09		(3,636)
	Euro versus U.S. Dollar (OTC),
109,900,000	strike price $80, expires 3/31/10		(1,410,127)
	Financial Futures Euro–90 day (CME),
58	strike price $98.50, expires 9/14/09		(6,525)

			(2,940,897)

	Total Options Written (premiums received–$5,647,855)		(3,277,205)

	Total Investments net of options written (cost–$3,559,423,639)	145.6%	3,227,157,801
	Other liabilities in excess of other assets	(45.6)	(1,010,301,576)

	Net Assets	100.0%	$2,216,856,225

26 Fixed Income SHares – Series C Semi-Annual Report   4.30.09

Fixed Income SHares — Series H Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

MUNICIPAL BONDS–90.8%
	Arizona–9.9%
$100	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33	Baa3/BBB−	$83,320
100	Health Facs. Auth. Rev., Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	54,993
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp. Project, 6.375%, 6/1/36	NR/NR	71,597

			209,910

	California–7.6%
100	Educational Facs. Auth. Rev., Chapman Univ., 0.35%, 10/1/36, VRN Ser. A	Aa3/NR	100,000
100	Statewide Communities Dev. Auth. Rev., Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	60,620

			160,620

	Colorado–2.9%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27, Ser. A	NR/NR	61,868

	Florida–3.2%
100	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	66,830

	Illinois–3.1%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (n)	NR/NR	65,734

	Indiana–3.1%
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(d)	NR/NR	66,568

	Iowa–2.6%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	55,826

	Maryland–6.4%
	Health & Higher Educational Facs. Auth. Rev.,
100	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	54,297
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB−	80,848

			135,145

	Michigan–9.6%
100	Kalamazoo Economic Dev. Corp. Rev., Heritage Community, 5.50%, 5/15/36	NR/NR	63,937
95	Meridian Economic Dev. Corp. Rev., Burcham Hills, 5.25%, 7/1/26, Ser. A-1	NR/NR	63,472
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	76,766

			204,175

	Missouri–3.1%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (n)	NR/NR	66,535

4.30.09   Fixed Income SHares – Series H Semi-Annual Report 27

Fixed Income SHares — Series H Schedule of Investments
 April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	New Jersey–2.4%
$100	Middlesex Cnty. Improvement Auth. Rev., Heldrich Center Hotel, 6.125%, 1/1/25, Ser. B	NR/NR	$50,915

	New Mexico–3.4%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	71,837

	Ohio–3.2%
100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	67,486

	Pennsylvania–2.5%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., West Penn, 5.375%, 11/15/40, Ser. A	Ba3/BB	52,603

	Tennessee–3.3%
100	Blount Cnty. Health & Educational Facs. Board Rev., Asbury, Inc., 5.125%, 4/1/23, Ser. A	NR/NR	70,400

	Texas–11.4%
100	Maverick Cnty. Public Fac. Corp. Rev., 6.375%, 2/1/29, Ser. A-1	NR/NR	73,333
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	94,327
100	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	73,507

			241,167

	Utah–6.8%
	Spanish Fork City Charter School Rev., American Leadership Academy,
100	5.55%, 11/15/21 (a)(d)	NR/NR	75,248
100	Utah Cnty. Lincoln Academy Charter School Rev., GO, 5.875%, 6/15/37, Ser. A (a)(d)	NR/NR	70,168

			145,416

	Virginia–3.1%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	65,080

	Wisconsin–3.2%
100	Milwaukee Redev. Auth. Rev., Academy of Learning, 5.65%, 8/1/37, Ser. A	NR/NR	67,410

	Total Municipal Bonds (cost–$2,784,761)		1,925,525

VARIABLE RATE DEMAND NOTE (o)–4.7%
	District of Columbia 4.7%
100	District of Columbia Rev., The American Univ., 0.45%, 5/1/09 VRN (cost–$100,000)	VMIG1/NR	100,000

Shares

MONEY MARKET FUND–2.8%
59,000	SSgA Tax Free Money Market Fund (cost–$59,000)		59,000

	Total Investments (cost–$2,943,761)	98.3%	2,084,525
	Other assets less liabilities	1.7	36,439

	Net Assets	100.0%	$2,120,964

28 Fixed Income SHares – Series H Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

U.S. GOVERNMENT AGENCY SECURITIES–316.1%
	Fannie Mae–138.5%
$6,100	0.638%, 10/27/37, CMO, FRN	Aaa/AAA	$5,602,633
83	0.919%, 8/25/21, CMO, FRN	Aaa/AAA	81,786
52	3.705%, 5/1/17, FRN, MBS (m)	Aaa/AAA	51,620
58	3.764%, 6/1/20, FRN, MBS (m)	Aaa/AAA	57,535
831	3.977%, 1/1/22, FRN, MBS (m)	Aaa/AAA	824,260
3,653	4.00%, 11/25/19, CMO	Aaa/AAA	3,690,602
30,000	4.00%, MBS, TBA (e)	Aaa/AAA	30,318,750
1,569	4.001%, 1/1/20, FRN, MBS (m)	Aaa/AAA	1,554,538
61	4.007%, 1/1/18, FRN, MBS (m)	Aaa/AAA	59,636
84	4.05%, 5/1/18, FRN, MBS (m)	Aaa/AAA	84,000
763	4.063%, 5/1/28, FRN, MBS (m)	Aaa/AAA	754,551
510	4.388%, 10/1/34, FRN, MBS (m)	Aaa/AAA	518,657
3,210	4.47%, 1/1/34, FRN, MBS (m)	Aaa/AAA	3,217,922
270	4.50%, 11/25/14, CMO	Aaa/AAA	271,780
1,597	4.50%, 7/1/21, MBS (m)	Aaa/AAA	1,643,403
265	4.50%, 12/1/21, MBS (m)	Aaa/AAA	272,155
546	4.50%, 1/1/22, MBS (m)	Aaa/AAA	562,335
28	4.50%, 2/1/22, MBS (m)	Aaa/AAA	28,969
6,135	4.50%, 4/1/22, MBS (m)	Aaa/AAA	6,313,206
24,856	4.50%, 5/1/22, MBS (m)	Aaa/AAA	25,576,956
1,009	4.50%, 6/1/22, MBS (m)	Aaa/AAA	1,038,334
4,329	4.50%, 7/1/22, MBS (m)	Aaa/AAA	4,454,653
100	4.50%, 5/1/23, MBS (k)	Aaa/AAA	102,427
9,160	4.50%, 1/25/25, CMO	Aaa/AAA	9,239,265
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	8,580,342
2,826	4.50%, 10/25/34, CMO	Aaa/AAA	2,685,123
157,000	4.50%, MBS, TBA (e)	Aaa/AAA	159,845,625
420	4.53%, 12/1/34, FRN, MBS (m)	Aaa/AAA	429,121
250	4.54%, 12/1/32, FRN, MBS (m)	Aaa/AAA	253,428
4,210	4.617%, 11/1/35, FRN, MBS (m)	Aaa/AAA	4,308,184
480	4.65%, 9/1/32, FRN, MBS (m)	Aaa/AAA	480,544
17	4.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,658
328	4.737%, 5/1/33, FRN, MBS (m)	Aaa/AAA	327,521
721	4.774%, 4/1/35, FRN, MBS (m)	Aaa/AAA	738,490
61	4.821%, 10/1/32, FRN, MBS (m)	Aaa/AAA	62,752
268	4.852%, 1/1/33, FRN, MBS (m)	Aaa/AAA	271,901
33	4.871%, 9/1/32, FRN, MBS (m)	Aaa/AAA	34,254
896	4.889%, 1/1/33, FRN, MBS (m)	Aaa/AAA	916,806
1,648	5.00%, 9/25/14, CMO	Aaa/AAA	1,740,871

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 29

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$174	5.00%, 1/25/16, CMO	Aaa/AAA	$175,382
341	5.00%, 1/1/17, MBS (m)	Aaa/AAA	355,534
226	5.00%, 9/1/17, MBS (m)	Aaa/AAA	234,283
62	5.00%, 11/1/17, MBS (m)	Aaa/AAA	64,958
19	5.00%, 12/1/17, MBS	Aaa/AAA	19,492
158	5.00%, 4/1/18, MBS (m)	Aaa/AAA	164,943
253	5.00%, 6/1/18, MBS (m)	Aaa/AAA	259,564
23	5.00%, 9/1/18, MBS	Aaa/AAA	23,332
1,992	5.00%, 6/1/19, MBS (m)	Aaa/AAA	2,073,354
2,147	5.00%, 7/1/19, MBS (m)	Aaa/AAA	2,234,404
4,810	5.00%, 8/1/19, MBS (m)	Aaa/AAA	5,005,346
3,459	5.00%, 9/1/19, MBS (m)	Aaa/AAA	3,598,867
1,578	5.00%, 10/1/19, MBS (m)	Aaa/AAA	1,641,979
1,624	5.00%, 7/1/20, MBS (m)	Aaa/AAA	1,686,190
2,752	5.00%, 7/25/20, CMO	Aaa/AAA	2,821,953
5,307	5.00%, 8/1/20, MBS (m)	Aaa/AAA	5,522,514
2,213	5.00%, 10/1/20, MBS (m)	Aaa/AAA	2,297,457
2,176	5.00%, 11/1/20, MBS (m)	Aaa/AAA	2,259,110
722	5.00%, 12/1/20, MBS (m)	Aaa/AAA	749,161
2,394	5.00%, 1/1/21, MBS (m)	Aaa/AAA	2,483,519
5,299	5.00%, 2/1/21, MBS (m)	Aaa/AAA	5,498,082
1,244	5.00%, 3/1/21, MBS (m)	Aaa/AAA	1,289,962
312	5.00%, 4/1/21, MBS (m)	Aaa/AAA	323,651
1,773	5.00%, 5/1/21, MBS (m)	Aaa/AAA	1,837,903
485	5.00%, 6/1/21, MBS (m)	Aaa/AAA	502,512
69	5.00%, 7/1/21, MBS (m)	Aaa/AAA	71,363
569	5.00%, 9/1/21, MBS (m)	Aaa/AAA	590,161
1,167	5.00%, 10/1/21, MBS (m)	Aaa/AAA	1,210,539
54	5.00%, 12/1/21, MBS (m)	Aaa/AAA	56,091
899	5.00%, 1/1/22, MBS (m)	Aaa/AAA	932,984
256	5.00%, 2/1/22, MBS (m)	Aaa/AAA	265,614
1,928	5.00%, 3/1/22, MBS	Aaa/AAA	1,996,871
904	5.00%, 4/1/22, MBS	Aaa/AAA	936,564
2,736	5.00%, 5/1/22, MBS	Aaa/AAA	2,833,604
1,850	5.00%, 6/1/22, MBS	Aaa/AAA	1,916,249
976	5.00%, 7/1/22, MBS	Aaa/AAA	1,011,244
153	5.00%, 8/1/22, MBS	Aaa/AAA	158,066
1,903	5.00%, 1/1/23, MBS	Aaa/AAA	1,971,499
100	5.00%, 2/1/23, MBS	Aaa/AAA	103,704
1,070	5.00%, 3/1/23, MBS	Aaa/AAA	1,107,722

30 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Fannie Mae (continued)
$1,360		5.00%, 4/1/23, MBS (m)	Aaa/AAA	$1,408,967
2,145		5.00%, 5/1/23, MBS	Aaa/AAA	2,221,809
2,099		5.00%, 6/1/23, MBS	Aaa/AAA	2,173,614
1,985		5.00%, 7/1/23, MBS	Aaa/AAA	2,055,579
2,369		5.00%, 8/1/23, MBS (m)	Aaa/AAA	2,453,582
2,797		5.00%, 9/1/23, MBS	Aaa/AAA	2,896,314
1,840		5.00%, 10/1/23, MBS	Aaa/AAA	1,905,482
214		5.00%, 12/1/23, MBS	Aaa/AAA	221,318
—	(h)	5.00%, 11/1/33, MBS	Aaa/AAA	44
527,988		5.00%, 6/1/35, MBS (m)	Aaa/AAA	544,620,838
26,915		5.00%, 7/1/35, MBS (m)	Aaa/AAA	27,801,071
13,792		5.00%, 12/1/36, MBS (m)	Aaa/AAA	14,217,409
692		5.00%, 2/1/37, MBS	Aaa/AAA	712,855
4,700		5.00%, 4/1/37, MBS (k)	Aaa/AAA	4,839,721
16,000		5.00%, 5/1/37, MBS (m)	Aaa/AAA	16,475,652
550		5.00%, 6/1/37, MBS	Aaa/AAA	566,052
2,692		5.00%, 7/1/37, MBS (m)	Aaa/AAA	2,771,830
16,766		5.00%, 9/1/37, MBS (m)	Aaa/AAA	17,267,870
12,659		5.00%, 1/1/38, MBS (m)	Aaa/AAA	13,034,723
16,000		5.00%, 2/1/38, MBS (m)	Aaa/AAA	16,475,652
31,828		5.00%, 3/1/38, MBS (m)	Aaa/AAA	32,773,643
41,224		5.00%, 4/1/38, MBS (m)	Aaa/AAA	42,449,868
26,329		5.00%, 5/1/38, MBS (m)	Aaa/AAA	27,111,558
1,645		5.00%, 6/1/38, MBS (m)	Aaa/AAA	1,693,787
16,006		5.00%, 7/1/38, MBS (m)	Aaa/AAA	16,482,016
336		5.00%, 8/1/38, MBS	Aaa/AAA	345,492
16,000		5.00%, 10/1/38, MBS (m)	Aaa/AAA	16,475,652
28,580		5.00%, 11/1/38, MBS (m)	Aaa/AAA	29,429,904
15,651		5.00%, 12/1/38, MBS	Aaa/AAA	16,116,534
3,806		5.00%, 1/1/39, MBS (k)	Aaa/AAA	3,919,048
946		5.00%, 4/1/39, MBS	Aaa/AAA	973,591
15,000		5.00%, MBS, TBA (e)	Aaa/AAA	15,428,910
729		5.024%, 2/1/33, FRN, MBS (m)	Aaa/AAA	746,775
143		5.095%, 9/1/27, FRN, MBS (k)	Aaa/AAA	145,087
656		5.172%, 9/1/35, FRN, MBS (m)	Aaa/AAA	662,276
434		5.323%, 5/1/34, FRN, MBS (m)	Aaa/AAA	438,767
34		5.344%, 3/25/41, CMO, FRN	Aaa/AAA	34,825
30		5.473%, 5/25/42, CMO, FRN	Aaa/AAA	31,084
113		5.50%, 4/1/16, MBS (m)	Aaa/AAA	118,797
42		5.50%, 7/1/16, MBS (m)	Aaa/AAA	43,800

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 31

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$18	5.50%, 1/1/17, MBS	Aaa/AAA	$18,996
83	5.50%, 9/1/17, MBS (m)	Aaa/AAA	86,515
40	5.50%, 10/1/17, MBS (m)	Aaa/AAA	42,039
68	5.50%, 11/1/17, MBS (m)	Aaa/AAA	71,750
23	5.50%, 1/1/18, MBS	Aaa/AAA	24,620
56	5.50%, 2/1/18, MBS (m)	Aaa/AAA	58,399
114	5.50%, 4/1/18, MBS (m)	Aaa/AAA	120,008
51	5.50%, 11/1/18, MBS (m)	Aaa/AAA	53,870
108	5.50%, 12/1/18, MBS (m)	Aaa/AAA	113,526
46	5.50%, 1/1/19, MBS (m)	Aaa/AAA	48,412
28	5.50%, 4/1/19, MBS (m)	Aaa/AAA	29,249
30	5.50%, 8/1/19, MBS (m)	Aaa/AAA	31,219
64	5.50%, 9/1/19, MBS (m)	Aaa/AAA	66,851
43	5.50%, 10/1/19, MBS (m)	Aaa/AAA	44,936
20	5.50%, 3/1/20, MBS	Aaa/AAA	21,093
26	5.50%, 6/1/20, MBS (m)	Aaa/AAA	27,551
12	5.50%, 7/1/20, MBS	Aaa/AAA	12,813
1,113	5.50%, 2/25/24, CMO	Aaa/AAA	1,174,839
780	5.50%, 10/1/32, MBS (m)	Aaa/AAA	812,492
1,224	5.50%, 11/1/32, MBS (m)	Aaa/AAA	1,274,713
96	5.50%, 12/1/32, MBS (m)	Aaa/AAA	100,275
2,268	5.50%, 1/1/33, MBS (m)	Aaa/AAA	2,361,716
2,255	5.50%, 2/1/33, MBS (m)	Aaa/AAA	2,347,276
338	5.50%, 3/1/33, MBS (m)	Aaa/AAA	352,037
4,326	5.50%, 4/1/33, MBS (m)	Aaa/AAA	4,500,684
1,203	5.50%, 5/1/33, MBS (m)	Aaa/AAA	1,251,620
15,433	5.50%, 6/1/33, MBS (m)	Aaa/AAA	16,059,302
13,431	5.50%, 7/1/33, MBS (m)	Aaa/AAA	13,975,543
459	5.50%, 8/1/33, MBS (m)	Aaa/AAA	477,975
2,681	5.50%, 9/1/33, MBS (m)	Aaa/AAA	2,789,934
50	5.50%, 10/1/33, MBS (m)	Aaa/AAA	52,477
52	5.50%, 11/1/33, MBS (m)	Aaa/AAA	53,883
3,117	5.50%, 12/1/33, MBS (m)	Aaa/AAA	3,243,618
5,943	5.50%, 1/1/34, MBS (m)	Aaa/AAA	6,183,584
291	5.50%, 2/1/34, MBS (m)	Aaa/AAA	303,068
320	5.50%, 3/1/34, MBS (m)	Aaa/AAA	332,705
17	5.50%, 4/1/34, MBS	Aaa/AAA	18,112
843	5.50%, 5/1/34, MBS (m)	Aaa/AAA	876,096
404	5.50%, 1/1/35, MBS (m)	Aaa/AAA	419,784
1,036	5.50%, 2/1/35, MBS (m)	Aaa/AAA	1,078,529

32 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$403	5.50%, 3/1/36, MBS ((m)	Aaa/AAA	$418,637
439	5.50%, 7/1/36, MBS (m)	Aaa/AAA	455,487
1,633	5.50%, 8/1/36, MBS (m)	Aaa/AAA	1,694,471
27,857	5.50%, 9/1/36, MBS (m)	Aaa/AAA	28,965,353
2,242	5.50%, 10/1/36, MBS (m)	Aaa/AAA	2,326,268
23,603	5.50%, 11/1/36, MBS (k)(m)	Aaa/AAA	24,489,748
22,094	5.50%, 12/1/36, MBS (k)(m)	Aaa/AAA	22,924,175
16,742	5.50%, 1/1/37, MBS (m)	Aaa/AAA	17,370,618
78,730	5.50%, 2/1/37, MBS (m)	Aaa/AAA	81,684,004
10,503	5.50%, 3/1/37, MBS (m)	Aaa/AAA	10,894,456
30,788	5.50%, 4/1/37, MBS (m)	Aaa/AAA	31,936,611
28,538	5.50%, 5/1/37, MBS (m)	Aaa/AAA	29,601,931
13,981	5.50%, 6/1/37, MBS (m)	Aaa/AAA	14,506,752
479	5.50%, 4/1/38, MBS (m)	Aaa/AAA	496,995
60	5.50%, 5/1/38, MBS (m)	Aaa/AAA	62,512
2,617	5.50%, 6/1/38, MBS (m)	Aaa/AAA	2,714,857
14,160	5.50%, 8/1/38, MBS (m)	Aaa/AAA	14,688,295
32,323	5.50%, 9/1/38, MBS (m)	Aaa/AAA	33,528,479
840,800	5.50%, MBS, TBA (e)	Aaa/AAA	869,401,335
28	6.00%, 8/1/22, MBS	Aaa/AAA	28,943
29	6.00%, 9/1/22, MBS	Aaa/AAA	30,757
274	6.00%, 6/1/23, MBS (m)	Aaa/AAA	288,505
400	6.00%, 8/1/23, MBS	Aaa/AAA	420,345
943	6.00%, 12/1/23, MBS	Aaa/AAA	991,162
181	6.00%, 8/1/26, MBS (m)	Aaa/AAA	190,233
5,616	6.00%, 10/1/26, MBS (m)	Aaa/AAA	5,904,978
15,919	6.00%, 12/1/26, MBS (m)	Aaa/AAA	16,738,923
8,591	6.00%, 3/1/27, MBS (m)	Aaa/AAA	9,012,925
6,021	6.00%, 5/1/27, MBS (m)	Aaa/AAA	6,316,768
7,093	6.00%, 6/1/27, MBS (m)	Aaa/AAA	7,441,387
11,101	6.00%, 7/1/27, MBS (m)	Aaa/AAA	11,646,359
4,067	6.00%, 8/1/27, MBS (m)	Aaa/AAA	4,266,700
3,641	6.00%, 9/1/27, MBS (m)	Aaa/AAA	3,819,873
1,028	6.00%, 10/1/27, MBS (m)	Aaa/AAA	1,078,446
62	6.00%, 7/1/29, MBS (m)	Aaa/AAA	65,147
337	6.00%, 12/1/31, MBS (m)	Aaa/AAA	356,410
15	6.00%, 1/1/33, MBS	Aaa/AAA	15,586
76	6.00%, 6/1/33, MBS (m)	Aaa/AAA	79,883
13	6.00%, 3/1/34, MBS	Aaa/AAA	13,853
21	6.00%, 6/1/34, MBS	Aaa/AAA	22,592

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 33

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$28	6.00%, 7/1/34, MBS (m)	Aaa/AAA	$29,810
83	6.00%, 8/1/34, MBS (m)	Aaa/AAA	86,670
102	6.00%, 9/1/34, MBS (m)	Aaa/AAA	107,022
948	6.00%, 10/1/34, MBS (m)	Aaa/AAA	997,828
683	6.00%, 1/1/35, MBS (m)	Aaa/AAA	718,315
122	6.00%, 2/1/35, MBS (m)	Aaa/AAA	127,411
97	6.00%, 4/1/35, MBS (m)	Aaa/AAA	102,120
240	6.00%, 5/1/35, MBS (m)	Aaa/AAA	252,107
2,563	6.00%, 7/1/35, MBS (m)	Aaa/AAA	2,686,528
12,111	6.00%, 8/1/35, MBS (m)	Aaa/AAA	12,696,874
100	6.00%, 9/1/35, MBS (m)	Aaa/AAA	104,609
2,199	6.00%, 10/1/35, MBS (k)(m)	Aaa/AAA	2,304,761
7,247	6.00%, 11/1/35, MBS (m)	Aaa/AAA	7,602,517
6,534	6.00%, 12/1/35, MBS (m)	Aaa/AAA	6,850,365
2,006	6.00%, 1/1/36, MBS (m)	Aaa/AAA	2,102,435
2,246	6.00%, 4/1/36, MBS (m)	Aaa/AAA	2,355,342
62	6.00%, 5/1/36, MBS (m)	Aaa/AAA	64,887
1,749	6.00%, 6/1/36, MBS (m)	Aaa/AAA	1,832,094
19,215	6.00%, 7/1/36, MBS (m)	Aaa/AAA	20,127,560
11,784	6.00%, 8/1/36, MBS (m)	Aaa/AAA	12,343,317
24,758	6.00%, 9/1/36, MBS (k)(m)	Aaa/AAA	25,973,776
3,004	6.00%, 10/1/36, MBS (k)(m)	Aaa/AAA	3,146,899
778	6.00%, 11/1/36, MBS (m)	Aaa/AAA	815,144
4,043	6.00%, 12/1/36, MBS (k)(m)	Aaa/AAA	4,234,616
4,376	6.00%, 1/1/37, MBS (m)	Aaa/AAA	4,602,596
350	6.00%, 2/1/37, MBS (m)	Aaa/AAA	366,122
2,462	6.00%, 3/1/37, MBS (k)(m)	Aaa/AAA	2,576,582
182	6.00%, 4/1/37, MBS (m)	Aaa/AAA	190,556
1,269	6.00%, 5/1/37, MBS (m)	Aaa/AAA	1,327,847
917	6.00%, 6/1/37, MBS (m)	Aaa/AAA	959,940
2,452	6.00%, 7/1/37, MBS (m)	Aaa/AAA	2,574,727
909	6.00%, 8/1/37, MBS (m)	Aaa/AAA	951,803
4,952	6.00%, 9/1/37, MBS (m)	Aaa/AAA	5,182,978
7,967	6.00%, 12/1/37, MBS (m)	Aaa/AAA	8,338,579
7,235	6.00%, 1/1/38, MBS (m)	Aaa/AAA	7,572,480
4,337	6.00%, 2/1/38, MBS (m)	Aaa/AAA	4,539,292
61	6.00%, 3/1/38, MBS (m)	Aaa/AAA	64,376
794	6.00%, 4/1/38, MBS (m)	Aaa/AAA	830,646
5,428	6.00%, 6/1/38, MBS (m)	Aaa/AAA	5,680,978
1,776	6.00%, 7/1/38, MBS (m)	Aaa/AAA	1,859,098

34 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$2,677	6.00%, 8/1/38, MBS (k)(m)	Aaa/AAA	$2,801,448
1,063	6.00%, 9/1/38, MBS (m)	Aaa/AAA	1,112,902
44,244	6.00%, 10/1/38, MBS (m)	Aaa/AAA	46,305,671
18,300	6.00%, MBS, TBA (e)	Aaa/AAA	19,132,083
4	6.50%, 4/1/24, MBS	Aaa/AAA	3,930
103	6.50%, 1/1/25, MBS (k)	Aaa/AAA	109,890
4	6.50%, 1/1/26, MBS	Aaa/AAA	4,637
6	6.50%, 5/1/26, MBS	Aaa/AAA	6,086
223	6.50%, 7/18/27, CMO	Aaa/AAA	242,515
68	6.50%, 12/1/28, MBS (m)	Aaa/AAA	71,894
143	6.50%, 1/1/29, MBS (k)	Aaa/AAA	153,532
13	6.50%, 10/1/31, MBS	Aaa/AAA	13,818
136	6.50%, 2/1/32, MBS (k)	Aaa/AAA	146,257
5	6.50%, 3/1/32, MBS	Aaa/AAA	5,779
102	6.50%, 7/1/32, MBS (m)	Aaa/AAA	109,758
959	6.50%, 8/1/32, MBS (m)	Aaa/AAA	1,029,079
3	6.50%, 9/1/32, MBS	Aaa/AAA	3,148
231	6.50%, 11/1/32, MBS (m)	Aaa/AAA	247,119
211	6.50%, 9/1/33, MBS (m)	Aaa/AAA	226,359
142	6.50%, 10/1/33, MBS (k)	Aaa/AAA	151,495
1,111	6.50%, 7/1/34, MBS (m)	Aaa/AAA	1,182,277
981	6.50%, 8/1/34, MBS (m)	Aaa/AAA	1,045,380
3,403	6.50%, 9/1/34, MBS (m)	Aaa/AAA	3,627,747
3,038	6.50%, 12/1/34, MBS (m)	Aaa/AAA	3,238,187
3,361	6.50%, 6/1/35, MBS (m)	Aaa/AAA	3,582,479
80	6.50%, 10/1/35, MBS (m)	Aaa/AAA	84,814
13	6.50%, 11/1/35, MBS	Aaa/AAA	14,210
763	6.50%, 3/1/36, MBS (m)	Aaa/AAA	809,450
3,369	6.50%, 4/1/36, MBS (m)	Aaa/AAA	3,575,055
712	6.50%, 5/1/36, MBS (m)	Aaa/AAA	754,753
2,147	6.50%, 6/1/36, MBS (m)	Aaa/AAA	2,278,161
1,077	6.50%, 7/1/36, MBS (m)	Aaa/AAA	1,142,815
5,729	6.50%, 8/1/36, MBS (m)	Aaa/AAA	6,079,743
13,968	6.50%, 9/1/36, MBS (m)	Aaa/AAA	14,821,921
7,404	6.50%, 10/1/36, MBS (m)	Aaa/AAA	7,856,768
415	6.50%, 11/1/36, MBS (m)	Aaa/AAA	440,485
2,159	6.50%, 12/1/36, MBS (m)	Aaa/AAA	2,291,040
12,433	6.50%, 1/1/37, MBS (m)	Aaa/AAA	13,193,049
617	6.50%, 2/1/37, MBS (m)	Aaa/AAA	654,467
188	6.50%, 3/1/37, MBS (m)	Aaa/AAA	199,890

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 35

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Fannie Mae (continued)
$12,244	6.50%, 4/1/37, MBS (m)	Aaa/AAA	$12,991,781
733	6.50%, 5/1/37, MBS (m)	Aaa/AAA	777,284
193	6.50%, 6/1/37, MBS (m)	Aaa/AAA	205,055
1,685	6.50%, 7/1/37, MBS (m)	Aaa/AAA	1,787,883
54	6.50%, 8/1/37, MBS (m)	Aaa/AAA	57,177
13,814	6.50%, 9/1/37, MBS (k)(m)	Aaa/AAA	14,657,442
2,226	6.50%, 10/1/37, MBS (m)	Aaa/AAA	2,361,514
5,477	6.50%, 11/1/37, MBS (m)	Aaa/AAA	5,811,009
74	6.50%, 12/1/37, MBS (m)	Aaa/AAA	78,455
114	6.50%, 6/1/38, MBS (m)	Aaa/AAA	121,063
65	6.50%, 9/1/38, MBS (m)	Aaa/AAA	68,639
17,069	6.50%, 10/1/38, MBS (m)	Aaa/AAA	18,110,707
143,900	6.50%, MBS, TBA (e)	Aaa/AAA	152,466,655
598	7.00%, 11/1/38, MBS (m)	Aaa/AAA	640,097
123	7.01%, 8/1/22, MBS (k)	Aaa/AAA	131,853
57	7.01%, 11/1/22, MBS (m)	Aaa/AAA	61,658
19	7.50%, 9/1/30, MBS	Aaa/AAA	20,315
26	7.50%, 12/1/30, MBS (m)	Aaa/AAA	28,641
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,929
56	7.50%, 8/1/31, MBS (m)	Aaa/AAA	60,578
60	7.50%, 11/1/31, MBS (m)	Aaa/AAA	64,980
10	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	10,211
242	11.00%, 7/15/20, MBS (m)	Aaa/AAA	278,311

			3,037,468,919

	Freddie Mac–50.5%
6,899	0.851%, 8/15/32, CMO, FRN	Aaa/AAA	6,793,414
652	0.901%, 9/15/16, CMO, FRN	Aaa/AAA	643,160
130	0.901%, 8/15/29, CMO, FRN	Aaa/AAA	127,998
76	0.901%, 12/15/31, CMO, FRN	Aaa/AAA	75,129
22	0.951%, 9/15/30, CMO, FRN	Aaa/AAA	21,776
33	1.001%, 3/15/32, CMO, FRN	Aaa/AAA	33,073
83	1.15%, 3/15/20, CMO, FRN	Aaa/AAA	82,031
223	1.15%, 2/15/24, CMO, FRN	Aaa/AAA	222,734
15	1.20%, 10/15/19, CMO, FRN	Aaa/AAA	15,302
213	1.45%, 12/15/13, CMO, FRN	Aaa/AAA	212,265
128	1.65%, 9/15/22, CMO, FRN	Aaa/AAA	127,917
36	1.85%, 8/15/23, CMO, FRN	Aaa/AAA	36,642
172	3.297%, 4/1/32, FRN, MBS (k)	Aaa/AAA	171,333
869	3.502%, 5/1/34, FRN, MBS (m)	Aaa/AAA	870,345

36 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Freddie Mac (continued)
$12	3.973%, 1/1/33, FRN, MBS	Aaa/AAA	$11,489
342	4.059%, 3/1/32, FRN, MBS (m)	Aaa/AAA	343,027
212	4.134%, 2/1/33, FRN, MBS (m)	Aaa/AAA	214,324
193	4.478%, 1/1/32, FRN, MBS (k)	Aaa/AAA	195,678
45	4.50%, 5/15/18, CMO	Aaa/AAA	47,046
332	4.69%, 2/1/29, FRN, MBS (m)	Aaa/AAA	336,354
2,232	4.893%, 10/1/35, FRN, MBS (m)	Aaa/AAA	2,291,315
10,335	4.93%, 6/1/35, FRN, MBS (m)	Aaa/AAA	10,595,748
69	4.971%, 8/1/29, FRN, MBS (m)	Aaa/AAA	69,449
37,000	5.00%, 1/15/25, CMO	Aaa/AAA	38,693,778
12,000	5.00%, 2/15/25, CMO	Aaa/AAA	12,629,287
58	5.00%, 7/1/34, MBS (m)	Aaa/AAA	59,345
319	5.00%, 4/1/35, MBS (m)	Aaa/AAA	328,714
369	5.00%, 11/1/36, MBS (m)	Aaa/AAA	380,516
823	5.00%, 1/1/37, MBS (m)	Aaa/AAA	847,658
100	5.00%, MBS, TBA (e)	Aaa/AAA	102,797
23	5.135%, 7/1/29, FRN, MBS	Aaa/AAA	22,950
237	5.139%, 10/1/32, FRN, MBS (m)	Aaa/AAA	238,938
418	5.187%, 10/1/32, FRN, MBS (m)	Aaa/AAA	420,612
20	5.21%, 7/1/32, FRN, MBS	Aaa/AAA	20,403
193	5.25%, 8/1/32, FRN, MBS (k)	Aaa/AAA	195,580
2,247	5.50%, 3/15/34, CMO	Aaa/AAA	2,341,426
326	5.50%, 1/1/35, MBS (m)	Aaa/AAA	338,787
5,189	5.50%, 2/1/35, MBS (m)	Aaa/AAA	5,389,118
184	5.50%, 3/1/35, MBS (m)	Aaa/AAA	190,460
2,800	5.50%, 4/15/35, CMO	Aaa/AAA	2,924,601
735	5.50%, 6/1/35, MBS (m)	Aaa/AAA	762,373
3,169	5.50%, 5/15/36, CMO	Aaa/AAA	3,300,748
1,465	5.50%, 7/1/36, MBS (m)	Aaa/AAA	1,517,860
740	5.50%, 4/1/37, MBS (m)	Aaa/AAA	766,409
14,362	5.50%, 7/1/37, MBS (m)	Aaa/AAA	14,872,660
78	5.50%, 8/1/37, MBS (m)	Aaa/AAA	81,257
877	5.50%, 9/1/37, MBS (m)	Aaa/AAA	908,205
79	5.50%, 2/1/38, MBS (m)	Aaa/AAA	81,992
47	5.50%, 3/1/38, MBS (m)	Aaa/AAA	48,186
18,354	5.50%, 4/1/38, MBS (m)	Aaa/AAA	19,006,057
114,107	5.50%, 9/1/38, MBS (m)	Aaa/AAA	118,161,542
178,288	5.50%, 10/1/38, MBS (m)	Aaa/AAA	184,624,093
800	5.50%, MBS, TBA (e)	Aaa/AAA	827,625
30	5.533%, 8/1/32, FRN, MBS (m)	Aaa/AAA	31,036

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 37

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Freddie Mac (continued)
$104	6.00%, 8/15/16, CMO	Aaa/AAA	$109,861
939	6.00%, 4/1/17, MBS (m)	Aaa/AAA	990,468
95	6.00%, 5/1/17, MBS (m)	Aaa/AAA	100,411
133	6.00%, 6/1/17, MBS (m)	Aaa/AAA	139,302
239	6.00%, 7/1/17, MBS (k)(m)	Aaa/AAA	252,232
49,011	6.00%, 10/1/26, MBS (m)	Aaa/AAA	51,439,377
48,101	6.00%, 11/1/26, MBS (m)	Aaa/AAA	50,484,094
79,232	6.00%, 1/1/27, MBS (k)(m)	Aaa/AAA	83,156,402
14,293	6.00%, 2/1/27, MBS (m)	Aaa/AAA	14,990,539
37,103	6.00%, 5/1/27, MBS (m)	Aaa/AAA	38,912,381
33,197	6.00%, 6/1/27, MBS (m)	Aaa/AAA	34,816,255
55,225	6.00%, 7/1/27, MBS (m)	Aaa/AAA	57,918,335
38,126	6.00%, 8/1/27, MBS (m)	Aaa/AAA	39,985,190
13,642	6.00%, 9/1/27, MBS (m)	Aaa/AAA	14,306,866
10,678	6.00%, 10/1/27, MBS (m)	Aaa/AAA	11,198,460
89	6.00%, 12/1/27, MBS (m)	Aaa/AAA	93,789
2,601	6.00%, 12/15/28, CMO	Aaa/AAA	2,774,204
105	6.00%, 10/1/34, MBS (m)	Aaa/AAA	110,355
361	6.00%, 3/1/36, MBS (m)	Aaa/AAA	377,725
84	6.00%, 7/1/36, MBS (m)	Aaa/AAA	88,314
2,567	6.00%, 8/1/36, MBS (m)	Aaa/AAA	2,685,098
804	6.00%, 11/1/36, MBS (m)	Aaa/AAA	840,971
1,014	6.00%, 12/1/36, MBS (m)	Aaa/AAA	1,060,701
306	6.00%, 1/1/37, MBS (m)	Aaa/AAA	319,908
1,454	6.00%, 3/1/37, MBS (m)	Aaa/AAA	1,520,847
5,576	6.00%, 6/1/37, MBS (m)	Aaa/AAA	5,827,045
1,191	6.00%, 7/1/37, MBS (m)	Aaa/AAA	1,244,944
1,447	6.00%, 8/1/37, MBS (m)	Aaa/AAA	1,511,921
5,891	6.00%, 10/1/37, MBS (m)	Aaa/AAA	6,158,351
1,533	6.00%, 11/1/37, MBS (m)	Aaa/AAA	1,601,620
585	6.00%, 12/1/37, MBS (m)	Aaa/AAA	613,413
897	6.00%, 1/1/38, MBS (m)	Aaa/AAA	937,855
8,619	6.00%, 2/1/38, MBS (m)	Aaa/AAA	9,007,353
17,340	6.00%, 3/1/38, MBS (m)	Aaa/AAA	18,121,430
886	6.00%, 5/1/38, MBS (m)	Aaa/AAA	925,446
826	6.00%, 6/1/38, MBS (m)	Aaa/AAA	863,084
5,474	6.00%, 7/1/38, MBS (m)	Aaa/AAA	5,721,356
3,008	6.00%, 8/1/38, MBS (m)	Aaa/AAA	3,143,081
1,193	6.00%, 9/1/38, MBS (m)	Aaa/AAA	1,246,862
75	6.00%, 10/1/38, MBS (m)	Aaa/AAA	78,586

38 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Freddie Mac (continued)
$3,989		6.00%, 11/1/38, MBS (m)	Aaa/AAA	$4,169,179
1,968		6.00%, 12/1/38, MBS (m)	Aaa/AAA	2,056,216
193,075		6.00%, MBS, TBA (e)	Aaa/AAA	201,552,151
162		6.50%, 8/15/16, CMO	Aaa/AAA	172,613
39		6.50%, 12/15/23, CMO	Aaa/AAA	40,977
1,006		6.50%, 7/15/31, CMO	Aaa/AAA	1,077,398
29		7.00%, 4/1/29, MBS (m)	Aaa/AAA	30,681
2		7.00%, 12/1/29, MBS	Aaa/AAA	1,946
—	(h)	7.00%, 1/1/30, MBS	Aaa/AAA	138
15		7.00%, 2/1/30, MBS	Aaa/AAA	15,656
25		7.00%, 3/1/30, MBS (m)	Aaa/AAA	27,171
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,403
208		7.50%, 8/15/30, CMO	Aaa/AAA	222,158

				1,108,695,681

		Ginnie Mae–124.5%
43		0.797%, 6/20/32, CMO, FRN	Aaa/AAA	42,149
1,280		1.00%, 10/20/27, CMO, FRN	Aaa/AAA	1,252,497
119		4.125%, 11/20/23, FRN, MBS	Aaa/AAA	119,875
12		4.125%, 10/20/25, FRN, MBS	Aaa/AAA	12,267
9		4.125%, 11/20/25, FRN, MBS	Aaa/AAA	8,920
11		4.125%, 10/20/26, FRN, MBS	Aaa/AAA	10,615
24		4.125%, 10/20/27, FRN, MBS	Aaa/AAA	23,902
9		4.625%, 8/20/17, FRN, MBS	Aaa/AAA	9,164
6		4.625%, 8/20/18, FRN, MBS	Aaa/AAA	6,201
4		4.625%, 7/20/20, FRN, MBS	Aaa/AAA	4,247
6		4.625%, 7/20/21, FRN, MBS	Aaa/AAA	5,681
11		4.625%, 8/20/21, FRN, MBS	Aaa/AAA	11,243
19		4.625%, 9/20/21, FRN, MBS	Aaa/AAA	19,217
1,387		4.625%, 8/20/23, FRN, MBS (m)	Aaa/AAA	1,398,760
77		4.625%, 8/20/25, FRN, MBS	Aaa/AAA	78,963
15		4.625%, 9/20/25, FRN, MBS	Aaa/AAA	14,905
9		4.625%, 8/20/26, FRN, MBS	Aaa/AAA	9,428
8		4.625%, 7/20/27, FRN, MBS	Aaa/AAA	7,769
10		4.625%, 9/20/27, FRN, MBS	Aaa/AAA	10,401
77		4.625%, 8/20/28, FRN, MBS	Aaa/AAA	77,849
32		4.625%, 7/20/29, FRN, MBS	Aaa/AAA	32,184
23		4.75%, 3/20/30, FRN, MBS	Aaa/AAA	23,790
114		5.00%, 2/20/29, CMO	Aaa/AAA	116,253
456		5.25%, 1/20/28, FRN, MBS	Aaa/AAA	468,892

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 39

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Ginnie Mae (continued)
$48	5.25%, 2/20/28, FRN, MBS	Aaa/AAA	$48,736
122	5.25%, 1/20/30, FRN, MBS	Aaa/AAA	125,430
245	5.375%, 3/20/17, FRN, MBS	Aaa/AAA	251,843
10	5.375%, 1/20/18, FRN, MBS	Aaa/AAA	10,340
69	5.375%, 5/20/18, FRN, MBS	Aaa/AAA	70,921
58	5.375%, 4/20/19, FRN, MBS	Aaa/AAA	60,161
14	5.375%, 5/20/19, FRN, MBS	Aaa/AAA	14,092
15	5.375%, 6/20/21, FRN, MBS	Aaa/AAA	15,212
31	5.375%, 1/20/22, FRN, MBS	Aaa/AAA	31,334
689	5.375%, 2/20/22, FRN, MBS	Aaa/AAA	708,863
34	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	35,280
19	5.375%, 5/20/22, FRN, MBS	Aaa/AAA	19,640
22	5.375%, 2/20/23, FRN, MBS	Aaa/AAA	23,126
28	5.375%, 3/20/23, FRN, MBS	Aaa/AAA	28,314
30	5.375%, 4/20/23, FRN, MBS	Aaa/AAA	31,031
158	5.375%, 4/20/24, FRN, MBS	Aaa/AAA	162,395
10	5.375%, 5/20/24, FRN, MBS	Aaa/AAA	9,929
3	5.375%, 4/20/25, FRN, MBS	Aaa/AAA	3,485
13	5.375%, 5/20/25, FRN, MBS	Aaa/AAA	12,837
24	5.375%, 6/20/25, FRN, MBS	Aaa/AAA	24,183
12	5.375%, 1/20/26, FRN, MBS	Aaa/AAA	12,333
16	5.375%, 6/20/26, FRN, MBS	Aaa/AAA	16,586
7	5.375%, 1/20/27, FRN, MBS	Aaa/AAA	7,058
78	5.375%, 2/20/27, FRN, MBS	Aaa/AAA	80,610
18	5.375%, 4/20/27, FRN, MBS	Aaa/AAA	18,845
39	5.375%, 6/20/27, FRN, MBS	Aaa/AAA	39,631
30	5.375%, 2/20/28, FRN, MBS	Aaa/AAA	30,561
76	5.375%, 3/20/28, FRN, MBS	Aaa/AAA	77,866
33	5.375%, 4/20/28, FRN, MBS	Aaa/AAA	33,754
19	5.375%, 4/20/29, FRN, MBS	Aaa/AAA	19,511
38	5.375%, 6/20/29, FRN, MBS	Aaa/AAA	39,198
26	5.375%, 5/20/30, FRN, MBS	Aaa/AAA	26,812
25	5.375%, 5/20/32, FRN, MBS	Aaa/AAA	25,752
40	5.375%, 6/20/32, FRN, MBS	Aaa/AAA	40,483
61	5.50%, 3/20/31, FRN, MBS	Aaa/AAA	63,082
53	5.50%, 3/20/32, FRN, MBS	Aaa/AAA	54,788
81	5.875%, 6/20/22, FRN, MBS	Aaa/AAA	83,725
4	6.00%, 6/15/28, MBS	Aaa/AAA	3,756
11	6.00%, 11/15/28, MBS	Aaa/AAA	11,088
8	6.00%, 1/15/29, MBS	Aaa/AAA	8,691

40 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Ginnie Mae (continued)
$7	6.00%, 3/15/29, MBS	Aaa/AAA	$7,085
6	6.00%, 4/15/29, MBS	Aaa/AAA	6,527
3	6.00%, 4/15/31, MBS	Aaa/AAA	2,863
3	6.00%, 7/15/31, MBS	Aaa/AAA	3,073
22	6.00%, 10/15/31, MBS	Aaa/AAA	23,552
45	6.00%, 1/15/32, MBS	Aaa/AAA	47,033
92	6.00%, 2/15/32, MBS	Aaa/AAA	96,787
19	6.00%, 3/15/32, MBS	Aaa/AAA	19,916
50,812	6.00%, 7/20/32, CMO (k)	Aaa/AAA	54,202,341
94	6.00%, 10/15/32, MBS	Aaa/AAA	99,152
8	6.00%, 11/15/32, MBS	Aaa/AAA	8,265
8	6.00%, 1/15/33, MBS	Aaa/AAA	8,375
57	6.00%, 3/15/33, MBS	Aaa/AAA	59,203
64	6.00%, 4/15/33, MBS	Aaa/AAA	67,467
8	6.00%, 9/15/33, MBS	Aaa/AAA	8,398
19	6.00%, 11/15/34, MBS	Aaa/AAA	19,943
902	6.00%, 12/15/34, MBS (m)	Aaa/AAA	946,356
887	6.00%, 5/15/35, MBS (m)	Aaa/AAA	928,553
942	6.00%, 11/15/35, MBS (k)	Aaa/AAA	986,226
562	6.00%, 2/15/36, MBS	Aaa/AAA	586,871
5,124	6.00%, 3/15/36, MBS (k)(m)	Aaa/AAA	5,354,627
9,336	6.00%, 4/15/36, MBS (k)(m)	Aaa/AAA	9,754,648
2,498	6.00%, 5/15/36, MBS (m)	Aaa/AAA	2,609,743
4,548	6.00%, 6/15/36, MBS (k)	Aaa/AAA	4,752,095
193,662	6.00%, 7/15/36, MBS (k)(m)	Aaa/AAA	202,341,702
32,558	6.00%, 8/15/36, MBS (k)(m)	Aaa/AAA	34,012,170
9,108	6.00%, 9/15/36, MBS (k)(m)	Aaa/AAA	9,517,703
21,392	6.00%, 10/15/36, MBS (m)	Aaa/AAA	22,346,475
151,085	6.00%, 11/15/36, MBS (m)	Aaa/AAA	157,833,099
2,869	6.00%, 12/15/36, MBS (m)	Aaa/AAA	2,998,012
4,081	6.00%, 1/15/37, MBS (k)(m)	Aaa/AAA	4,266,094
13,638	6.00%, 2/15/37, MBS (m)	Aaa/AAA	14,250,823
2,533	6.00%, 3/15/37, MBS (k)	Aaa/AAA	2,648,574
56,617	6.00%, 4/15/37, MBS (k)(m)	Aaa/AAA	59,137,442
147,947	6.00%, 5/15/37, MBS (k)(m)	Aaa/AAA	154,527,372
47,971	6.00%, 6/15/37, MBS (k)(m)	Aaa/AAA	50,135,608
37,954	6.00%, 7/15/37, MBS (k)(m)	Aaa/AAA	39,679,340
22,832	6.00%, 8/15/37, MBS (k)(m)	Aaa/AAA	23,869,699
81,372	6.00%, 9/15/37, MBS (m)	Aaa/AAA	84,989,093
75,592	6.00%, 10/15/37, MBS (k)(m)	Aaa/AAA	78,959,312

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 41

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value

		Ginnie Mae (continued)
$189,626		6.00%, 11/15/37, MBS (k)(m)	Aaa/AAA	$198,157,924
182,848		6.00%, 12/15/37, MBS (k)(m)	Aaa/AAA	191,155,625
68,334		6.00%, 1/15/38, MBS (m)	Aaa/AAA	71,375,026
31,555		6.00%, 2/15/38, MBS (k)(m)	Aaa/AAA	32,959,028
17,543		6.00%, 3/15/38, MBS (k)(m)	Aaa/AAA	18,322,672
38,334		6.00%, 4/15/38, MBS (k)(m)	Aaa/AAA	40,040,603
20,533		6.00%, 5/15/38, MBS (k)(m)	Aaa/AAA	21,447,092
36,243		6.00%, 6/15/38, MBS (k)(m)	Aaa/AAA	37,856,206
125,718		6.00%, 7/15/38, MBS (k)(m)	Aaa/AAA	131,313,628
277,053		6.00%, 8/15/38, MBS (k)(m)	Aaa/AAA	289,384,227
377,782		6.00%, 9/15/38, MBS (m)	Aaa/AAA	394,593,125
69,144		6.00%, 10/15/38, MBS (k)(m)	Aaa/AAA	72,221,230
2,300		6.00%, 11/15/38, MBS (k)	Aaa/AAA	2,402,764
25,280		6.00%, 12/15/38, MBS (m)	Aaa/AAA	26,404,684
12,282		6.00%, 1/15/39, MBS (m)	Aaa/AAA	12,828,516
155,000		6.00%, MBS, TBA (e)	NR/AAA	161,708,555
3		6.50%, 5/15/23, MBS	Aaa/AAA	3,436
—	(h)	6.50%, 12/15/23, MBS	Aaa/AAA	489

				2,730,432,901

		Other Government Agencies–2.6%
21,692		SLM Student Loan Trust, 2.592%, 4/25/23, FRN	Aaa/AAA	21,670,070
31,183		Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	32,758,053
1,609		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,682,759

				56,110,882

		Total U.S. Government Agency Securities (cost–$6,776,536,205)		6,932,708,383

CORPORATE BONDS & NOTES–31.5%
		Banking–8.4%
		American Express Bank FSB,
1,700		5.50%, 4/16/13	A2/A+	1,600,404
17,300		6.00%, 9/13/17	A2/A+	14,734,998
24,600		American Express Centurion Bank, 6.00%, 9/13/17	A2/A+	20,952,656
2,600		ANZ National International Ltd., 6.20%, 7/19/13 (a)(d)	Aa2/AA	2,599,607
		Bank of America Corp.,
8,295		1.568%, 8/15/16, FRN	A3/A−	3,878,784
8,400		5.75%, 12/1/17	A2/A	6,873,409
52,600		8.00%, 1/30/18, FRN (i)	B3/BB−	29,922,562

42 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Banking (continued)
$30,000	Bank of America NA, 5.30%, 3/15/17	A1/A	$22,533,180
	Barclays Bank PLC,
60,100	5.45%, 9/12/12	Aa3/AA−	61,108,298
5,000	5.926%, 12/15/16, FRN (a)(d)(i)	Baa2/BBB+	2,001,100
9,400	7.434%, 12/15/17, FRN (a)(d)(i)	Baa2/BBB+	4,607,128
3,200	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/A+	3,164,074
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13, FRN (a)(d)(i)	A3/A−	5,858,237
670	HSBC Finance Corp., 1.67%, 9/14/12, FRN	A3/A	505,457
1,300	Mizuho Financial Group Cayman Ltd., 8.375%, 7/27/09 (i)	A1/NR	1,202,500
6,400	Wells Fargo & Co., 7.98%, 3/15/18, FRN (i)	B2/A	3,588,621

			185,131,015

	Biotechnology–0.0%
700	Amgen, Inc., 6.40%, 2/1/39	A3/A+	707,825

	Communications–0.0%
400	Embarq Corp., 6.738%, 6/1/13	Baa3/BBB−	386,337

	Diversified Manufacturing–3.2%
73,400	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	69,576,007

	Energy–0.6%
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	13,529,966

	Financial Services–13.6%
600	American Express Co., 6.15%, 8/28/17	A3/A	536,448
	Bear Stearns Cos., Inc.,
3,600	6.40%, 10/2/17	Aa3/A+	3,509,759
2,500	6.95%, 8/10/12	Aa3/A+	2,634,375
£1,900	CIT Group, Inc., 5.50%, 12/1/14	Ba2/BBB−	1,379,556
	Citigroup, Inc.,
$13,100	2.938%, 5/15/18, FRN	A3/A	8,838,046
2,100	5.50%, 4/11/13	A3/A	1,873,901
71,500	6.125%, 5/15/18	A3/A	60,188,629
£10,800	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	Baa3/CC	5,201,117
$16,800	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/CC	10,249,008
41,300	Citigroup Funding, Inc., 2.291%, 5/7/10, FRN	A3/A	38,930,536
	General Electric Capital Corp.,
4,500	4.25%, 9/13/10	Aa2/AA+	4,541,670
€1,200	5.50%, 9/15/67, FRN (a)(d)	Aa3/A+	723,505
$41,100	6.375%, 11/15/67, FRN	Aa3/A+	23,635,870
	Goldman Sachs Group, Inc.,
€800	1.672%, 2/4/13, FRN	A1/A	886,970

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 43

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services (continued)
$3,000	5.25%, 10/15/13	A1/A	$2,982,651
2,900	5.95%, 1/18/18	A1/A	2,695,849
109,500	6.75%, 10/1/37	A2/A−	83,777,355
	JPMorgan Chase & Co., FRN,
1,900	2.076%, 6/13/11	Aa3/A+	1,823,259
1,000	7.90%, 4/30/18 (i)	A2/BBB+	762,588
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (f)	NR/NR	4,920
43,600	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A2/A	36,801,321
	Morgan Stanley,
4,200	4.75%, 4/1/14	A3/A−	3,555,523
2,600	6.00%, 4/28/15	A2/A	2,461,420
€1,300	SLM Corp., 2.193%, 11/15/11, FRN	Baa2/BBB−	1,050,804

			299,045,080

	Food & Beverage–0.1%
$1,700	Kraft Foods, Inc., 6.125%, 2/1/18	Baa2/BBB+	1,728,538

	Insurance–0.9%
	American International Group, Inc.,
€1,300	4.00%, 9/20/11	A3/A−	597,334
$16,500	8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(d)	Ba2/BBB	1,899,315
£1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Ba2/BBB	70,385
$34,900	Progressive Corp., 6.70%, 6/15/67, (converts to FRN 6/15/17)	A2/A−	17,313,960

			19,880,994

	Oil & Gas–0.2%
4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	3,656,144

	Retail–0.4%
4,000	Hasbro, Inc., 6.30%, 9/15/17	Baa2/BBB	3,614,368
5,000	Macy’s Retail Holdings, Inc., 8.875%, 7/15/15	Ba2/BB	4,713,785

			8,328,153

	Telecommunications–2.7%
	AT&T, Inc.,
44,600	5.50%, 2/1/18	A2/A	44,626,492
15,100	6.30%, 1/15/38	A2/A	14,030,935

			58,657,427

	Tobacco–0.6%
	Altria Group, Inc.,
4,500	9.25%, 8/6/19	Baa1/BBB	5,161,694
1,500	9.70%, 11/10/18	Baa1/BBB	1,755,636

44 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Tobacco (continued)
$9,700	Reynolds American, Inc., 7.25%, 6/15/37	Baa3/BBB	$7,335,062

			14,252,392

	Transportation–0.3%
5,900	Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	Baa1/BBB	5,481,678

	Utilities–0.5%
	Electricite De France S.A. (a)(d),
2,600	6.50%, 1/26/19	Aa3/A+	2,805,735
3,900	6.95%, 1/26/39	Aa3/A+	4,130,740
4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	A3/BBB+	3,898,876

			10,835,351

	Total Corporate Bonds & Notes (cost–$905,056,444)		691,196,907

MORTGAGE-BACKED SECURITIES–14.1%
	Adjustable Rate Mortgage Trust, CMO, VRN,
3,602	4.581%, 5/25/35	Baa1/AAA	2,969,723
722	5.385%, 11/25/35	Ba1/AAA	487,957
680	5.411%, 1/25/36	Aa3/AAA	534,207
2,984	Banc of America Funding Corp., 4.603%, 2/20/36, CMO, FRN	NR/AAA	2,030,670
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
3,324	4.625%, 10/25/35, FRN	Aa3/AAA	2,494,387
102	4.640%, 1/25/35, VRN	A2/AAA	78,519
510	4.953%, 2/25/34, VRN	Aaa/AAA	466,158
284	5.148%, 1/25/34, VRN	Aaa/AAA	200,138
1,354	5.463%, 5/25/47, VRN	NR/AAA	746,382
501	5.728%, 2/25/36, FRN	B3/AAA	278,121
	Bear Stearns Alt-A Trust, CMO, VRN,
5,513	4.496%, 6/25/34	A1/AAA	2,539,185
242	5.363%, 5/25/35	Ba1/AAA	138,161
43	Bear Stearns Mortgage Securities, Inc., 6.623%, 3/25/31, CMO, VRN	Aaa/NR	40,025
2,997	Bear Stearns Structured Products, Inc., 5.652%, 1/26/36, CMO, VRN	Aaa/AAA	1,872,235
10,472	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(d)	Aaa/NR	10,393,896
1,346	CC Mortgage Funding Corp., 0.568%, 5/25/48, CMO, FRN (a)(d)	Ba3/AAA	490,934
	Citigroup Mortgage Loan Trust, Inc., CMO,
249	4.676%, 8/25/35, VRN	Aa3/NR	173,858
1,389	4.70%, 12/25/35, FRN	NR/AAA	1,119,357

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 45

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$31,688	4.90%, 10/25/35, FRN	NR/AAA	$20,894,763
411	5.338%, 12/25/35, VRN	Caa1/AAA	215,833
3,104	6.008%, 9/25/37, VRN	NR/AAA	1,685,280
3,505	Commercial Capital Access One, Inc., 7.953%, 11/15/28, CMO, VRN (a)(d)	NR/NR	1,137,462
	Commercial Mortgage, CMO (a)(d),
1,031	0.953%, 2/16/34, FRN	Aaa/NR	906,904
7,000	5.362%, 2/5/19	NR/AAA	6,613,249
2,000	5.665%, 2/5/19, VRN	NR/AA	1,061,894
	Countrywide Alternative Loan Trust, CMO,
1,100	0.608%, 1/25/37, FRN	Caa3/BBB	396,089
201	0.657%, 7/20/46, FRN	Caa3/AAA	73,101
6,955	0.658%, 5/25/35, FRN	Baa1/AAA	2,887,600
4,384	0.698%, 12/25/35, FRN	A1/AAA	1,827,377
444	0.708%, 5/25/36, FRN	Ca/B+	63,939
457	5.886%, 11/25/35, VRN	Caa1/AAA	254,371
4,197	6.138%, 8/25/36, VRN	Baa1/AAA	3,707,744
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
58	0.708%, 2/25/35, FRN	Aaa/AAA	23,992
556	0.738%, 4/25/46, FRN	Ca/AAA	90,862
1,669	0.748%, 3/25/35, FRN	A1/AAA	722,408
2,244	0.758%, 3/25/35, FRN	A1/AAA	942,797
1,165	0.828%, 2/25/35, FRN	Ba1/AAA	263,848
762	4.556%, 4/25/35, FRN	Caa1/AAA	299,813
252	5.25%, 2/20/36, FRN	Baa3/AAA	163,643
511	5.368%, 10/20/35, VRN	Ba3/AAA	265,712
745	5.754%, 5/20/36, VRN	Aaa/B	384,725
28	Credit Suisse First Boston Mortgage Securities Corp., 1.056%, 3/25/32, CMO, FRN (a)(d)	Aaa/NR	20,954
426	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.767%, 7/19/45, CMO, FRN	Caa3/AAA	102,329
3,680	First Horizon Asset Securities, Inc., 0.838%, 11/25/33, CMO, FRN	NR/AAA	3,665,634
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BBB	854,290
462	Greenpoint Mortgage Funding Trust, 0.518%, 10/25/46, CMO, FRN	B2/AAA	375,275
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(d)	NR/AAA	1,609,868
	GSR Mortgage Loan Trust, CMO,
2,436	4.509%, 9/25/35, FRN	NR/AAA	1,871,804
285	5.217%, 4/25/35, VRN	Aaa/AAA	185,446

46 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Harborview Mortgage Loan Trust, CMO, FRN,
$6,660	0.637%, 2/19/46	Baa3/AAA	$2,423,127
4,645	0.667%, 5/19/35	Baa1/AAA	1,877,815
436	0.697%, 1/19/38	Ca/B	76,115
554	0.697%, 9/19/46	Ca/B+	110,558
34,403	Hilton Hotel Pool Trust, 0.857%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	338,215
	Homebanc Mortgage Trust, CMO,
534	0.618%, 12/25/36, FRN	Baa3/AAA	223,590
7,800	5.868%, 4/25/37, VRN	B3/AAA	4,034,495
	Indymac Index Mortgage Loan Trust, CMO,
1,191	0.718%, 3/25/35, FRN	Ba1/AAA	486,935
3,993	5.00%, 8/25/35, FRN	B2/AAA	1,820,169
433	5.099%, 9/25/35, VRN	B2/AAA	253,839
415	5.280%, 6/25/35, VRN	B1/AAA	253,941
3,216	5.357%, 9/25/35, VRN	Caa1/AAA	897,380
4,020	5.357%, 9/25/35, VRN	B3/AAA	2,194,396
3,611	5.433%, 10/25/35, VRN	B2/AAA	2,191,062
5,500	5.866%, 6/25/36, VRN	B3/AAA	2,148,807
	Indymac Mortgage Loan Trust, CMO,
666	0.738%, 11/25/35, FRN	B3/AAA	238,664
7,900	5.906%, 8/25/36, VRN	Baa2/AAA	4,383,146
15,788	JPMorgan Alternative Loan Trust, 0.938%, 6/27/37, CMO, FRN (a)(d)	NR/AAA	9,490,129
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
27,382	0.826%, 7/15/19, FRN (a)(d)	Aaa/NR	19,268,119
600	5.336%, 5/15/47	Aaa/AAA	465,289
2,000	6.465%, 11/15/35	NR/AAA	2,036,971
	JPMorgan Mortgage Trust, CMO,
2,288	4.298%, 9/25/34, FRN	NR/AAA	1,961,308
3,862	4.771%, 7/25/35, FRN	Aaa/AAA	3,037,496
513	4.868%, 4/25/35, VRN	Aaa/AAA	423,252
689	5.398%, 11/25/35, VRN	Aaa/AAA	553,038
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
500	0.678%, 5/25/37	Caa2/BB	211,129
100	3.788%, 11/21/34	Aaa/AAA	76,389
	MASTR Reperforming Loan Trust, CMO (a),
3,138	7.00%, 5/25/35 (d)	Aaa/AAA	2,577,200
4,616	7.50%,7/25/35	Aaa/AAA	5,061,952
2,906	8.00%, 7/25/35 (d)	Aaa/AAA	3,216,617
339	Mellon Residential Funding Corp., 2.624%, 10/20/29, CMO, FRN	NR/AAA	315,533

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 47

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$1,400	Merrill Lynch Alternative Note Asset, 0.738%, 3/25/37, CMO, FRN	Caa3/B+	$458,557
600	Merrill Lynch Countrywide Commercial Mortgage Trust, 5.378%, 8/12/48, CMO	Aaa/AAA	398,590
	MLCC Mortgage Investors, Inc., CMO, FRN,
118	1.211%, 3/15/25	Aa3/A	61,903
390	3.069%, 7/25/29	Aaa/AAA	231,437
2,182	4.25%, 10/25/35	Aaa/AAA	1,616,084
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	29,995,229
1,100	5.692%, 4/15/49, VRN	Aaa/AAA	754,101
28,450	5.731%, 7/12/44, VRN	NR/AAA	23,846,918
379	Morgan Stanley Dean Witter Capital I, 4.55%, 3/25/33, CMO, FRN	Aaa/AAA	315,105
	Nomura Asset Acceptance Corp., CMO,
3,867	5.524%, 2/25/36, VRN	Caa2/B	1,485,070
1,360	7.50%, 3/25/34 (a)(d)	Aaa/AAA	1,322,121
432	Opteum Mortgage Acceptance Corp., 0.698%, 7/25/35, CMO, FRN	Aa2/AAA	286,249
424	Residential Accredit Loans, Inc., 5.714%, 2/25/36, CMO, VRN	Caa3/BB	218,430
47	Residential Asset Securitization Trust, 0.938%, 3/25/33, CMO, FRN	NR/AAA	40,833
3,143	Residential Funding Mortgage Sec I, 5.669%, 3/25/35, CMO, VRN	Aaa/AAA	2,466,782
600	Sovereign Commercial Mortgage Securities Trust, 5.835%, 7/22/30, CMO, VRN (a)(d)	Aaa/NR	527,097
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,415	1.233%, 6/25/34, FRN	Aaa/AAA	764,313
1,486	3.223%, 5/25/35, FRN	B3/AAA	522,089
211	4.071%, 10/25/34, VRN	A2/AAA	150,404
7,900	5.246%, 5/25/36, FRN	NR/AAA	3,507,007
7,900	5.420%, 9/25/36, VRN	NR/AAA	4,168,323
48	5.45%, 1/25/36, VRN	NR/AAA	30,666
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
15,388	0.618%, 6/25/36	B3/AAA	6,219,251
1,617	0.628%, 7/25/46	B3/AAA	654,048
10,898	0.658%, 5/25/36	B3/AAA	3,876,829
534	0.698%, 5/25/46	Caa3/B+	111,110
1,243	0.797%, 3/19/34	Aaa/AAA	619,808
1,569	0.817%, 12/19/33	Aaa/AAA	1,061,151
	Structured Asset Securities Corp., CMO, FRN,
6	4.161%, 5/25/32	Aaa/AAA	6,170

48 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$312	5.145%, 2/25/34	Aaa/AAA	$242,655
500	Wachovia Mortgage Loan Trust LLC, 5.453%, 10/20/35, CMO, FRN	NR/AAA	361,984
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
304	1.078%, 12/25/27	Aaa/AAA	233,686
843	3.014%, 11/25/46	A1/AAA	550,235
2,155	4.254%, 8/25/33	Aaa/AAA	1,770,524
22,700	4.555%, 9/25/33	Aaa/AAA	19,558,039
	Washington Mutual, Inc., CMO, FRN,
32	0.708%, 12/25/45	Aa1/AAA	15,199
1,018	0.758%, 1/25/45	Aaa/AAA	486,174
600	0.848%, 11/25/45	Baa3/AAA	144,788
891	0.933%, 11/25/34	Aa2/AAA	453,427
4,853	0.953%, 10/25/44	Aa2/AAA	2,677,119
2,341	0.978%, 12/25/27	Aaa/AAA	1,662,255
620	2.264%, 6/25/47	Ca/AAA	105,075
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,115	0.938%, 7/25/37, FRN	B2/NR	603,074
9,961	4.208%, 7/25/35, FRN	Aaa/AAA	8,342,374
3,735	4.557%, 1/25/35, FRN	Aaa/NR	2,838,629
29,189	4.614%, 6/25/35, FRN	Aaa/AAA	25,999,164
750	4.671%, 8/25/34, FRN	Aaa/AAA	489,582
5,050	4.95%, 3/25/36, VRN	NR/AAA	3,374,819
439	5.00%, 6/25/18	Aaa/AAA	436,987

	Total Mortgage-Backed Securities (cost–$398,433,744)		309,331,059

MUNICIPAL BONDS–4.6%
	California–2.2%
2,400	Educational Facs. Auth. Rev., Univ. of Southern California, 4.75%, 10/1/37, Ser. A	Aa1/AA+	2,298,864
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A3/A−	4,128,500
3,500	5.00%, 6/1/38	A3/A−	2,859,675
5,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30, Ser. A-2	Aa3/AA−	5,022,000
	State, GO,
2,000	5.00%, 2/1/23	A2/AA−	2,008,980
5,400	5.00%, 6/1/37	A2/A	4,922,586
3,600	5.65%, 4/1/39	A2/A	3,714,084
17,700	6.00%, 4/1/38	A2/A	18,313,305
600	7.50%, 4/1/34	A2/A	621,354
3,300	7.55%, 4/1/39	A2/A	3,444,903

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 49

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	California (continued)
$985	Tobacco Securitization Auth. Rev., 5.40%, 6/1/27, Ser. A-2	Baa3/BBB	$761,346

			48,095,597

	Florida–0.2%
	State Board of Education, GO,
1,600	4.75%, 6/1/37, Ser. B (NPFGC)	Aa1/AAA	1,503,232
4,000	4.75%, 6/1/37, Ser. C	Aa1/AAA	3,758,080

			5,261,312

	Illinois–0.2%
700	Regional Transportation Auth. Rev., 5.00%, 7/1/25, Ser. A (NPFGC)	Aa2/AA+	722,036
7,505	Will County Community High School Dist. No 210, GO, zero coupon, 1/1/21 (FSA)	Aa3/NR	4,102,308

			4,824,344

	Iowa–0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	2,317,772

	Massachusetts–0.1%
1,200	State School Building Auth. Rev., 5.00%, 8/15/37, Ser. A (AMBAC)	Aa2/AA+	1,211,244

	New Jersey–0.5%
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	10,977,082

	New York–0.2%
4,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AAA	4,006,040

	Ohio–0.6%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	3,914,188
9,300	5.875%, 6/1/47	Baa3/BBB	5,208,651
5,320	6.00%, 6/1/42	Baa3/BBB	3,061,288

			12,184,127

	Texas–0.5%
2,380	Keller Independent School Dist., GO, 4.75%, 8/15/30 (PSF-GTD)	Aaa/AAA	2,391,162
9,800	State Transit Rev., GO, 4.75%, 4/1/37	Aa1/AA	9,724,638

			12,115,800

	Total Municipal Bonds (cost–$118,334,368)		100,993,318

50 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

ASSET-BACKED SECURITIES–3.8%
$856	Aames Mortgage Investment Trust, 0.838%, 10/25/35, FRN	NR/AAA	$686,358
387	Access Group, Inc., 2.392%, 10/27/25, FRN	Aaa/AAA	356,388
1,006	Accredited Mortgage Loan Trust, 0.488%, 2/25/37, FRN	A2/AAA	898,196
78	Amortizing Residential Collateral Trust, 0.701%, 6/25/32, FRN	NR/AAA	52,144
1,331	Bayview Financial Asset Trust, 0.838%, 12/25/39, FRN (a)(d)(g)	Aaa/NR	770,261
4,609	Bear Stearns Asset Backed Securities, Inc., 1.028%, 6/25/43, FRN	Aaa/AAA	3,550,869
1,316	Bear Stearns Asset Backed Securities Trust, 0.518%, 10/25/36, FRN	B3/NR	1,138,246
850	Capital Auto Receivables Asset Trust, 1.371%, 3/15/11, FRN	Aaa/AAA	849,212
72	Cendant Mortgage Corp., 5.987%, 7/25/43, VRN (a)(d)	NR/NR	65,847
	Chase Issuance Trust, FRN,
2,241	0.491%, 4/15/13	Aaa/AAA	2,169,450
200	2.82%, 9/15/15	Aaa/AAA	190,765
15,200	Citibank Omni Master Trust, 1.548%, 12/23/13, FRN (a)(d)	Aaa/AAA	14,893,174
800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	726,511
	Countrywide Asset-Backed Certificates, FRN,
9,402	0.528%, 1/25/46	Aa2/AAA	8,254,353
1,250	0.538%, 9/25/47	Baa2/AAA	1,060,057
531	0.908%, 11/25/33 (a)(d)	Aaa/AAA	380,094
1,184	0.918%, 12/25/31	Aaa/AAA	610,917
279	Credit Suisse First Boston Mortgage Securities Corp., 0.688%, 1/25/43, FRN (a)(d)	Aaa/AAA	264,344
1,042	Credit-Based Asset Servicing & Securitization LLC, 1.338%, 11/25/33, FRN	Aaa/AAA	685,807
100	Delta Funding Home Equity Loan Trust, 1.091%, 8/15/30, FRN	NR/AAA	45,587
1,932	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,699,719
50	EMC Mortgage Loan Trust, 0.808%, 5/25/40, FRN (a)(d)	Aaa/NR	35,002
	First Franklin Mortgage Loan Asset Backed Certificates, FRN,
73	0.818%, 10/25/34	Aaa/NR	69,206
5,730	0.838%, 4/25/35	Aa1/AA+	3,510,823
10	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	9,036
	Ford Credit Auto Owner Trust, FRN,
7,943	1.351%, 1/15/11	Aaa/AAA	7,912,281
541	1.651%, 12/15/10	Aaa/AAA	540,296
46	Fremont Home Loan Owner Trust, 1.228%, 12/25/29, FRN	A2/A	29,626
1,784	Fremont Home Loan Trust, 0.498%, 1/25/37, FRN	Ba3/AAA	1,524,812

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 51

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Green Tree Financial Corp.,
$4,922	6.18%, 4/1/30	Ba3/NR	$3,243,641
3,899	6.81%, 12/1/28, VRN	Ba3/BBB	2,872,226
1,199	6.87%, 4/1/30, VRN	Ba3/NR	811,351
1,000	7.06%, 2/1/31, VRN	NR/B−	442,316
698	7.40%, 6/15/27	A3/AA	602,711
370	7.55%, 1/15/29, VRN	NR/A+	278,791
247	HSI Asset Securitization Corp. Trust, 0.488%, 12/25/36, FRN	Caa2/AAA	137,428
	Lehman XS Trust, FRN,
1,863	0.518%, 11/25/46	A3/AAA	1,458,956
3,934	0.588%, 4/25/37	B3/AAA	2,385,873
532	0.668%, 8/25/46	Caa3/AAA	110,694
725	0.678%, 11/25/46	Ca/AAA	133,489
1,399	Long Beach Mortgage Loan Trust, 1.863%, 3/25/32, FRN	A1/NR	1,059,806
500	Madison Avenue Manufactured Housing Contract, 1.888%, 3/25/32, FRN	Baa1/A+	345,594
1,827	Mesa Trust Asset Backed Certificates, 0.838%, 12/25/31, FRN (a)(d)	Aaa/AA	1,315,842
1,497	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,043,733
	Morgan Stanley Mortgage Loan Trust, FRN,
400	0.668%, 2/25/37	Caa1/BB	88,081
700	0.798%, 4/25/37	Caa3/BB	268,118
200	RAAC Series, 0.838%, 6/25/47, FRN	Aaa/AAA	109,585
	Residential Asset Mortgage Products, Inc.,
4,122	5.634%, 1/25/34	Aaa/AAA	2,108,059
2,000	5.90%, 7/25/34	Baa2/BBB	516,446
	Residential Asset Securities Corp.,
3,000	0.868%, 3/25/35, FRN	A1/A	1,758,061
382	7.14%, 4/25/32, VRN	Ba1/B	21,797
1,469	SACO I, Inc., 0.818%, 11/25/35, FRN	Baa3/AA	610,719
18	Saxon Asset Securities Trust, 0.958%, 8/25/32, FRN	Aaa/AAA	18,129
	South Carolina Student Loan Corp., FRN,
730	1.761%, 9/2/14	Aaa/AAA	721,277
2,800	1.811%, 3/1/18	Aaa/AAA	2,715,569
3,600	2.011%, 3/2/20	Aaa/AAA	3,358,069
600	2.261%, 9/3/24	Aaa/AAA	550,487
209	Vanderbilt Acquisition Loan Trust, 5.70%, 9/7/23, VRN	Aaa/AAA	207,036

	Total Asset-Backed Securities (cost–$102,394,691)		82,273,265

52 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

		Credit Rating
Shares		(Moody’s/S&P)	Value

CONVERTIBLE PREFERRED STOCK–0.4%
	Banking–0.4%
2,100	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/BB−	$1,211,700
11,800	Wells Fargo & Co., 7.50%, 12/31/49, Class A, Ser. L	B2/A	7,292,400

			8,504,100

	Insurance–0.0%
228,667	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,168,488

	Total Convertible Preferred Stock (cost–$29,931,790)		9,672,588

Principal
Amount
(000)

SHORT-TERM INVESTMENTS–9.0%
	U.S. Treasury Bills (k)–0.9%
$19,390	0.15%-1.01%, 5/7/09-6/11/09 (cost–$19,389,034)		19,389,034

	Corporate Notes–0.1%
3,300	CIT Group, Inc., 1.394%, 6/8/09, FRN (cost–$3,213,787)	Ba2/BBB−	3,180,903

	Repurchase Agreements–8.0%
169,200	JPMorgan Chase Bank, dated 4/30/09, 0.18%, due 5/1/09, proceeds $169,200,846; collateralized by Fannie Mae, 3.875%, due 7/12/13, valued at $173,149,228 including accrued interest		169,200,000
5,902	State Street Bank & Trust Co., dated 4/30/09, 0.01%, due 5/1/09, proceeds $5,902,002; collateralized by U.S. Treasury Bills, 0.081%, due 8/13/09, valued at $6,023,193 including accrued interest		5,902,000

	Total Repurchase Agreements (cost–$175,102,000)		175,102,000

	Total Short-Term Investments (cost–$197,704,821)		197,671,937

Contracts/
Notional
Amount

OPTIONS PURCHASED (l)–0.1%
	Call Options–0.0%
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10		374,343

	Put Options–0.1%
	Fannie Mae (OTC),
325,000,000	strike price $93.63, expires 7/6/09		669
300,000,000	strike price $96, expires 7/6/09		3
251,100,000	strike price $97.25, expires 7/6/09		608
443,000,000	strike price $98.25, expires 7/6/09		695

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 53

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

Contracts/
Notional
Amount		Value

	Put Options (continued)
	Ginnie Mae (OTC),
200,000,000	strike price $98.25, expires 7/13/09	$5,094
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	1,467,245
	U.S. Treasury Notes 5 yr. Futures (CBOT),
279	strike price $105, expires 5/22/09	2,180

		1,476,494

	Total Options Purchased (cost–$1,705,938)	1,850,837

	Total Investments before options written (cost–$8,530,098,001)–379.6%	8,325,698,294

OPTIONS WRITTEN (l)–(0.1)%
	Call Options–(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
162,000,000	strike rate 2.35%, expires 6/22/09	(150,028)
30,000,000	strike rate 2.50%, expires 6/22/09	(73,557)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
290	strike price $126, expires 5/22/09	(19,503)
1,250	strike price $128, expires 5/22/09	(41,916)

		(285,004)

	Put Options–(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
436,800,000	strike rate 1.75%, expires 6/22/09	(695,036)
5,000,000	strike rate 2.00%, expires 7/27/09	(8,140)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
47,700,000	strike rate 2.75%, expires 5/22/09	(131,409)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
130,200,000	strike rate 3.50%, expires 6/22/09	(430,311)
	Financial Futures Euro–90 day (CME),
180	strike price $98.63, expires 9/14/09	(25,875)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
10	strike price $122, expires 5/22/09	(15,817)

		(1,306,588)

54 Fixed Income SHares – Series M Semi-Annual Report   4.30.09

Fixed Income SHares — Series M Schedule of Investments
April 30, 2009 (unaudited)

		Value

Total Options Written (premiums received–$2,053,768)		$(1,591,592)

Total Investments net of options written (cost–$8,528,044,233)	379.5%	8,324,106,702
Other Liabilities in excess of other assets	(279.5)	(6,130,626,624)

Net Assets	100.0%	$2,193,480,078

4.30.09   Fixed Income SHares – Series M Semi-Annual Report 55

Fixed Income SHares — Series R Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

U.S. TREASURY BONDS & NOTES–125.8%
	U.S. Treasury Inflation Indexed Bonds & Notes (j),
$5,417	1.375%, 7/15/18 (e)		$5,286,822
11,236	1.625%, 1/15/15 (e)		11,187,091
405	1.625%, 1/15/18		403,181
17,032	1.75%, 1/15/28 (e)		15,377,004
15,269	1.875%, 7/15/13 (e)		15,564,352
15,402	1.875%, 7/15/15 (e)		15,580,346
9,430	2.00%, 1/15/14 (e)		9,612,790
26,244	2.00%, 7/15/14 (e)		26,809,572
3,637	2.00%, 1/15/16 (e)		3,704,910
28,049	2.00%, 1/15/26 (e)		26,313,920
18,940	2.375%, 4/15/11 (e)		19,336,629
13,902	2.375%, 1/15/17 (e)		14,558,259
21,196	2.375%, 1/15/25 (e)		21,049,843
14,853	2.375%, 1/15/27 (e)		14,694,949
889	2.50%, 1/15/29		907,408
11,581	2.625%, 7/15/17 (e)		12,409,492
1,195	3.375%, 1/15/12		1,267,630
14,034	3.50%, 1/15/11 (e)		14,573,226
10,112	3.625%, 4/15/28 (e)		11,711,208
1,226	3.875%, 4/15/29		1,476,975

	Total U.S. Treasury Bonds & Notes (cost–$242,243,348)		241,825,607

U.S. GOVERNMENT AGENCY SECURITIES–65.4%
	Fannie Mae–60.5%
23	2.833%, 10/1/44, FRN, MBS	Aaa/AAA	22,959
1,608	5.50%, 5/1/37, MBS	Aaa/AAA	1,667,376
3,675	5.50%, 6/1/37, MBS	Aaa/AAA	3,812,503
666	5.50%, 11/1/37, MBS	Aaa/AAA	690,894
26,000	5.50%, 12/1/37, MBS	Aaa/AAA	26,969,413
13,000	5.50%, 1/1/38, MBS	Aaa/AAA	13,484,701
17,000	5.50%, 2/1/38, MBS	Aaa/AAA	17,633,850
10,000	5.50%, 3/1/38, MBS	Aaa/AAA	10,372,287
29	5.50%, 5/1/38, MBS	Aaa/AAA	29,923
2,500	5.50%, 6/1/38, MBS	Aaa/AAA	2,593,212
260	5.50%, 8/1/38, MBS	Aaa/AAA	270,046
19,000	5.50%, 9/1/38, MBS	Aaa/AAA	19,708,192
193	5.50%, 11/1/38, MBS	Aaa/AAA	199,726
200	5.50%, 12/1/38, MBS	Aaa/AAA	207,445
18,000	5.50%, 4/1/39, MBS (g)	Aaa/AAA	18,641,839

			116,304,366

56 Fixed Income SHares – Series R Semi-Annual Report   4.30.09

Fixed Income SHares — Series R Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Freddie Mac–1.2%
$779	0.681%, 2/15/19, CMO, FRN	Aaa/AAA	$761,303
300	6.50%, MBS, TBA (e)	Aaa/AAA	317,766
573	6.669%, 9/1/36, FRN, MBS	Aaa/AAA	598,316
549	6.716%, 7/1/36, FRN, MBS	Aaa/AAA	569,633

			2,247,018

	Ginnie Mae–3.7%
3	6.00%, 8/15/31, MBS	Aaa/AAA	3,070
7	6.00%, 2/15/32, MBS	Aaa/AAA	7,031
171	6.00%, 10/15/36, MBS	Aaa/AAA	178,864
13	6.00%, 8/15/37, MBS	Aaa/AAA	13,334
2,244	6.00%, 8/15/38, MBS (k)	Aaa/AAA	2,344,587
2,632	6.00%, 10/15/38, MBS	Aaa/AAA	2,748,747
434	6.00%, 11/15/38, MBS	Aaa/AAA	453,295
1,400	6.00%, MBS, TBA (e)	Aaa/AAA	1,460,593

			7,209,521

	Total U.S. Government Agency Securities (cost–$124,595,607)		125,760,905

CORPORATE BONDS & NOTES–19.4%
	Banking–5.4%
	American Express Bank FSB,
400	5.50%, 4/16/13	A2/A+	376,566
300	6.00%, 9/13/17	A2/A+	255,520
200	American Express Centurion Bank, 6.00%, 9/13/17	A2/A+	170,347
3,500	Bank of America Corp., 5.65%, 5/1/18	A2/A	2,853,987
1,200	Bank of America NA, 1.822%, 5/12/10, FRN	Aa3/AA+	1,170,114
	Barclays Bank PLC, FRN (a)(d)(i),
100	7.434%, 12/15/17	Baa2/BBB+	49,012
900	7.70%, 4/25/18	Baa1/A+	568,416
3,600	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/A+	3,559,583
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(d)	Aa1/AA	689,826
€100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17, FRN (i)	Ba3/B+	34,453
$500	UBS AG, 5.75%, 4/25/18	Aa2/A+	433,136
300	Wachovia Bank N.A., 1.331%, 12/2/10, FRN	Aa2/AA+	282,240

			10,443,200

	Chemicals–0.4%
1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB−	872,532

	Financial Services–6.8%
500	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	A1/AA−	493,138
	American Express Co.,
580	7.00%, 3/19/18	A3/A	550,993
170	8.15%, 3/19/38	A3/A	161,640

4.30.09   Fixed Income SHares – Series R Semi-Annual Report 57

Fixed Income SHares — Series R Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Financial Services (continued)
$300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa3/A+	$316,125
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (a)(d)(i)	NR/CCC	44,923
	Citigroup, Inc.,
3,500	6.125%, 5/15/18	A3/A	2,946,296
1,200	8.40%, 4/30/18, FRN (i)	Ca/C	804,144
800	Ford Motor Credit Co. LLC, 7.875%, 6/15/10	Caa1/CCC+	736,226
700	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	C/CCC	560,339
	Goldman Sachs Group, Inc.,
500	6.15%, 4/1/18	A1/A	472,404
700	6.75%, 10/1/37	A2/A−	535,563
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (f)	NR/NR	14,750
350	Longpoint Re Ltd., 6.57%, 11/8/11, FRN (a)(b)(d)	NR/BB+	337,575
400	Merna Reinsurance Ltd., 1.87%, 6/30/12, FRN (a)(b)(d)	Aa2/NR	371,680
2,100	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A2/A	1,772,541
	Morgan Stanley,
500	1.557%, 10/18/16, FRN	A2/A	353,327
300	6.625%, 4/1/18	A2/A	285,967
2,000	Wachovia Corp., 5.50%, 5/1/13	A1/AA	1,963,184
400	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (i)	B2/A	256,190

			12,977,005

	Food & Beverage–0.7%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(d)	Baa2/BBB	1,279,005

	Insurance–3.0%
2,445	American International Group, Inc., 8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(d)	Ba2/BBB	281,444
1,600	ASIF I, 1.242%, 7/26/10, FRN	A1/A+	1,296,629
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	Baa2/BBB−	3,128,703
300	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (a)(d)	Aa2/AA−	287,129
300	New York Life Global Funding, 4.65%, 5/9/13 (a)(d)	Aaa/AAA	297,327
200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(d)	Aa3/AA−	189,866
300	Residential Reins Ltd., 8.511%, 6/7/10, FRN (a)(b)(d)	NR/BB	291,570

			5,772,668

	Oil & Gas–0.1%
200	Gaz Capital S.A., 8.146%, 4/11/18 (a)(d)	Baa1/BBB	164,000

	Retail–2.4%
4,000	Newell Rubbermaid, Inc., 10.60%, 4/15/19	Baa3/BBB−	4,374,224
200	Wal-Mart Stores, Inc., 5.80%, 2/15/18	Aa2/AA	216,544

			4,590,768

58 Fixed Income SHares – Series R Semi-Annual Report   4.30.09

Fixed Income SHares — Series R Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Software–0.3%
$600	Oracle Corp., 5.75%, 4/15/18	A2/A	$636,781

	Utilities–0.3%
300	Electricite De France S.A., 6.50%, 1/26/19 (a)(d)	Aa3/A+	323,739
200	Public Service Electric & Gas Co., 5.30%, 5/1/18	A3/A−	200,140

			523,879

	Total Corporate Bonds & Notes (cost–$40,890,678)		37,259,838

SOVEREIGN DEBT OBLIGATIONS–3.7%
	Japan–3.7%
	Japanese Government CPI Linked Bond (j),
¥412,050	0.80%, 12/10/15	Aa3/AA	3,682,119
¥60,480	1.20%, 6/10/17	Aa3/NR	535,815
¥317,317	1.20%, 12/10/17 (e)	Aa3/NR	2,794,841

	Total Sovereign Debt Obligations (cost–$6,737,601)		7,012,775

MORTGAGE-BACKED SECURITIES–2.8%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
$79	2.472%, 3/25/35	Aaa/AAA	64,062
64	2.65%, 8/25/35	Aaa/AAA	49,592
199	2.94%, 3/25/35	Aaa/AAA	161,859
115	4.55%, 8/25/35	Aaa/AAA	89,885
	Citigroup Mortgage Loan Trust, Inc., CMO,
128	4.248%, 8/25/35, FRN	Aaa/AAA	92,967
72	4.748%, 8/25/35, FRN	Aaa/AAA	52,968
2,328	6.008%, 9/25/37, VRN	NR/AAA	1,263,960
3,001	Countrywide Alternative Loan Trust, 0.642%, 12/20/46, CMO, FRN	Caa1/AAA	976,410
48	Countrywide Home Loan Mortgage Pass-Through Trust, 0.778%, 6/25/35, CMO, FRN (a)(d)	Aaa/AAA	29,648
244	GSR Mortgage Loan Trust, 4.509%, 9/25/35, CMO, FRN	NR/AAA	187,180
3,100	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	2,246,820
571	Residential Accredit Loans, Inc., 0.618%, 6/25/46, CMO, FRN	Caa1/AAA	229,178

	Total Mortgage-Backed Securities (cost–$7,707,760)		5,444,529

MUNICIPAL BONDS–0.9%
	California–0.3%
600	State, GO, 5.00%, 11/1/37	A2/A	546,744

	New York–0.1%
100	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 4.75%, 6/15/38, Ser. D	Aa2/AAA	95,153

	Washington–0.5%
1,000	Pierce Cnty. School Dist. No. 10, GO, 5.00%, 12/1/23, Ser. A (FSA)	Aa1/AAA	1,046,080

4.30.09   Fixed Income SHares – Series R Semi-Annual Report 59

Fixed Income SHares — Series R Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	West Virginia–0.0%
$100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	$56,252

	Total Municipal Bonds (cost–$1,769,034)		1,744,229

ASSET-BACKED SECURITIES–0.3%
492	Bear Stearns Asset Backed Securities Trust, 1.438%, 10/25/37, FRN	A1/AAA	291,579
368	Massachusetts Educational Financing Auth., 2.042%, 4/25/38, FRN	Aaa/AAA	310,953

	Total Asset-Backed Securities (cost–$860,337)		602,532

Shares

CONVERTIBLE PREFERRED STOCK–0.1%
200	Wells Fargo & Co., 7.50%, 12/31/49, Class A, Ser. L (cost–$200,000)	B2/A	123,600

SHORT-TERM INVESTMENTS–6.6%

Principal
Amount
(000)

U.S. Treasury Bills (k)–2.8%
$5,385	0.07%-0.80%, 5/7/09-6/4/09 (cost–$5,384,727)		5,384,727

Corporate Notes–0.6%
600	Citigroup Funding, Inc., 1.262%, 12/28/09, FRN	A3/A	579,086
600	Rockies Express Pipeline LLC, 5.10%, 8/20/09, FRN (a)(d)	Baa2/BBB	600,304

	Total Corporate Notes (cost–$1,199,715)		1,179,390

Repurchase Agreements–3.2%
2,300	Credit Suisse First Boston, dated 4/30/09, 0.18%, due 5/1/09, proceeds $2,300,012; collateralized by Fannie Mae, 6.00%, due 5/15/11, valued at $2,360,582 including accrued interest		2,300,000
1,000	Deutsche Bank, dated 4/30/09, 0.17%, due 5/1/09, proceeds $1,000,005; collateralized by U.S. Treasury Inflation Index Notes, 3.875%, due 4/15/29, valued at $1,017,124 including accrued interest		1,000,000
2,745	State Street Bank & Trust Co., dated 4/30/09, 0.01%, due 5/1/09, proceeds $2,745,001; collateralized by U.S. Treasury Bills, 0.081%, due 8/13/09, valued at $2,804,159 including accrued interest		2,745,000

	Total Repurchase Agreements (cost–$6,045,000)		6,045,000

	Total Short-Term Investments (cost–$12,629,442)		12,609,117

60 Fixed Income SHares – Series R Semi-Annual Report   4.30.09

Fixed Income SHares — Series R Schedule of Investments
April 30, 2009 (unaudited)

Contracts/
Notional
Amount			Value

OPTIONS PURCHASED (l)–0.0%
	Put Options–0.0%
	Fannie Mae (OTC),
50,000,000	strike price $86.06, expires 6/4/09		$—
30,000,000	strike price $91, expires 6/4/09		—
	Ginnie Mae (OTC),
1,400,000	strike price $90, expires 5/12/09		—
	U. S. Treasury Inflation Index Bonds (OTC),
135,700,000	strike price $65, expires 5/14/09		7,564
	U.S. Treasury Notes 10 yr. Futures (CBOT),
365	strike price $85, expires 5/22/09		5,597

	Total Options Purchased (cost–$26,757)		13,161

	Total Investments before options written (cost–$437,660,564)–225.0%		432,396,293

OPTIONS WRITTEN (l)–(0.1)%
	Call Options–(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
4,100,000	strike rate 2.35%, expires 6/22/09		(3,797)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
59	strike price $126, expires 5/22/09		(3,968)
28	strike price $128, expires 5/22/09		(939)
	Put Options–(0.1)%
6,300,000	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 2.75%, expires 5/22/09		(17,356)
5,400,000	strike rate 3.50%, expires 6/22/09		(17,847)
2,000,000	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 5.37%, expires 9/20/10		(16,020)
16	Financial Futures Euro–90 day (CME),
	strike price $98.50, expires 9/14/09		(1,800)
39	strike price $98.63, expires 9/14/09		(5,606)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
28	strike price $119, expires 5/22/09		(9,474)
59	strike price $122, expires 5/22/09		(93,317)

	Total Options Written (premiums received–$172,973)		(170,124)

	Total Investments net of options written (cost–$437,487,591)	224.9%	432,226,169
	Other liabilities in excess of other assets	(124.9)	(240,031,178)

	Net Assets	100.0%	$192,194,991

4.30.09   Fixed Income SHares – Series R Semi-Annual Report 61

Fixed Income SHares Notes to Schedules of Investments
April 30, 2009 (unaudited)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $404,920,195, representing 18.27% of net assets for Series C; securities with an aggregate value of $211,984, representing 9.99% of net assets for Series H; securities with an aggregate value of $108,086,261, representing 4.93% of net assets for Series M; securities with an aggregate value of $5,805,464, representing 3.02% of net assets for Series R.
(b)	Illiquid security.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolios are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2009.
(d)	144A Security – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery security. To be settled/delivered after April 30, 2009.
(f)	In default.
(g)	Fair-Valued – Securities with an aggregate value of $2,504,492, representing 0.11% of net assets for Series C, securities with an aggregate value of $770,261 representing 0.04% of net assets for Series M and securities with an aggregate value of $18,641,839, representing 9.70% of net assets for Series R.
(h)	Principal amount less than $500.
(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(j)	Inflationary Bonds – Principal amount of security is adjusted for inflation.
(k)	All or partial amount segregated as collateral for futures contracts, options written, swaps, when-issued and/or delayed-delivery securities.
(l)	Non-income producing.
(m)	All or partial amount segregated as collateral for reverse repurchase agreements.
(n)	Subject to Alternative Minimum Tax.
(o)	Maturity date shown is date of next put.

Glossary:
£ – British Pound
€/EUR – Euro
¥ – Japanese Yen
AMBAC – insured by American Municipal Bond Assurance Corp.
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CBOT – Chicago Board of Trade
CBOE – Chicago Board Options Exchange
CME – Chicago Mercantile Exchange
CMO – Collateralized Mortgage Obligation
CPI – Consumer Price Index
FGIC – insured by Financial Guaranty Insurance Co.
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2009.
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GTD – Guaranteed
IO – Interest Only

62 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income SHares Notes to Schedules of Investments
April 30, 2009 (unaudited)

LIBOR – London Inter-Bank Offered Rate
MBIA – insured by Municipal Bond Investors Assurance
MBS – Mortgage-Backed Securities
NPFGC – insured by National Public Finance Guarantee Corporation
NR – Not Rated
OTC – Over the Counter
PSF – Public School Fund
Q-SBLF – Qualified School Bond Loan Fund
TBA – To Be Announced
VRN – Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2009.

See accompanying Notes to Financial Statements   4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 63

Fixed Income SHares — Series C, H, M, R Statements of Assets and Liabilities
April 30, 2009 (unaudited)

	Series C	Series H	Series M	Series R
Assets:
Investments, at value (cost-$3,565,071,494, $2,943,761, $8,530,098,001 and $437,660,564, respectively)	$3,230,435,006	$2,084,525	$8,325,698,294	$432,396,293

Cash (including foreign currency for Series C, Series M and Series R with a value and cost of $6,635,364 and $6,578,768, $502,971 and $502,715 and $636,405 and $634,233, respectively)	6,635,364	941	1,017,250	636,654

Receivable for investments sold	377,727,981	—	6,169,003,315	1,289,239

Unrealized appreciation of swaps	124,431,992	—	44,808,206	4,003,125

Interest and dividend receivable	35,874,135	48,266	43,586,503	2,876,026

Premiums for swaps purchased	16,298,003	—	53,613,532	50,135

Unrealized appreciation of forward foreign currency contracts	9,097,644	—	441,405	168,805

Receivable for shares of beneficial interest sold	4,944,241	—	3,477,830	527,921

Deposits with brokers for futures contracts collateral	795,000	—	2,395,000	1,391,300

Receivable for variation margin on futures contracts	167,705	—	10,262	44,858

Tax reclaims receivable	7,401	—	—	—

Receivable for paydown principal	143	—	63,545	14,808

Receivable for terminated swaps	—	—	228,667	15,040

Receivable from broker	—	—	86,097	18,120

Total Assets	3,806,414,615	2,133,732	14,644,429,906	443,432,324

Liabilities:
Payable for investments purchased	1,362,762,253	—	6,234,674,735	241,465,314

Payable to broker for collateral	96,790,000	—	117,984,000	3,148,476

Unrealized depreciation of forward foreign currency contracts	58,739,192	—	433,990	334,046

Securities sold short, at value (proceeds of $20,525,000, $0, $1,526,040,281 and $105,131, respectively)	20,571,880	—	1,523,911,385	104,953

Unrealized depreciation of swaps	16,857,075	—	19,182,049	3,549,503

Dividends payable	16,444,580	12,768	32,303,250	—

Premium for swaps sold	8,718,769	—	3,640,089	1,901,966

Payable for shares of beneficial interest redeemed	3,281,305	—	218,456	384,993

Options written, at value (premiums received – $5,647,855, $0, $2,053,768, and $172,973, respectively)	3,277,205	—	1,591,592	170,124

Payable to broker	2,019,050	—	1,213,395	—

Payable to custodian for cash overdraft	93,179	—	—	—

Interest payable on short positions	3,902	—	4,565	103

Payable for variation margin on futures contracts	—	—	—	52,562

Payable for reverse repurchase agreements	—	—	4,512,695,000	—

Payable for terminated swaps	—	—	2,372,377	125,293

Interest payable for reverse repurchase agreements	—	—	724,945	—

Total Liabilities	1,589,558,390	12,768	12,450,949,828	251,237,333

Net Assets	$2,216,856,225	$2,120,964	$2,193,480,078	$192,194,991

Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$193,048	$325	$253,184	$19,815

Paid-in-capital in excess of par	2,233,877,109	3,213,484	2,696,861,070	208,770,158

Undistributed (dividends in excess of) net investment income	(1,461,145)	406	(17,522,292)	356,971

Accumulated net realized gain (loss)	265,674,566	(234,015)	(309,590,007)	(14,347,229)

Net unrealized depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(281,427,353)	(859,236)	(176,521,877)	(2,604,724)

Net Assets	$2,216,856,225	$2,120,964	$2,193,480,078	$192,194,991

Shares Outstanding	193,047,624	324,604	253,183,891	19,815,474

Net Asset Value, Offering Price and Redemption Price Per Share	$11.48	$6.53	$8.66	$9.70

64 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income SHares — Series C, H, M, R Statements of Operations
Six months ended April 30, 2009 (unaudited)

	Series C	Series H	Series M	Series R
Investment Income:
Interest	$73,176,012	$82,372	$195,417,473	$395,647

Dividends	174,814	—	1,733,254	7,500

Facility and other fee income	119,872	—	—	—

Total Investment Income	73,470,698	82,372	197,150,727	403,147

Expenses:
Interest expense	180,784	—	35,606,460	3,788

Net Investment Income	73,289,914	82,372	161,544,267	399,359

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,209,770	(78,788)	79,855,128	13,550,995

Futures contracts	205,998,936	—	69,210,564	7,331,795

Options written	(19,612,797)	—	2,676,791	2,547,267

Swaps	26,464,227	(58,928)	(405,508,395)	(19,874,566)

Foreign currency transactions	44,971,036	—	446,784	(1,994,199)

Net change in unrealized appreciation/depreciation of:
Investments	99,762,701	(39,050)	252,695,181	8,975,135

Futures contracts	(13,506,669)	—	(4,491,288)	52,687

Options written	10,324,973	—	585,968	12,584

Swaps	(50,463,051)	15,885	87,621,126	2,804,597

Foreign currency transactions	(60,030,780)	—	(1,446,417)	1,416,852

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	259,118,346	(160,881)	81,645,442	14,823,147

Net Increase (Decrease) in Net Assets Resulting from Investment Operations	$332,408,260	$(78,509)	$243,189,709	$15,222,506

See accompanying Notes to Financial Statements   4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 65

Fixed Income SHares — Series C Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2009	Year ended
	(unaudited)	October 31, 2008
Investment Operations:
Net investment income	$73,289,914	$126,954,843

Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	273,031,172	295,710,670

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(13,912,826)	(383,809,104)

Net increase in net assets resulting from investment operations	332,408,260	38,856,409

Dividends and Distributions to Shareholders from:

Net investment income	(155,361,044)	(124,912,250)

Net realized gains	(170,954,511)	(25,425,077)

Total dividends and distributions to shareholders	(326,315,555)	(150,337,327)

Capital Share Transactions:
Net proceeds from the sale of shares	658,645,737	774,037,053

Cost of shares redeemed	(454,376,628)	(542,286,326)

Net increase in net assets from capital share transactions	204,269,109	231,750,727

Total increase in net assets	210,361,814	120,269,809

Net Assets:
Beginning of period	2,006,494,411	1,886,224,602

End of period (including undistributed (dividends in excess of) net investment income of $(1,461,145) and $80,609,985, respectively)	$2,216,856,225	$2,006,494,411

Shares Issued and Redeemed:
Issued	57,703,331	60,725,348

Redeemed	(39,140,796)	(42,746,694)

Net Increase	18,562,535	17,978,654

66 Fixed Income SHares – Series C Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income SHares — Series H Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2009	Year ended
	(unaudited)	October 31, 2008
Investment Operations:
Net investment income	$82,372	$161,687

Net realized loss on investments, futures contracts and swaps	(137,716)	(60,519)

Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	(23,165)	(755,978)

Net decrease in net assets resulting from investment operations	(78,509)	(654,810)

Dividends to Shareholders from Net Investment Income	(81,966)	(161,687)

Capital Share Transactions:
Net proceeds from the sale of shares	—	213,809

Total decrease in net assets	(160,475)	(602,688)

Net Assets:
Beginning of period	2,281,439	2,884,127

End of period (including undistributed net investment income of $406 and $0, respectively)	$2,120,964	$2,281,439

Shares Issued:	—	24,604

See accompanying Notes to Financial Statements   4.30.09   Fixed Income SHares – Series H Semi-Annual Report 67

Fixed Income SHares — Series M Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2009	Year ended
	(unaudited)	October 31, 2008
Investment Operations:
Net investment income	$161,544,267	$228,786,296

Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(253,319,128)	3,664,751

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	334,964,570	(571,665,855)

Net increase (decrease) in net assets resulting from investment operations	243,189,709	(339,214,808)

Dividends to Shareholders from Net Investment Income	(175,678,904)	(237,966,458)

Capital Share Transactions:
Net proceeds from the sale of shares	837,647,903	882,741,960

Cost of shares redeemed	(421,938,659)	(414,324,622)

Net increase in net assets from capital share transactions	415,709,244	468,417,338

Total increase (decrease) in net assets	483,220,049	(108,763,928)

Net Assets:
Beginning of period	1,710,260,029	1,819,023,957

End of period (including dividends in excess of net investment income of $(17,522,292) and $(3,387,655), respectively)	$2,193,480,078	$1,710,260,029

Shares Issued and Redeemed:
Issued	99,069,086	83,725,095

Redeemed	(50,524,917)	(39,870,663)

Net Increase	48,544,169	43,854,432

68 Fixed Income SHares – Series M Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income SHares — Series R Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2009	Year ended
	(unaudited)	October 31, 2008
Investment Operations:
Net investment income	$399,359	$8,548,299

Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	1,561,292	(1,024,607)

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	13,261,855	(19,354,574)

Net increase (decrease) in net assets resulting from investment operations	15,222,506	(11,830,882)

Dividends and Distributions to Shareholders from:
Net investment income	(560,862)	(8,952,787)

Net realized gains	(6,964,781)	—

Total dividends and distributions to shareholders	(7,525,643)	(8,952,787)

Capital Share Transactions:
Net proceeds from the sale of shares	59,969,789	117,340,551

Cost of shares redeemed	(45,563,229)	(49,483,475)

Net increase in net assets from capital share transactions	14,406,560	67,857,076

Total increase in net assets	22,103,423	47,073,407

Net Assets:
Beginning of period	170,091,568	123,018,161

End of period (including undistributed net investment income of $356,971 and $518,474, respectively)	$192,194,991	$170,091,568

Shares Issued and Redeemed:
Issued	6,388,004	10,975,042

Redeemed	(4,924,536)	(4,675,758)

Net Increase	1,463,468	6,299,284

See accompanying Notes to Financial Statements   4.30.09   Fixed Income SHares – Series R Semi-Annual Report 69

Fixed Income SHares — Series M Statement of Cash Flows
Six months ended April 30, 2009 (unaudited)

Decrease in Cash from:
Cash Flows provided by operating activities:
Net increase in net assets resulting from operations	$243,189,709

Adjustments to reconcile net increase in net assets resulting from investment operations to net cash provided by operating activities:
Purchases of long-term investments	(42,514,930,309)

Proceeds from sales of long-term investments	42,511,649,688

Sale of short-term portfolio investments, net	(95,520,682)

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(334,964,570)

Net realized loss on investments, futures contracts, options written, swaps and foreign currency transactions	253,859,861

Net amortization on investments	(322,308)

Increase in proceeds for short sale	311,383,226

Decrease in interest receivable	1,078,607

Payments from futures contracts transactions, net	65,096,264

Decrease in deposits with brokers	8,813,000

Increase in receivable from broker	(86,097)

Increase in payable to broker for collateral	119,197,395

Decrease in interest payable for reverse repurchase agreements and short positions	(4,762,441)

Periodic and termination payments of swaps, net	(457,561,758)

Increase in receivable for paydown principal	(63,545)

Net cash provided by operating activities	106,056,040

Cash Flows used for financing activities:
Decrease in reverse repurchase agreements	(359,557,000)

Cash dividends paid	(175,678,904)

Increase in dividends payable	11,047,406

Proceeds from shares of beneficial interest sold	840,184,201

Payment on shares of beneficial interest redeemed	(422,979,786)

Net cash used for financing activities	(106,984,083)

Net decrease in cash	(928,043)

Cash at beginning of period	1,945,293

Cash at end of period	$1,017,250

The Portfolio paid $40,373,466 in cash for interest primarily on reverse repurchase agreements.

70 Fixed Income SHares – Series M Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income SHares — Series C Financial Highlights
For a share outstanding throughout each period:

	Six Months
	ended
	April 30, 2009	Year ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$11.50	$12.05	$11.78	$11.64	$12.06	$11.62

Investment Operations:
Net investment income	0.42	0.76	0.63	0.55	0.48	0.49

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	1.45	(0.37)	0.44	0.31	0.04	0.64

Total from investment operations	1.87	0.39	1.07	0.86	0.52	1.13

Dividends and Distributions to Shareholders from:
Net investment income	(0.89)	(0.74)	(0.56)	(0.72)	(0.54)	(0.51)

Net realized gains	(1.00)	(0.20)	(0.24)	—	(0.40)	(0.18)

Total dividends and distributions to shareholders	(1.89)	(0.94)	(0.80)	(0.72)	(0.94)	(0.69)

Net asset value, end of period	$11.48	$11.50	$12.05	$11.78	$11.64	$12.06

Total Investment Return (1)	16.74%	2.56%	9.67%	7.69%	4.42%	10.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,216,856	$2,006,494	$1,886,225	$1,449,575	$949,173	$575,175

Ratio of operating expenses to average net assets (2)(3)	0.00%#	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of net investment income to average net assets (2)	7.18%#	6.01%	5.60%	4.89%	4.08%	4.16%

Portfolio turnover	427%	873%	750%	560%	510%	180%

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sonsor of the program.

(3)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2009 would be 0.02%.

See accompanying Notes to Financial Statements   4.30.09   Fixed Income SHares – Series C Semi-Annual Report 71

Fixed Income SHares — Series H Financial Highlights
For a share outstanding throughout each period:

	Six Months		For the period
	ended		April 2, 2007*
	April 30, 2009	Year ended	through
	(unaudited)	October 31, 2008	October 31,2007
Net asset value, beginning of period	$7.03	$9.61	$10.00

Investment Operations:
Net investment income	0.25	0.52	0.29

Net realized and change in unrealized gain (loss) on investments, futures contracts and swaps	(0.50)	(2.58)	(0.40)

Total from investment operations	(0.25)	(2.06)	(0.11)

Dividends to Shareholders from Net Investment Income:	(0.25)	(0.52)	(0.28)

Net asset value, end of period	$6.53	$7.03	$9.61

Total Investment Return (1)	(3.37)%	(22.21)%	(1.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,121	$2,281	$2,884

Ratio of operating expenses to average net assets (2)	0.00%#	0.00%	0.00%#

Ratio of net investment income to average net assets (2)	7.94%#	6.05%	5.04%#

Portfolio turnover	10%	15%	87%

*	Commencement of operations.

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series H, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sonsor of the program.

72 Fixed Income SHares – Series H Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income SHares — Series M Financial Highlights
For a share outstanding throughout each period:

	Six Months
	ended
	April 30, 2009	Year ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.36	$11.31	$11.38	$11.12	$11.87	$11.48

Investment Operations:
Net investment income	0.70	1.35	0.66	0.57	0.44	0.37

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	0.35	(2.90)	(0.08)	0.27	(0.29)	0.65

Total from investment operations	1.05	(1.55)	0.58	0.84	0.15	1.02

Dividends and Distributions to Shareholders from:
Net investment income	(0.75)	(1.40)	(0.65)	(0.58)	(0.46)	(0.43)

Net realized gains	—	—	—	—	(0.44)	(0.20)

Total dividends and distributions to shareholders	(0.75)	(1.40)	(0.65)	(0.58)	(0.90)	(0.63)

Net asset value, end of period	$8.66	$8.36	$11.31	$11.38	$11.12	$11.87

Total Investment Return (1)	13.35%	(16.53)%	5.26%	7.80%	1.32%	9.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,193,480	$1,710,260	$1,819,024	$1,454,145	$942,197	$569,692

Ratio of operating expenses to average net assets (2)(3)	0.00%#	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of net investment income to average net assets (3)	16.54%#	11.82%	5.91%	5.11%	3.85%	3.21%

Portfolio turnover	423%	923%	837%	928%	706%	894%

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004 would be 3.65%, 7.63%, 1.26%, 0.07%, 0.05% and 0.01%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sonsor of the program.

See accompanying Notes to Financial Statements   4.30.09   Fixed Income SHares – Series M Semi-Annual Report 73

Fixed Income SHares — Series R Financial Highlights
For a share outstanding throughout each period:

	Six Months					For the period
	ended					April 15, 2004*
	April 30, 2009	Year ended October 31,				through
	(unaudited)	2008	2007	2006	2005	October 31, 2004
Net asset value, beginning of period	$9.27	$10.21	$9.90	$10.20	$10.37	$10.00

Investment Operations:
Net investment income	0.02	0.57	0.43	0.54	0.50	0.26

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	0.84	(0.91)	0.34	(0.29)	(0.16)	0.37

Total from investment operations	0.86	(0.34)	0.77	0.25	0.34	0.63

Dividends and Distributions to Shareholders from:
Net investment income	(0.03)	(0.60)	(0.46)	(0.55)	(0.50)	(0.26)

Net realized gains	(0.40)	—	—	—	(0.01)	—

Total dividends and distributions to shareholders	(0.43)	(0.60)	(0.46)	(0.55)	(0.51)	(0.26)

Net asset value, end of period	$9.70	$9.27	$10.21	$9.90	$10.20	$10.37

Total Investment Return (1)	9.64%	(3.87)%	8.05%	2.49%	3.30%	6.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$192,195	$170,092	$123,018	$154,793	$135,449	$3,114

Ratio of operating expenses to average net assets (2)(3)	0.00%#	0.00%	0.00%	0.00%	0.00%	0.00%#

Ratio of net investment income to average net assets (3)	0.47%#	5.39%	4.36%	5.33%	5.28%	4.72%#

Portfolio turnover	521%	1003%	825%	593%	175%	23%

*	Commencement of operations.

#	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2009 would be less than 0.005%.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sonsor of the program.

74 Fixed Income SHares – Series R Semi-Annual Report   4.30.09   See accompanying Notes to Financial Statements

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies
Fixed Income SHares (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Series C, Series H, Series M and Series R (the “Portfolios”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Portfolios’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Portfolios are authorized to issue an unlimited amount of shares of beneficial interest at $0.001 par value.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been asserted. However, the Portfolios expect the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, ”Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the ”Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolios’ management has determined that its evaluation of the Interpretation has resulted in no material impact to the Portfolios’ financial statements at April 30, 2009. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The following is a summary of significant accounting policies consistently followed by the Portfolios:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements of the Portfolios. Each Portfolio’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 75

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurement
Effective November 1, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Portfolios to measure fair value during the six months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at April 30, 2009 in valuing the Portfolios’ investments carried at value:

Series C:

	Investments in Securities		Other Financial
Valuation Inputs	Assets	Liabilities	Instruments

Level 1 – Quoted Prices	$4,280,699	$(310,080)	$(6,681,787)
Level 2 – Other Significant Observable Inputs	3,187,540,168	(23,539,005)	57,933,369
Level 3 – Significant Unobservable Inputs	38,614,139	—	—

Total	$3,230,435,006	$(23,849,085)	$51,251,582

Series H:

	Investments in Securities		Other Financial
Valuation Inputs	Assets	Liabilities	Instruments

Level 1 – Quoted Prices	$—	$—	$—
Level 2 – Other Significant Observable Inputs	2,084,525	—	—
Level 3 – Significant Unobservable Inputs	—	—	—

Total	$2,084,525	$—	$—

76 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Series M:

	Investments in Securities		Other Financial
Valuation Inputs	Assets	Liabilities	Instruments

Level 1 – Quoted Prices	$9,672,588	$—	$(359,188)
Level 2 – Other Significant Observable Inputs	8,315,255,445	(1,525,502,977)	25,633,572
Level 3 – Significant Unobservable Inputs	770,261	—	—

Total	$8,325,698,294	$(1,525,502,977)	$25,274,384

Series R:

	Investments in Securities		Other Financial
Valuation Inputs	Assets	Liabilities	Instruments

Level 1 – Quoted Prices	$123,600	$—	$2,369,557
Level 2 – Other Significant Observable Inputs	412,630,029	(275,077)	288,381
Level 3 – Significant Unobservable Inputs	19,642,664	—	—

Total	$432,396,293	$(275,077)	$2,657,938

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at April 30, 2009, were as follows:

Series C:

	Investments in Securities		Other Financial
	Assets	Liabilities	Instruments

Beginning balance, 10/31/08	$51,279,211	$(447,000)	$447,911
Net purchases (sales) and settlements	(21,280,361)	55,190	(118,037)
Accrued discounts (premiums)	28,396	—	—
Total realized gain (loss)	402,527	248,410	—
Total change in unrealized appreciation/depreciation	(651,314)	143,400	—
Transfers in and/or out of Level 3	8,835,680	—	(329,874)

Ending balance, 4/30/09	$38,614,139	$—	$—

Net change in unrealized appreciation/depreciation at April 30, 2009	$(697,747)	$—	$—

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 77

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Series M:

	Investments in Securities		Other Financial
	Assets	Liabilities	Instruments

Beginning balance, 10/31/08	$966,966	$—	$279,433
Net purchases (sales) and settlements	(118,509)	—	(279,433)
Accrued discounts (premiums)	4,347	—	—
Total realized gain (loss)	542	—	—
Total change in unrealized appreciation/depreciation	(102,188)	—	—
Transfers in and/or out of Level 3	19,103	—	—

Ending balance, 4/30/09	$770,261	$—	$—

Net change in unrealized appreciation/depreciation at April 30, 2009	$(64,539)	$—	$—

Series R:

	Investments in Securities		Other Financial
	Assets	Liabilities	Instruments

Beginning balance, 10/31/08	$20,924,560	$—	$—
Net purchases (sales) and settlements	(1,381,927)	—	—
Accrued discounts (premiums)	296	—	—
Total realized gain (loss)	(54,458)	—	—
Total change in unrealized appreciation/depreciation	154,193	—	—
Transfers in and/or out of Level 3	—	—	—

Ending balance, 4/30/09	$19,642,664	$—	$—

Net change in unrealized appreciation/depreciation at April 30, 2009	$124,781	$—	$—

Realized gain (loss) and change in unrealized appreciation/depreciation is recorded on the Statements of Operations.

In April 2009, the FASB issued FASB Staff Position No. 157-4. “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The Portfolios’ management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolios’ financial statements disclosures.

(c) Disclosures about Credit Derivatives
The Portfolios have adopted FASB Staff Positions No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FAS Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”), which required enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for reporting periods after November 15, 2008. FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Portfolios’ management has determined that FSP has no material impact on the Portfolios’ financial statements. All changes to accounting policies have been made in accordance with the FSP and incorporated for the current period as part of the disclosures within Footnote 3(c) and 3(d) in the Notes to the Financial Statements.

78 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

See also “Swap Agreements” – Note 1(k) for a description of the nature of each credit derivative, maximum potential amount of future payments (undiscounted) the Portfolios could be required to make under the credit derivatives with sold protection and fair value of each credit derivative at April 30, 2009. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

In March 2008, Statement of Financial Accounting Standards No. 161, ”Disclosures about Derivative Instruments and Hedging Activities” (”SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a portfolio’s derivative and hedging activities. Portfolios management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolios’ financial statement disclosures.

(d) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Portfolios are amortized, respectively, as income over the expected term of the senior loan. Commitment fees received by the Portfolios relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are recorded as interest income on the Statement of Operations.

(e) Federal Income Taxes
The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(f) Dividends and Distributions
The Portfolios declare dividends from net investment income monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(g) Foreign Currency Translation
The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statements of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 79

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(h) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Series C, Series M and Series R may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolios may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum ”initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ”variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) Option Transactions
The Portfolios may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of their investment strategies. The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Portfolios is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Portfolios is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolios purchasing a security at a price different from its current market value.

(k) Swap Agreements
Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

80 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements – Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolios will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolios would effectively add leverage to their portfolios because, in addition to their total net assets, the Portfolios would be subject to investment exposure on the notional amount of the swap.

If the Portfolios are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolios are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolios may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolios own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolios may use credit default swaps on asset-backed securities to provide a measure of

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 81

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolios may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes (see 3(c)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolios as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2009 for which the Portfolios are the sellers of protection are disclosed later in the Notes (see 3(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolios for the same referenced entity or entities.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

(l) Senior Loans
Assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Portfolios succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged

82 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(m) Repurchase Agreements
Transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(n) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolios can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolios of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Portfolios cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Portfolios’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolios’ obligation to repurchase the securities.

(o) When-Issued/Delayed-Delivery Transactions
Purchases or sales of securities on a when-issued or delayed-delivery basis involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Portfolios do not participate in future gains and losses with respect to the security.

(p) Inflation-Indexed Bond
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(q) Stripped Mortgage Backed Securities (“SMBS”)
SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolios may fail to

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 83

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

(r) Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(s) Short Sales
Short sale transactions involve the Portfolios selling securities it does not own in anticipation of a decline in the market price of the securities. The Portfolios are obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

2. Investment Manager/Sub-Adviser/Administrator/Distributor

(a) Investment Manager/Sub-Adviser
Allianz Global Investors Fund Management LLC (“Investment Manager”) serves in its capacity pursuant to an Investment Management Agreement with the Trust. Pursuant to a Portfolio Management Agreement, the Investment Manager employs Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”), an affiliate of the Investment Manager, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Investment Manager receives no investment management or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a “wrap fee” to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Management Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(b) Administrator
The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (“Administration Agreement”) with the Trust. The administrator’s responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(c) Distributor
Allianz Global Investors Distributors LLC (“the Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. Pursuant to a distribution agreement with the Trust, the Investment Manager, on behalf of the Portfolios, pays the Distributor.

At April 30, 2009, 92% of Series H’s outstanding shares were owned by Allianz Global Investors of America LP. Investment activity by this shareholder could have a material impact to the Series H.

84 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities
Purchases and sales of investments, other than short-term securities, for the six months ended April 30, 2009, were:

	U.S. Government Agency		All Other
	Purchases	Sales	Purchases	Sales

Series C:	$10,694,093,959	$10,402,818,895	$2,268,803,403	$2,106,892,337
Series H:	—	—	200,000	271,652
Series M:	38,559,621,360	39,322,997,428	863,197,436	740,129,031
Series R:	1,894,656,146	1,874,010,425	15,819,110	10,897,702

(a) Futures contracts outstanding at April 30, 2009:

Series C:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)

Long:	Financial Futures Euro – 90 day	87	$21,490	12/14/09	$51,112

	Financial Futures Euro – 90 day	357	87,849	6/14/10	(40,162)

	Financial Futures Euro – 90 day	1,299	318,856	9/13/10	(92,146)

	Financial Futures Euro – 90 day	1,550	379,324	12/13/10	(361,784)

	Financial Futures Euro – 90 day	4,747	1,158,861	3/14/11	(3,303,061)

	United Kingdom – 90 day	121	21,957	6/16/10	44,496

	United Kingdom – 90 day	121	21,894	9/15/10	49,780

	United Kingdom – 90 day	140	25,249	12/15/10	58,555

	United Kingdom – 90 day	943	169,637	3/16/11	180,955

	U.S. Treasury Notes 30 yr. Futures	1,500	183,844	6/19/09	(3,269,532)

					$(6,681,787)

Series M:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000)	Date	Depreciation

Long:	Financial Futures Euro – 90 day	821	$200,427	3/14/11	$(359,188)

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 85

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Series R:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)

Long:	Euribor Futures	19	$6,199,182	3/16/10	$1,904

	Euribor Futures	19	6,186,909	6/15/10	2,142

	Euribor Futures	50	16,249,039	9/14/10	2,249

	Euribor Futures	30	9,724,578	12/14/10	(2,623)

	Financial Futures Euro – 90 day	185	45,697	12/14/09	1,062,351

	Financial Futures Euro – 90 day	227	55,998	3/15/10	1,371,518

	Financial Futures Euro – 90 day	7	1,723	6/14/10	16,844

	United Kingdom – 90 day	7	1,276,089	12/17/09	1,911

	U.S. Treasury Notes 10 yr. Futures	308	37,249	6/19/09	(86,739)

					$2,369,557

Series C, Series M and Series R pledged cash collateral of $795,000, $2,395,000 and $1,391,300, respectively, for futures contracts.

(b) Transactions in options written for the six months ended April 30, 2009:

	Contracts/
Series C:	Notional	Premiums

Options outstanding, October 31, 2008	1,168,702,496	$14,010,103
Options written	623,007,562	6,541,932
Options terminated in closing transactions	(1,168,700,250)	(12,797,050)
Options expired	(30,004,800)	(2,107,130)

Options outstanding, April 30, 2009	593,005,008	$5,647,855

	Contracts/
Series M:	Notional	Premiums

Options outstanding, October 31, 2008	57,006,006	$3,878,566
Options written	976,703,389	3,263,001
Options terminated in closing transactions	(91,004,662)	(2,547,009)
Options exercised	(3,003)	(2,018,836)
Options expired	(131,000,000)	(521,954)

Options outstanding, April 30, 2009	811,701,730	$2,053,768

86 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

	Contracts/
Series R:	Notional	Premiums

Options outstanding, October 31, 2008	108,700,165	$2,975,508
Options written	23,100,267	289,812
Options terminated in closing transactions	(114,000,088)	(3,027,558)
Options exercised	(87)	(60,045)
Options expired	(28)	(4,744)

Options outstanding, April 30, 2009	17,800,229	$172,973

(c) Credit default swap agreements:

Buy protection swap agreements outstanding at April 30, 2009 (1):

Series C:

	Notional Amount			Payments		Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Paid	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	by Portfolio	Value (5)	Paid	(Depreciation)

Bank of America:
Constellation Energy Group	$5,000	3.32%	6/20/12	(1.36)%	$270,331	$—	$270,331
DTE Energy	5,000	3.08%	6/20/16	(0.97)%	585,922	—	585,922
Ryder System	4,000	2.13%	9/20/15	(1.73)%	77,442	—	77,442
Barclays Bank:
Deutsche Bank AG	13,800	1.40%	9/20/13	(0.79)%	327,928	—	327,928
BNP Paribas:
Deutsche Bank AG	7,100	1.40%	9/20/13	(0.79)%	168,249	—	168,249
Citigroup:
Dominion Resources	4,000	0.60%	12/20/17	(0.69)%	(28,876)	—	(28,876)
Merrill Lynch	5,000	4.00%	3/20/15	(2.45)%	348,076	—	348,076
Credit Suisse First Boston:
Deutsche Bank AG	25,000	1.40%	9/20/13	(0.79)%	592,427	—	592,427
Deutsche Telekom International Finance BV	5,000	0.85%	9/20/18	(1.08)%	(95,063)	—	(95,063)
Deutsche Bank:
Credit Suisse	28,000	1.58%	6/20/13	(1.35)%	199,995	—	199,995
Sara Lee	7,000	0.50%	6/20/13	(0.68)%	(54,578)	—	(54,578)
JPMorgan Chase:
Deutsche Bank AG	18,900	1.40%	9/20/13	(0.77)%	463,614	—	463,614
Lexmark International	5,000	2.90%	6/20/13	(1.19)%	306,978	—	306,978
Morgan Stanley:
Inco	9,000	2.09%	12/20/11	(0.50)%	357,953	—	357,953
Weyerhaeuser	4,500	2.00%	6/20/12	(0.44)%	204,317	—	204,317

					$3,724,715	$—	$3,724,715

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 87

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Series M:

	Notional Amount			Payments		Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Paid	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	by Portfolio	Value (5)	Paid	(Depreciation)

Bank of America:
Macy’s	$5,000	2.10%	9/20/15	(7.06)%	$(1,366,943)	$—	$(1,366,943)
Barclays Bank:
General Electric	10,000	6.85%	12/20/13	(6.75)%	(10,482)	—	(10,482)
Hasbro	4,000	1.20%	9/20/17	(0.81)%	106,415	—	106,415
Citigroup:
Valero Energy	10,600	1.62%	12/20/13	(3.40)%	(842,847)	—	(842,847)
Deutsche Bank:
Altria Group	4,500	0.80%	3/20/19	(1.455)%	(249,408)	—	(249,408)
Morgan Stanley:
Altria Group	1,500	0.80%	12/20/18	(1.55)%	(95,123)	—	(95,123)
Royal Bank of Scotland:
General Electric	7,300	6.85%	12/20/13	(6.75)%	(7,652)	—	(7,652)

					$(2,466,040)	$—	$(2,466,040)

Series R:

	Notional Amount			Payments		Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Paid	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	by Portfolio	Value (5)	Paid	(Depreciation)

Bank of America:
Marsh & McLennan	$3,000	0.80%	6/20/19	(0.90)%	$(28,576)	$—	$(28,576)
Barclays Bank:
Credit Suisse	2,600	1.58%	6/20/13	(1.60)%	(7,021)	—	(7,021)
FBG Finance	1,500	1.25%	6/20/15	(1.60)%	(31,627)	—	(31,627)
Deutsche Bank:
UBS	€500	1.83%	3/20/14	(2.20)%	(12,374)	—	(12,374)
Goldman Sachs:
RPM International	$1,000	2.20%	3/20/18	(1.50)%	46,351	—	46,351
JPMorgan Chase:
Credit Suisse	1,000	1.58%	6/20/13	(1.79)%	(10,261)	—	(10,261)
Newell Rubbermaid	4,000	1.27%	6/20/19	(2.72)%	(477,604)	—	(477,604)

					$(521,112)	$—	$(521,112)

88 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Sell protection swap agreements outstanding at April 30, 2009 (2):

Series C:

	Notional Amount			Payments		Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Received	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	by Portfolio	Value (5)	Received	(Depreciation)

BNP Paribas:
General Electric	$15,200	6.85%	12/20/13	4.90%	$(987,483)	$—	$(987,483)
Citigroup:
El Paso	2,700	6.44%	3/20/14	5.00%	(127,595)	(133,380)	5,785
Deutsche Bank:
Berkshire Hathaway	11,900	3.29%	9/20/13	1.10%	(970,093)	—	(970,093)
General Electric	25,000	6.85%	12/20/13	3.80%	(2,605,442)	—	(2,605,442)
Procter & Gamble	3,000	0.90%	3/20/14	1.27%	54,994	—	54,994
Goldman Sachs:
California State Municipal Bond	3,300	2.65%	12/20/18	1.63%	(162,530)	—	(162,530)
California State Municipal Bond	25,000	2.65%	12/20/18	1.65%	(1,205,594)	—	(1,205,594)
Dow Jones CDX HY-9 Index 35-100%	3,409	3.89%	12/20/12	2.05%	(179,596)	—	(179,596)
International Paper	3,000	3.67%	6/20/10	0.78%	(93,565)	—	(93,565)
SLM	4,100	14.28%	3/20/13	2.95%	(1,090,043)	—	(1,090,043)
JPMorgan Chase:
American Express	2,800	3.97%	3/20/14	2.75%	(137,357)	—	(137,357)
Merrill Lynch & Co.:
American International Group	4,000	38.42%	12/20/12	0.90%	(2,196,162)	—	(2,196,162)
Apache	4,500	0.38%	6/20/10	0.39%	2,624	—	2,624
Canadian Natural Resources	1,800	2.30%	3/20/10	0.32%	(30,830)	—	(30,830)
General Electric	1,800	7.46%	6/20/10	0.30%	(139,162)	—	(139,162)
JPMorgan Chase	3,000	1.66%	9/20/12	0.39%	(124,252)	—	(124,252)
SLM	3,000	14.50%	12/20/12	2.90%	(782,819)	—	(782,819)
XTO Energy	1,300	1.26%	3/20/10	0.38%	(9,607)	—	(9,607)
Morgan Stanley:
Altria Group	2,500	0.80%	12/20/10	0.95%	9,041	—	9,041
ConocoPhillips	4,700	0.50%	3/20/11	0.23%	(22,304)	—	(22,304)
Time Warner	5,000	0.72%	9/20/10	0.58%	(6,309)	—	(6,309)

					$(10,804,084)	$(133,380)	$(10,670,704)

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 89

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Series M:

	Notional Amount			Payments		Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Received	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	by Portfolio	Value (5)	Received	(Depreciation)

Barclays Bank:
SLM	$15,000	13.44%	12/20/13	5.00%	$(3,272,381)	$(2,025,000)	$(1,247,381)
BNP Paribas:
General Electric	10,000	6.85%	12/20/13	3.80%	(1,042,177)	—	(1,042,177)
General Electric	75,000	6.85%	12/20/13	4.50%	(5,942,949)	—	(5,942,949)
Deutsche Bank:
SLM	10,000	13.44%	12/20/13	5.00%	(2,181,588)	(1,350,000)	(831,588)
Goldman Sachs:
Bear Stearns	15,500	1.99%	3/20/10	8.25%	1,006,556	—	1,006,556
Bear Stearns	8,700	1.99%	3/20/10	8.50%	586,852	—	586,852
Berkshire Hathaway	2,200	3.29%	9/20/13	0.97%	(190,479)	—	(190,479)
Berkshire Hathaway	14,600	3.29%	9/20/13	0.98%	(1,258,405)	—	(1,258,405)
California State Municipal Bond	25,000	2.65%	12/20/18	1.60%	(1,269,827)	—	(1,269,827)
California State Municipal Bond	11,000	2.65%	12/20/18	1.75%	(473,936)	—	(473,936)
SLM	5,600	14.28%	3/20/13	2.95%	(1,488,839)	—	(1,488,839)
SLM	10,000	14.28%	3/20/13	3.00%	(2,646,156)	—	(2,646,156)

					$(18,173,329)	$(3,375,000)	$(14,798,329)

Series R:

	Notional Amount			Payments		Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Received	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	by Portfolio	Value (5)	Received	Depreciation

Citigroup:
General Electric	$8,000	6.85%	12/20/13	3.73%	$(855,151)	$—	$(855,151)
Deutsche Bank:
American International Group	3,800	35.27%	12/20/13	5.00%	(1,877,901)	(389,500)	(1,488,401)
Goldman Sachs:
GMAC	300	12.47%	6/20/11	3.40%	(43,578)	—	(43,578)
GMAC	100	11.10%	9/20/12	3.05%	(19,213)	—	(19,213)
GMAC	500	11.10%	9/20/12	5.35%	(64,481)	—	(64,481)
Merrill Lynch & Co.:
CIT Group	1,000	16.70%	12/20/13	5.00%	(290,596)	(230,000)	(60,596)
Dow Jones CDX HY-8 Index	276	10.71%	6/20/12	2.75%	(52,642)	(13,110)	(39,532)
Morgan Stanley:
Ford Motor Credit	100	9.60%	9/20/12	3.80%	(15,258)	—	(15,258)

					$(3,218,820)	$(632,610)	$(2,586,210)

(1)	If the Portfolios are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index

90 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolios are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolios could be required to make as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 91

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

(d)	Interest rate swap agreements outstanding at April 30, 2009:

Series C:

			Rate Type
				Payments		Upfront
	Notional		Payments	Received		Premiums	Unrealized
	Amount	Termination	Made by	by	Market	Paid	Appreciation
Swap Counterparty	(000)	Date	Portfolio	Portfolio	Value	(Received)	(Depreciation)

Bank of America	$71,000	12/16/10	3-Month USD-LIBOR	3.00%	$1,056,471	$951,399	$105,072
Barclays Bank	BRL 472,500	1/2/12	BRL-CDI-Compounded	11.65%	1,155,919	(387,938)	1,543,857
Barclays Bank	£196,400	3/18/14	6-Month GBP-LIBOR	5.00%	26,856,120	(2,912,595)	29,768,715
Barclays Bank	€34,900	9/16/14	6-Month EUR-LIBOR	3.50%	1,286,826	1,265,603	21,223
Barclays Bank	MXN 459,300	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	2,099,596	588,137	1,511,459
BNP Paribas	£100,000	3/18/14	6-Month GBP-LIBOR	5.00%	13,674,196	128,337	13,545,859
Credit Suisse First Boston	$309,300	12/16/10	3-Month USD-LIBOR	3.00%	4,602,347	4,269,984	332,363
Credit Suisse First Boston	£43,100	3/18/14	6-Month GBP-LIBOR	5.00%	5,893,578	(555,020)	6,448,598
Credit Suisse First Boston	€25,800	9/16/14	6-Month EUR-LIBOR	3.50%	951,293	925,892	25,401
Deutsche Bank	£152,500	3/18/14	6-Month GBP-LIBOR	5.00%	20,853,148	(2,619,792)	23,472,940
Deutsche Bank	€28,100	9/16/14	6-Month EUR-LIBOR	3.00%	177,099	19,979	157,120
Deutsche Bank	€38,900	3/18/19	6-Month EUR-LIBOR	4.25%	3,643,046	1,110,635	2,532,411
Goldman Sachs	BRL 53,500	1/2/12	BRL-CDI-Compounded	11.67%	152,276	264,164	(111,888)
Goldman Sachs	€5,900	3/30/12	5-Year French CPI Ex-Tobacco Daily Reference Index	1.96%	176,788	—	176,788
Goldman Sachs	€48,400	3/18/14	6-Month EUR-LIBOR	4.50%	5,461,567	47,844	5,413,723
Goldman Sachs	£125,700	3/18/14	6-Month GBP-LIBOR	5.00%	17,188,464	(115,233)	17,303,697
Goldman Sachs	€150,000	9/16/14	6-Month EUR-LIBOR	3.50%	5,530,771	5,621,502	(90,731)
HSBC Bank	MXN 425,100	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	1,943,257	486,701	1,456,556
JPMorgan Chase	BRL 46,900	1/2/12	BRL-CDI-Compounded	11.65%	114,736	(31,399)	146,135
JPMorgan Chase	MXN 290,950	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	1,330,018	292,386	1,037,632
Morgan Stanley	$3,600	6/17/19	3-Month USD-LIBOR	4.00%	227,056	325,440	(98,384)
Royal Bank of Scotland	£110,000	3/18/14	6-Month GBP-LIBOR	5.00%	15,041,615	(415,152)	15,456,767
UBS	AUD 363,628	6/15/14	6-Month Australian Bank Bill	4.00%	(7,182,667)	(1,548,260)	(5,634,407)

					$122,233,520	$7,712,614	$114,520,906

92 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Series M:

			Rate Type
				Payments		Upfront
	Notional		Payments	Received		Premiums	Unrealized
	Amount	Termination	Made by	by	Market	Paid	Appreciation
Swap Counterparty	(000)	Date	Portfolio	Portfolio	Value	(Received)	(Depreciation)

Bank of America	$139,400	12/16/10	3-Month USD-LIBOR	3.00%	$2,074,255	$1,867,960	$206,295
Barclays Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	366,958	(124,590)	491,548
Barclays Bank	€9,900	3/18/19	6-Month EUR-LIBOR	4.25%	927,151	275,754	651,397
Citigroup	MXN 121,700	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	556,326	174,356	381,970
Credit Suisse First Boston	$1,275,650	12/16/10	3-Month USD-LIBOR	3.00%	18,981,519	17,579,906	1,401,613
Deutsche Bank	843,600	6/17/11	3-Month USD-LIBOR	4.00%	40,642,733	17,934,936	22,707,797
Deutsche Bank	12,400	6/17/16	3-Month USD-LIBOR	4.00%	810,103	1,027,960	(217,857)
HSBC Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	366,958	(140,499)	507,457
HSBC Bank	£7,000	3/18/14	6-Month GBP-LIBOR	5.00%	957,194	373,375	583,819
HSBC Bank	MXN 250,000	1/31/19	28-Day Mexico Inter-Bank TIIE Banxico	8.66%	1,142,824	392,903	749,921
Merrill Lynch & Co.	$590,300	6/17/11	3-Month USD-LIBOR	4.00%	28,439,314	13,872,050	14,567,264
Merrill Lynch & Co.	MXN 241,600	2/7/19	28-Day Mexico Inter-Bank TIIE Banxico	8.30%	654,622	—	654,622
Morgan Stanley	€3,900	3/18/14	6-Month EUR-LIBOR	4.00%	319,012	114,332	204,680

					$96,238,969	$53,348,443	$42,890,526

Series R:

			Rate Type
				Payments		Upfront
	Notional		Payments	Received		Premiums	Unrealized
	Amount	Termination	Made by	by	Market	Paid	Appreciation
Swap Counterparty	(000)	Date	Portfolio	Portfolio	Value	(Received)	(Depreciation)

Barclays Bank	€9,100	9/17/10	6-Month EUR-LIBOR	5.00%	$570,098	$(96,137)	$666,235
Barclays Bank	$600	12/17/28	5.00%	3-Month USD-LIBOR	(128,753)	(7,320)	(121,433)
Credit Suisse First Boston	29,200	6/17/29	3.00%	3-Month USD-LIBOR	2,569,112	(559,946)	3,129,058
Goldman Sachs	£1,400	1/3/18	United Kingdom RPI	3.11%	79,264	—	79,264
Merrill Lynch & Co.	$2,700	5/21/09	5.50%	30-Day USD-CMM Rate	(399,413)	(465,723)	66,310
Morgan Stanley	BRL 7,700	1/2/12	BRL-CDI-Compounded	10.115%	(169,006)	(137,054)	(31,952)
Morgan Stanley	1,100	1/2/12	BRL-CDI-Compounded	12.54%	12,731	(3,176)	15,907
Royal Bank of Scotland	1,300	5/21/09	5.50%	30-Day USD-CMM Rate	(192,310)	50,135	(242,445)

					$2,341,723	$(1,219,221)	$3,560,944

AUD – Australian Dollar
BRL – Brazilian Real
CDI – Inter-Bank Deposit Certificate
CMM – Constant Maturity Mortgage
CPI – Consumer Price Index
EUR/€ – Euro
GBP/£ – British Pound
LIBOR – London Inter-Bank Offered Rate
MXN – Mexican Peso
RPI – Retail Price Index
TIIE – Inter-Bank Equilibrium Interest Rate

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 93

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

(e) Forward foreign currency contracts outstanding at April 30, 2009:

Series C:

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

Purchased:
6,419,000 Australian Dollar settling 5/7/09	Goldman Sachs & Co.	$4,566,990	$4,715,068	$148,078
2,718,000 Australian Dollar settling 5/7/09	UBS	1,903,959	1,996,503	92,544
3,397,335 Australian Dollar settling 5/29/09	Westpac Banking	2,395,801	2,491,746	95,945
5,294,400 Brazilian Real settling 6/2/09	Barclays Bank	2,400,000	2,422,095	22,095
5,357,200 British Pound settling 5/21/09	Goldman Sachs & Co.	7,880,227	7,938,132	57,905
42,612,000 British Pound settling 5/21/09	Royal Bank of Scotland	62,429,563	63,141,133	711,570
511,455,000 Chilean Peso settling 11/19/09	Citigroup	885,483	879,644	(5,839)
511,455,000 Chilean Peso settling 5/14/09	HSBC Bank USA	781,444	882,631	101,187
202,850,155 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	31,222,000	29,826,519	(1,395,481)
21,899,200 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	3,165,470	3,227,880	62,410
14,159,640 Chinese Yuan Renminbi settling 9/8/09	Citigroup	2,040,000	2,087,091	47,091
587,306,053 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	90,169,000	86,355,838	(3,813,162)
64,303,430 Chinese Yuan Renminbi settling 9/8/09	Deutsche Bank	9,280,000	9,478,143	198,143
496,865,660 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	76,634,000	73,057,736	(3,576,264)
28,635,990 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	4,130,000	4,220,864	90,864
58,029,000 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	9,000,000	8,532,422	(467,578)
11,666,070 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	1,690,000	1,719,546	29,546
518,000 Euro settling 5/14/09	BNP Paribas Bank	683,594	686,377	2,783
518,000 Euro settling 5/14/09	Goldman Sachs & Co.	692,405	686,377	(6,028)
518,000 Euro settling 5/14/09	UBS	675,425	686,377	10,952
344,783,000 Japanese Yen settling 5/7/09	Barclays Bank	3,476,336	3,504,427	28,091

94 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

2,449,126,733 Japanese Yen settling 5/7/09	Deutsche Bank	$26,048,000	$24,893,294	$(1,154,706)
2,049,209,000 Japanese Yen settling 5/7/09	HSBC Bank USA	21,192,174	20,828,470	(363,704)
59,861,000 Japanese Yen settling 5/7/09	JPMorgan Chase & Co.	612,564	608,436	(4,128)
9,850,000 Japanese Yen settling 5/7/09	UBS	101,546	100,117	(1,429)
496,099 Mexican Peso settling 5/19/09	Citigroup	45,459	35,668	(9,791)
98,029,118 Mexican Peso settling 5/19/09	Deutsche Bank	7,057,532	7,048,079	(9,453)
498,435 Mexican Peso settling 5/19/09	HSBC Bank USA	35,046	35,837	791
219,445 Mexican Peso settling 11/27/09	JPMorgan Chase	14,984	15,316	332
84,105 Mexican Peso settling 5/19/09	Merrill Lynch & Co.	6,308	6,047	(261)
25,061,000 Norwegian Krone settling 6/4/09	UBS	3,487,801	3,806,137	318,336
28,486,904 Polish Zloty settling 5/6/09	HSBC Bank USA	12,622,698	8,543,635	(4,079,063)
1,721,520,486 Russian Ruble settling 5/6/09	Deutsche Bank	71,705,291	52,018,473	(19,686,818)
578,097,242 Russian Ruble settling 5/6/09	JPMorgan Chase	23,238,278	17,468,125	(5,770,153)
2,197,240 Taiwan Dollar settling 8/10/09	Barclays Bank	65,200	67,462	2,262
6,083,304 Taiwan Dollar settling 5/8/09	Citigroup	184,510	184,092	(418)
782,985 Taiwan Dollar settling 8/10/09	Citigroup	23,352	24,040	688
1,018,575 Taiwan Dollar settling 8/10/09	Deutsche Bank	30,278	31,273	995
2,059,596 Taiwan Dollar settling 8/10/09	JPMorgan Chase	61,600	63,236	1,636

Sold:
27,912,000 Australian Dollar settling 5/7/09	Barclays Bank	18,904,100	20,502,721	(1,598,621)
9,878,916 Brazilian Real settling 6/2/09	BNP Paribas Bank	4,318,652	4,519,432	(200,780)
18,263,224 Brazilian Real settling 6/2/09	HSBC Bank USA	7,768,279	8,355,106	(586,827)
4,667,000 British Pound settling 5/21/09	Barclays Bank	6,912,574	6,915,415	(2,841)

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 95

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

114,309,000 British Pound settling 5/21/09	Citigroup	$168,277,137	$169,379,513	$(1,102,376)
182,000 British Pound settling 5/21/09	Credit Suisse First Boston	271,170	269,682	1,488
304,000 British Pound settling 5/21/09	HSBC Bank USA	448,409	450,458	(2,049)
672,000 British Pound settling 5/21/09	Royal Bank of Scotland	988,239	995,749	(7,510)
47,313,000 Canadian Dollar settling 6/8/09	Citigroup	38,538,701	39,830,116	(1,291,415)
511,455,000 Chilean Peso settling 5/14/09	Citigroup	888,714	882,631	6,083
486,021,131 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	67,232,121	71,463,187	(4,231,066)
158,073,000 Chinese Yuan Renminbi settling 7/15/09	Citigroup	21,768,643	23,242,612	(1,473,969)
140,664,330 Chinese Yuan Renminbi settling 9/8/09	Citigroup	19,392,615	20,733,523	(1,340,908)
160,964,000 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	22,272,589	23,667,696	(1,395,107)
161,279,000 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	22,277,644	23,714,013	(1,436,369)
378,713,737 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	52,060,483	55,685,007	(3,624,524)
57,610,000 Euro settling 5/14/09	Barclays Bank	76,352,300	76,336,337	15,963
518,000 Euro settling 5/14/09	BNP Paribas Bank	683,066	686,378	(3,312)
518,000 Euro settling 5/14/09	Credit Suisse First Boston	687,474	686,378	1,096
6,101,000 Euro settling 5/14/09	Goldman Sachs & Co.	8,112,500	8,084,152	28,348
518,000 Euro settling 5/14/09	Royal Bank of Scotland	686,236	686,378	(142)
6,607,000 Euro settling 5/14/09	UBS	8,753,416	8,754,629	(1,213)
3,195,005 Indian Rupee settling 7/6/09	Bank of America	60,500	63,472	(2,972)
3,196,256 Indian Rupee settling 7/6/09	Citigroup	60,800	63,497	(2,697)
2,810,322 Indian Rupee settling 7/6/09	Deutsche Bank	53,920	55,830	(1,910)
1,777,530,000 Japanese Yen settling 5/7/09	BNP Paribas Bank	18,273,659	18,067,083	206,576
1,777,530,000 Japanese Yen settling 6/4/09	Morgan Stanley	18,258,324	18,074,397	183,927
231,515,000 Japanese Yen settling 5/7/09	Royal Bank of Scotland	2,317,956	2,353,153	(35,198)
87,754,381 Mexican Peso settling 5/19/09	Barclays Bank	6,579,119	6,309,348	269,771
98,029,118 Mexican Peso settling 11/27/09	Deutsche Bank	6,853,985	6,841,818	12,167

96 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

7,100,000 Mexican Peso settling 5/19/09	HSBC Bank USA	$483,766	$510,474	$(26,708)
4,253,376 Mexican Peso settling 5/19/09	JPMorgan Chase	289,937	305,808	(15,871)
1,212,271 Polish Zloty settling 5/6/09	Barclays Bank	397,466	363,578	33,888
258,691 Polish Zloty settling 5/6/09	HSBC Bank USA	84,800	77,585	7,215
255,942 Polish Zloty settling 5/6/09	JPMorgan Chase	83,833	76,761	7,072
26,760,000 Polish Zloty settling 5/6/09	UBS	8,818,877	8,025,711	793,166
789,451,845 Russian Ruble settling 5/6/09	Barclays Bank	25,943,722	23,854,540	2,089,182
313,396,068 Russian Ruble settling 5/6/09	Deutsche Bank	10,343,104	9,469,759	873,345
873,370,080 Russian Ruble settling 5/6/09	HSBC Bank USA	28,649,756	26,390,263	2,259,493
323,399,735 Russian Ruble settling 5/6/09	JPMorgan Chase	10,056,656	9,772,036	284,620
334,010 Singapore Dollar settling 7/30/09	HSBC Bank USA	219,455	226,088	(6,633)
2,207,672 Taiwan Dollar settling 5/8/09	Barclays Bank	65,200	66,808	(1,608)
782,985 Taiwan Dollar settling 5/8/09	Citigroup	23,241	23,695	(454)
1,018,575 Taiwan Dollar settling 5/8/09	Deutsche Bank	30,153	30,824	(671)
2,074,072 Taiwan Dollar settling 5/8/09	JPMorgan Chase	61,600	62,765	(1,165)

				$(49,641,548)

Series M:

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

Purchased:
7,523,934 Australian Dollar settling 5/29/09	Westpac Banking	$5,305,878	$5,518,364	$212,486
441,728 British Pound settling 5/21/09	Royal Bank of Scotland	639,860	654,539	14,679
2,038,000 Canadian Dollar settling 6/8/09	Citigroup	1,660,049	1,715,676	55,627
160,000 Canadian Dollar settling 6/8/09	Royal Bank of Scotland	131,273	134,695	3,422
31,857,948 Japanese Yen settling 6/4/09	Bank of America	324,000	323,940	(60)
41,933,000 Japanese Yen settling 5/7/09	JPMorgan Chase & Co.	428,000	426,213	(1,787)
10,124 Mexican Peso settling 5/14/09	Barclays Bank	660	729	69
329,302 Mexican Peso settling 11/27/09	Citigroup	22,093	22,983	890
27,698,350 Mexican Peso settling 5/19/09	Deutsche Bank	1,994,122	1,991,451	(2,671)
339,426 Mexican Peso settling 5/19/09	HSBC Bank USA	23,866	24,404	538
8,678,606 Mexican Peso settling 5/14/09	JPMorgan Chase	573,000	624,552	51,552
231,649 Mexican Peso settling 11/27/09	JPMorgan Chase	15,817	16,168	351

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 97

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

Sold:
7,588,000 Australian Dollar settling 5/7/09	UBS	$5,315,394	$5,573,755	$(258,361)
4,575,000 British Pound settling 5/21/09	Citigroup	6,734,972	6,779,092	(44,120)
2,037,578 Canadian Dollar settling 6/8/09	Bank of America	1,695,000	1,715,321	(20,321)
1,645,000 Euro settling 5/14/09	Barclays Bank	2,181,270	2,179,713	1,557
71,193,963 Japanese Yen settling 5/7/09	Bank of America	734,000	723,626	10,374
393,386,000 Japanese Yen settling 5/7/09	BNP Paribas Bank	4,044,152	3,998,435	45,717
131,319,657 Japanese Yen settling 5/7/09	JPMorgan Chase & Co.	1,323,000	1,334,753	(11,753)
393,387,000 Japanese Yen settling 6/4/09	Morgan Stanley	4,040,768	4,000,063	40,705
8,688,730 Mexican Peso settling 5/14/09	Barclays Bank	582,830	625,281	(42,451)
27,708,474 Mexican Peso settling 5/19/09	Barclays Bank	1,940,659	1,992,179	(51,519)
329,302 Mexican Peso settling 5/19/09	Citigroup	22,729	23,676	(947)
27,698,350 Mexican Peso settling 11/27/09	Deutsche Bank	1,936,609	1,933,171	3,438

				$7,415

Series R:

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

Purchased:
111,000 Australian Dollar settling 5/7/09	Barclays Bank	$77,475	$81,535	$4,060
910,520 Brazilian Real settling 6/2/09	UBS	385,977	416,547	30,570
112,000 British Pound settling 5/21/09	Royal Bank of Scotland	162,236	165,958	3,722
916,181 Chinese Yuan Renminbi settling 3/29/10	Bank of America	135,100	135,788	688
3,032,450 Chinese Yuan Renminbi settling 5/6/09	Barclays Bank	438,089	444,469	6,380
11,869,440 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	1,760,000	1,749,522	(10,478)
105,700 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	15,643	15,666	23
1,447,845 Chinese Yuan Renminbi settling 9/8/09	Citigroup	210,000	213,408	3,408
753,518 Chinese Yuan Renminbi settling 3/29/10	Citigroup	111,550	111,679	129
505,001 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	74,826	74,847	21
5,267,340 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	780,000	776,391	(3,609)
724,994 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA	107,200	107,452	252

98 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

			U.S. $ Value	Unrealized
		U.S. $ Value on	April 30,	Appreciation
	Counterparty	Origination Date	2009	(Depreciation)

6,800 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	$1,006	$1,008	$2
114,769 Euro settling 5/14/09	Royal Bank of Scotland	149,219	152,075	2,856
14,186,000 Japanese Yen settling 5/7/09	UBS	146,247	144,189	(2,058)
28,416 Malaysian Ringgit settling 8/12/09	Barclays Bank	7,963	7,963	—
114,414 Mexican Peso settling 5/19/09	Citigroup	10,484	8,226	(2,258)
114,414 Mexican Peso settling 11/27/09	Citigroup	7,676	7,985	309
1,478,562 Polish Zloty settling 5/6/09	HSBC Bank USA	655,159	443,442	(211,717)
309,679 Russian Ruble settling 5/6/09	Barclays Bank	9,314	9,357	43
390,528 Singapore Dollar settling 7/30/09	HSBC Bank USA	270,000	264,344	(5,656)

Sold:
122,261 Australian Dollar settling 5/29/09	JPMorgan Chase & Co.	86,138	89,671	(3,533)
1,915,739 Brazilian Real settling 6/2/09	HSBC Bank USA	787,782	876,417	(88,635)
249,000 British Pound settling 5/21/09	Citigroup	366,559	368,960	(2,401)
922,733 Chinese Yuan Renminbi settling 5/6/09	Bank of America	135,100	135,246	(146)
105,700 Chinese Yuan Renminbi settling 5/6/09	Barclays Bank	15,464	15,493	(29)
753,518 Chinese Yuan Renminbi settling 5/6/09	Citigroup	110,309	110,444	(135)
511,201 Chinese Yuan Renminbi settling 5/6/09	Deutsche Bank	74,825	74,927	(102)
732,498 Chinese Yuan Renminbi settling 5/6/09	HSBC Bank USA	107,200	107,363	(163)
6,800 Chinese Yuan Renminbi settling 5/6/09	JPMorgan Chase	995	997	(2)
964,000 Euro settling 5/14/09	Barclays Bank	1,278,264	1,277,352	912
342,846,000 Japanese Yen settling 5/7/09	BNP Paribas Bank	3,524,582	3,484,739	39,843
342,845,000 Japanese Yen settling 6/4/09	Morgan Stanley	3,521,614	3,486,139	35,475
114,414 Mexican Peso settling 5/19/09	Citigroup	7,897	8,226	(329)
2,433,673 Philippines Peso settling 8/6/09	Citigroup	50,611	49,843	768
21,117 Polish Zloty settling 5/6/09	HSBC Bank USA	7,103	6,333	770
1,457,445 Polish Zloty settling 5/6/09	JPMorgan Chase	475,683	437,109	38,574
309,679 Russian Ruble settling 5/6/09	Barclays Bank	9,176	9,357	(181)
390,528 Singapore Dollar settling 7/30/09	Citigroup	261,730	264,344	(2,614)

				$(165,241)

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 99

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Series C and Series M received $18,310,000 and $450,000, respectively, in principal value of U.S. Treasury Bills; Series C, Series M and Series R received $95,820,000, $125,960,000 and $2,970,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolios’ investment strategy. Collateral received as securities cannot be pledged.

(f) Open reverse repurchase agreements at April 30, 2009 were:

Series M:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank:	0.40%	4/13/09	5/12/09	$1,458,376,617	$1,458,085,000
	0.40%	4/15/09	5/12/09	25,447,523	25,443,000
Credit Suisse First Boston:	0.35%	4/20/09	5/9/09	1,100,117,639	1,100,000,000
	0.42%	4/13/09	5/2/09	975,204,750	975,000,000
Goldman Sachs:	0.37%	4/20/09	5/19/09	954,273,416	954,167,000

					$4,512,695,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2009 for Series M was $5,468,419,801 at a weighted average interest rate of 1.29%. The total market value of underlying collateral (refer to Series M’s Schedule of Investments for positions segregated as collateral) for open reverse repurchase agreements at April 30, 2009 was $4,685,996,177.

Series M received $1,081,536 in U.S. Government securities as collateral for reverse repurchase agreements.

(g) Short sales outstanding at April 30, 2009:

Series C:

	Coupon	Maturity	Principal	Proceeds	Value

Fannie Mae	5.00%	TBA	$20,000,000	$20,525,000	$20,571,880

Series M:

	Coupon	Maturity	Principal	Proceeds	Value

Fannie Mae	4.50%	TBA	$63,400,000	$65,158,281	$65,018,500
Fannie Mae	5.00%	TBA	365,200,000	376,448,406	376,029,621
Fannie Mae	5.50%	TBA	1,000,000	1,045,031	1,040,781
Fannie Mae	6.00%	TBA	230,000,000	240,451,563	240,457,870
Freddie Mac	5.00%	TBA	3,900,000	4,004,812	4,009,079
Freddie Mac	5.50%	TBA	27,700,000	28,652,188	28,656,509
Freddie Mac	6.00%	TBA	250,000,000	261,796,875	260,976,500
Ginnie Mae	6.00%	TBA	525,000,000	548,483,125	547,722,525

					$1,523,911,385

100 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

3. Investments in Securities (continued)

Series R:

	Coupon	Maturity	Principal	Proceeds	Value

Fannie Mae	6.00%	TBA	$100,000	$105,131	$104,953

4. Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009 were:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Depreciation

Series C	$3,565,071,494	$61,047,207	$(395,683,695)	$(334,636,488)
Series H	2,943,761	—	(859,236)	(859,236)
Series M	8,530,098,001	173,502,654	(377,902,361)	(204,399,707)
Series R	437,660,564	3,059,441	(8,323,712)	(5,264,271)

5. Market and Credit Risk
On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Portfolios had select holdings, credit default swap agreements, foreign currency transactions, securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, foreign currency transactions, securities and derivatives transactions associated with Lehman Brothers as counterparty, have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of assets and other liabilities on the Statements of Assets and Liabilities and net change in unrealized appreciation (depreciation) on the Statements of Operations. These amounts are based on the Investment Manager’s legal interpretations under its netting agreement and recoverability estimates and may differ significantly from the amount which might ultimately be realized or paid. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates, as well as the current value of senior Lehman bonds, have been utilized in determining estimated recovery values for certain holdings. Financial assets and liabilities may be offset and the net amount may be reported in the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met.

The Sub-Adviser has delivered notices of default and in some cases, claim notices, to certain entities of Lehman Brothers in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, the Sub-Adviser has terminated the trades and has obtained quotations from brokers for replacement trades.

Certain Portfolios are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by each Portfolio and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding

4.30.09   Fixed Income SHares – Series C, H, M, R Semi-Annual Report 101

Fixed Income Shares — Series C, H, M, R Notes to Financial Statements
April 30, 2009 (unaudited)

5. Market and Credit Risk (continued)

transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Portfolios’ financial statements.

6. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolios.

Since February 2004, the Investment Manager, the Sub-Adviser, and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, the Sub-Adviser, or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolios or on their ability to perform their respective investment advisory activities relating to the Portfolios.

The foregoing speaks only as of the date hereof.

102 Fixed Income SHares – Series C, H, M, R Semi-Annual Report   4.30.09

Trustees and Principal Officers

Hans W. Kertess Trustee, Chairman of the Board of Trustees Paul Belica Trustee Robert E. Connor Trustee John C. Maney Trustee William B. Ogden, IV Trustee R. Peter Sullivan III Trustee	Brian S. Shlissel
  President & Chief Executive Officer
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Vice President, Secretary & Chief Legal Officer
Scott Whisten
  Assistant Treasurer
Richard J. Cochran
  Assistant Treasurer
Youse E. Guia
  Chief Compliance Officer
Kathleen A. Chapman
  Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services-Midwest
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1100 Walnut, Suite 1300
Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Fixed Income SHares-Series C, H, M, R for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Trust or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolios without examination by an independent registered accounting firm, who did not express an opinion hereon.

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS
     Not required in this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
     Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
     Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT
     Not required in this filing.
ITEM 6. SCHEDULE OF INVESTMENTS
     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
     Disclosure not required for open-end investment management companies.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
     Disclosure not required for open-end investment management companies.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.
     Disclosure not required for open-end investment management companies.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.
ITEM 12. EXHIBITS
(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fixed Income SHares

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date: July 2, 2009

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: July 2, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date: July 2, 2009

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: July 2, 2009